UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 08821
                                                     ---------------------------

                              RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            --------------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            ---------------------

                  Date of reporting period: SEPTEMBER 30, 2004
                                            ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  71.9%

FINANCIALS 14.5%

  BANKS 4.1%
Bank of America Corp.                     16,970   $     735,310
Wachovia Corp.+                           11,930         560,113
SunTrust Banks, Inc.                       6,100         429,501
Wells Fargo & Co.                          5,350         319,021
PNC Financial Services Group,
Inc.                                       5,750         311,075
KeyCorp                                    9,420         297,672
Comerica, Inc.+                            4,670         277,165
U.S. Bancorp                               7,920         228,888
National City Corp.                        2,750         106,205
M&T Bank Corp.                               100           9,570
                                                   -------------
TOTAL BANKS                                            3,274,520
                                                   -------------
  INSURANCE 3.6%
American International Group,
Inc.                                      11,020         749,250
Allstate Corp.+                            8,630         414,154
Prudential Financial, Inc.                 7,650         359,856
ACE Ltd.+                                  7,350         294,441
Loews Corp.                                4,960         290,160
Lincoln National Corp.                     5,850         274,950
SAFECO Corp.+                              4,970         226,880
Torchmark Corp.                            2,660         141,459
Cincinnati Financial Corp.                 2,910         119,950
                                                   -------------
TOTAL INSURANCE                                        2,871,100
                                                   -------------
  DIVERSIFIED FINANCIALS 2.2%
Citigroup, Inc.                           23,280       1,027,113
J.P. Morgan Chase & Co.                   13,690         543,904
Principal Financial Group, Inc.+           4,230         152,153
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                           1,723,170
                                                   -------------
  CAPITAL MARKETS 1.8%
Merrill Lynch & Co., Inc.                  9,590         476,815
Bear Stearns Cos., Inc.+                   3,150         302,936
State Street Corp.                         6,810         290,855
Janus Capital Group, Inc.+                17,230         234,500
Morgan Stanley                             1,540          75,922
Goldman Sachs Group, Inc.                    114          10,629
                                                   -------------
TOTAL CAPITAL MARKETS                                  1,391,657
                                                   -------------
  CONSUMER FINANCE 1.3%
Capital One Financial Corp.+               4,550         336,245
MBNA Corp.                                12,270         309,204
Providian Financial Corp.*+               16,970         263,714
American Express Co.+                      2,440         125,562
                                                   -------------
TOTAL CONSUMER FINANCE                                 1,034,725
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 1.3%
Fannie Mae                                 8,240         522,416
MGIC Investment Corp.+                     3,810         253,555
Countrywide Financial Corp.+               5,020         197,738
Freddie Mac                                  450          29,358
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                       1,003,067
                                                   -------------
  REAL ESTATE 0.2%
Equity Office Properties Trust+            6,330         172,493
                                                   -------------
TOTAL REAL ESTATE                                        172,493
                                                   -------------
TOTAL FINANCIALS                                      11,470,732
                                                   -------------
INFORMATION TECHNOLOGY 11.7%

  SOFTWARE 2.9%
Microsoft Corp.                           50,320       1,391,348
Computer Associates
International, Inc.+                      12,570         330,591
BMC Software, Inc.*                       16,330         258,177
Symantec Corp.*+                           3,810         209,093
Oracle Corp.*                              5,680          64,071
Veritas Software Corp.*                    3,280          58,384
Siebel Systems, Inc.*                      1,500          11,310
                                                   -------------
TOTAL SOFTWARE                                         2,322,974
                                                   -------------
  COMPUTERS & PERIPHERALS 2.4%
International Business Machines
Corp.                                     11,000         943,140
Hewlett-Packard Co.+                      28,210         528,937
Dell, Inc.*+                               7,290         259,524


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
NCR Corp.*                                 3,420   $     169,598
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                          1,901,199
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.3%
Intel Corp.                               40,310         808,619
Applied Materials, Inc.*                  23,570         388,669
National Semiconductor Corp.*+            19,130         296,324
Texas Instruments, Inc.                    6,870         146,194
Advanced Micro Devices, Inc.*+             4,010          52,130
Novellus Systems, Inc.*                    1,820          48,394
Micron Technology, Inc.*+                  2,950          35,488
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                              1,775,818
                                                   -------------
  COMMUNICATIONS EQUIPMENT 2.0%
Cisco Systems, Inc.*                      39,910         722,371
Motorola, Inc.                            26,760         482,750
Tellabs, Inc.*+                           26,720         245,557
Qualcomm, Inc.                             2,930         114,387
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                         1,565,065
                                                   -------------
  IT CONSULTING & SERVICES 1.0%
Fiserv, Inc.*                              7,620         265,633
Sabre Holdings Corp.+                     10,350         253,885
First Data Corp.                           4,780         207,930
SunGard Data Systems, Inc.*                3,000          71,310
Affiliated Computer Services,
Inc. - Class A*                              250          13,918
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           812,676
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
Tektronix, Inc.+                           9,250         307,562
Molex, Inc.                                8,830         263,311
Jabil Circuit, Inc.*+                      6,460         148,580
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 719,453
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.2%
Yahoo!, Inc.*+                             5,360         181,758
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                       181,758
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           9,278,943
                                                   -------------
HEALTH CARE 9.2%

  PHARMACEUTICALS 5.4%
Pfizer, Inc.                              48,420       1,481,652
Johnson & Johnson, Inc.                   20,040       1,128,853
Abbott Laboratories                       13,780         583,721
Merck & Co., Inc.                         17,050         562,650
Forest Laboratories, Inc.*                 4,640         208,707
Eli Lilly & Co.                            2,660         159,733
Mylan Laboratories, Inc.+                  3,390          61,020
Wyeth                                      1,310          48,994
Bristol-Myers Squibb Co.                   1,020          24,143
Allergan, Inc.                                30           2,177
                                                   -------------
TOTAL PHARMACEUTICALS                                  4,261,650
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 2.0%
HCA, Inc.                                  8,460         322,749
Cardinal Health, Inc.                      7,120         311,642
CIGNA Corp.                                4,050         282,001
Quest Diagnostics, Inc.+                   2,780         245,252
McKesson Corp.+                            8,790         225,464
WellPoint Health Networks, Inc.*           1,700         178,653
UnitedHealth Group, Inc.                     410          30,233
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                 1,595,994
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
Becton Dickinson & Co.                     4,710         243,507
PerkinElmer, Inc.                         13,590         234,020
Bausch & Lomb, Inc.+                       2,860         190,047
Medtronic, Inc.                            2,070         107,433
Thermo Electron Corp.*                       440          11,889
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   786,896
                                                   -------------
  BIOTECHNOLOGY 0.8%
Applera Corp. - Applied
Biosystems Group                          13,160         248,329


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Amgen, Inc.*+                              3,110   $     176,275
Genzyme Corp.*                             3,090         168,127
Biogen Idec, Inc.*+                          510          31,197
                                                   -------------
TOTAL BIOTECHNOLOGY                                      623,928
                                                   -------------
TOTAL HEALTH CARE                                      7,268,468
                                                   -------------
INDUSTRIALS 8.4%

  INDUSTRIAL CONGLOMERATES 3.1%
General Electric Co.                      52,370       1,758,585
Tyco International Ltd.+                  18,070         554,026
3M Co.                                     1,550         123,954
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                         2,436,565
                                                   -------------
  MACHINERY 1.5%
Illinois Tool Works, Inc.+                 4,030         375,475
Danaher Corp.                              6,120         313,834
Parker Hannifin Corp.                      4,700         276,642
Eaton Corp.                                3,530         223,837
                                                   -------------
TOTAL MACHINERY                                        1,189,788
                                                   -------------
  AEROSPACE & DEFENSE 0.9%
United Technologies Corp.                  4,230         394,998
Northrop Grumman Corp.                     2,810         149,857
General Dynamics Corp.                     1,360         138,856
Boeing Co.+                                  320          16,518
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                700,229
                                                   -------------
  AIR FREIGHT & COURIERS 0.8%
United Parcel Service, Inc. -
Class B                                    6,990         530,681
FedEx Corp.+                               1,280         109,683
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             640,364
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
Cendant Corp.                             15,460         333,936
Cintas Corp.                               6,130         257,705
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     591,641
                                                   -------------
  ELECTRICAL EQUIPMENT 0.5%
Emerson Electric Co.                       5,920         366,389
Rockwell Automation, Inc.                  1,240          47,988
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                               414,377
                                                   -------------
  BUILDING PRODUCTS 0.4%
Masco Corp.+                               9,260         319,748
                                                   -------------
TOTAL BUILDING PRODUCTS                                  319,748
                                                   -------------
  ROAD & RAIL 0.4%
Burlington Northern Santa Fe
Corp.                                      8,230         315,291
                                                   -------------
TOTAL ROAD & RAIL                                        315,291
                                                   -------------
TOTAL INDUSTRIALS                                      6,608,003
                                                   -------------
CONSUMER DISCRETIONARY 8.0%

  MEDIA 2.5%
Comcast Corp. - Class A*                  20,360         574,966
Viacom, Inc. - Class B                    15,600         523,536
Walt Disney Co.                           21,270         479,639
Time Warner, Inc.*+                       23,570         380,420
                                                   -------------
TOTAL MEDIA                                            1,958,561
                                                   -------------
  SPECIALTY RETAIL 2.1%
The Gap, Inc.+                            16,160         302,192
Limited Brands, Inc.+                     13,440         299,577
Sherwin-Williams Co.                       6,420         282,223
Circuit City Stores, Inc.                 17,670         271,058
Toys 'R' Us, Inc.*                        14,850         263,439
Home Depot, Inc.                           6,040         236,768
                                                   -------------
TOTAL SPECIALTY RETAIL                                 1,655,257
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.0%
Starwood Hotels & Resorts
Worldwide, Inc.                            6,140         285,019
Marriott International, Inc. -
Class A                                    3,930         204,203
McDonald's Corp.                           6,260         175,468
Darden Restaurants, Inc.                   6,830         159,275
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       823,965
                                                   -------------


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  INTERNET & CATALOG RETAIL 0.7%
eBay, Inc.*+                               6,100   $     560,834
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                          560,834
                                                   -------------
  TEXTILES & APPAREL 0.5%
Jones Apparel Group, Inc.                  6,910         247,378
Nike, Inc. - Class B+                      1,860         146,568
                                                   -------------
TOTAL TEXTILES & APPAREL                                 393,946
                                                   -------------
  AUTO COMPONENTS 0.3%
Dana Corp.                                12,650         223,778
Johnson Controls, Inc.                       900          51,129
                                                   -------------
TOTAL AUTO COMPONENTS                                    274,907
                                                   -------------
  AUTOMOBILES 0.3%
Ford Motor Co.+                           14,700         206,535
                                                   -------------
TOTAL AUTOMOBILES                                        206,535
                                                   -------------
  MULTILINE RETAIL 0.2%
Dillard's/AR, Inc. - Class A               4,510          89,028
Nordstrom, Inc.                            1,880          71,891
Target Corp.                                  40           1,810
                                                   -------------
TOTAL MULTILINE RETAIL                                   162,729
                                                   -------------
  HOUSEHOLD DURABLES 0.2%
Stanley Works                              3,590         152,683
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 152,683
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
Brunswick Corp.                            3,230         147,805
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                       147,805
                                                   -------------
  DISTRIBUTORS 0.0%
Genuine Parts Co.                            540          20,725
                                                   -------------
TOTAL DISTRIBUTORS                                        20,725
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           6,357,947
                                                   -------------
CONSUMER STAPLES 7.8%

  FOOD & DRUG RETAILING 2.5%
Wal-Mart Stores, Inc.                     19,060       1,013,992
Costco Wholesale Corp.+                    8,070         335,389
Walgreen Co.                               7,140         255,826
Supervalu, Inc.+                           9,110         250,980
CVS Corp.                                  1,090          45,922
Albertson's, Inc.+                         1,830          43,792
                                                   -------------
TOTAL FOOD & DRUG RETAILING                            1,945,901
                                                   -------------
  BEVERAGES 1.7%
Coca-Cola Co.                              8,260         330,813
Pepsi Bottling Group, Inc.+                9,730         264,169
Brown-Forman Corp. - Class B               5,220         239,076
Adolph Coors Co. - Class B                 3,480         236,362
PepsiCo, Inc.                              4,830         234,979
Anheuser-Busch Cos., Inc.                     60           2,997
                                                   -------------
TOTAL BEVERAGES                                        1,308,396
                                                   -------------
  HOUSEHOLD PRODUCTS 1.6%
Procter & Gamble Co.                      10,870         588,284
Kimberly-Clark Corp.                       6,040         390,124
Clorox Co.                                 5,380         286,754
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                               1,265,162
                                                   -------------
  TOBACCO 0.9%
Altria Group, Inc.                        15,740         740,410
                                                   -------------
TOTAL TOBACCO                                            740,410
                                                   -------------
  FOOD PRODUCTS 0.8%
Sara Lee Corp.                            14,200         324,612
McCormick & Co., Inc.                      7,390         253,773
Kellogg Co.                                1,850          78,921
                                                   -------------
TOTAL FOOD PRODUCTS                                      657,306
                                                   -------------
  PERSONAL PRODUCTS 0.3%
Avon Products, Inc.+                       2,880         125,798


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Gillette Co.                               2,890   $     120,629
                                                   -------------
TOTAL PERSONAL PRODUCTS                                  246,427
                                                   -------------
TOTAL CONSUMER STAPLES                                 6,163,602
                                                   -------------

ENERGY 5.3%

  OIL & GAS 5.3%
Exxon Mobil Corp.                         30,730       1,485,181
ChevronTexaco Corp.                       15,250         818,010
ConocoPhillips                             5,980         495,443
Anadarko Petroleum Corp.                   5,110         339,099
Burlington Resources, Inc.+                8,210         334,968
Marathon Oil Corp.                         7,810         322,397
Devon Energy Corp.                         3,770         267,707
Sunoco, Inc.                               1,310          96,914
Valero Energy Corp.                          380          30,480
Amerada Hess Corp.                           300          26,700
Occidental Petroleum Corp.                   160           8,949
                                                   -------------
TOTAL OIL & GAS                                        4,225,848
                                                   -------------
TOTAL ENERGY                                           4,225,848
                                                   -------------

TELECOMMUNICATION SERVICES 2.6%

  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.0%
SBC Communications, Inc.                  26,630         691,048
BellSouth Corp.+                          14,400         390,528
Verizon Communications, Inc.               9,410         370,566
Citizens Communications Co.+              10,180         136,310
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                               1,588,452
                                                   -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
Nextel Communications, Inc. -
Class A*                                  10,980         261,763
AT&T Wireless Services, Inc.*             16,380         242,097
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                503,860
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                       2,092,312
                                                   -------------
MATERIALS 2.3%

  METALS & MINING 0.7%
Phelps Dodge Corp.+                        3,270         300,938
Nucor Corp.+                               3,210         293,298
                                                   -------------
TOTAL METALS & MINING                                    594,236
                                                   -------------
  CHEMICALS 0.7%
Rohm & Haas Co.+                           6,760         290,477
Monsanto Co.                               7,510         273,514
EI Du Pont de Nemours & Co.                  130           5,564
                                                   -------------
TOTAL CHEMICALS                                          569,555
                                                   -------------
  PAPER & FOREST PRODUCTS 0.7%
MeadWestvaco Corp.                         8,570         273,383
Louisiana-Pacific Corp.+                   9,470         245,747
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                            519,130
                                                   -------------
  CONSTRUCTION MATERIALS 0.2%
Vulcan Materials Co.                       2,740         139,603
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                             139,603
                                                   -------------
TOTAL MATERIALS                                        1,822,524
                                                   -------------

UTILITIES 2.1%

  ELECTRIC UTILITIES 1.6%
PG&E Corp.*                               10,010         304,304
FirstEnergy Corp.+                         7,250         297,830
Pinnacle West Capital Corp.                5,900         244,850
DTE Energy Co.+                            5,540         233,732
PPL Corp.                                  4,470         210,895
                                                   -------------
TOTAL ELECTRIC UTILITIES                               1,291,611
                                                   -------------
  GAS UTILITIES 0.4%
KeySpan Corp.+                             6,770         265,384
                                                   -------------
TOTAL GAS UTILITIES                                      265,384
                                                   -------------


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MULTI-UTILITIES 0.1%
Sempra Energy+                             2,200   $      79,618
                                                   -------------
TOTAL MULTI-UTILITIES                                     79,618
                                                   -------------
TOTAL UTILITIES                                        1,636,613
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $51,616,881)                                  56,924,992
                                                   -------------

                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS  19.8%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                $  3,435,644       3,435,644
UBS Financial Services, Inc. at
  1.71% due 10/01/04                   4,085,396       4,085,396
Morgan Stanley, Inc. at
  1.71% due 10/01/04                   4,085,396       4,085,396
Smith Barney at 1.65% due 10/01/04     4,085,396       4,085,396
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $15,691,832)                                  15,691,832
                                                   -------------
SECURITIES LENDING COLLATERAL  7.6%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank.                       6,028,347       6,028,347
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $6,028,347)                                    6,028,347
                                                   -------------
TOTAL INVESTMENTS 99.3%
  (Cost $73,337,060)                               $  78,645,171
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.7%                               $     523,798
                                                   =============
NET ASSETS - 100.0%                                $  79,168,969

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $61,854,750)                   1,110   $      14,293
                                                   =============

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.


--------------------------------------------------------------------------------

URSA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 47.8%
Fannie Mae*
  1.50% due 10/06/04              $   10,000,000   $   9,997,916
Farmer Mac*
  1.54% due 10/28/04                  10,000,000       9,988,450
Federal Farm Credit Bank*
  1.58% due 10/06/04                   5,000,000       4,998,903
Federal Home Loan Bank*
  1.50% due 10/06/04                  10,000,000       9,997,917
Freddie Mac*
  1.73% due 12/07/04                  15,000,000      14,951,704
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $49,934,890)                                  49,934,890
                                                   -------------
REPURCHASE AGREEMENTS 52.8%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04              $   12,071,436      12,071,436
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  14,354,401      14,354,401
Morgan Stanley, Inc. at
  1.71% due 10/01/04                  14,354,401      14,354,401
Smith Barney at
  1.65% due 10/01/04                  14,354,401      14,354,401

TOTAL REPURCHASE AGREEMENTS
  (Cost $55,134,639)                                  55,134,639
                                                   -------------
TOTAL INVESTMENTS 100.6%
  (Cost $105,069,529)                              $ 105,069,529
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.6)%                                  $    (577,724)
                                                   =============
NET ASSETS - 100.0%                                $ 104,491,805

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            GAIN
-----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $104,205,750)                  1,870   $     821,973
                                                   =============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 96.7%

INFORMATION TECHNOLOGY 56.8%

  SOFTWARE 17.9%
Microsoft Corp.+                         327,610   $   9,058,417
Oracle Corp.*                            233,890       2,638,279
Symantec Corp.*+                          26,920       1,477,370
Adobe Systems, Inc.+                      16,830         832,580
Veritas Software Corp.*                   33,010         587,578
Intuit, Inc.*+                             9,520         432,208
Check Point Software
Technologies Ltd.*+                       19,900         337,703
Electronic Arts, Inc.*+                    6,720         309,053
Siebel Systems, Inc.*                     39,530         298,056
Citrix Systems, Inc.*+                    14,260         249,835
BEA Systems, Inc.*                        29,010         200,459
Synopsys, Inc.*+                           9,800         155,134
                                                   -------------
TOTAL SOFTWARE                                        16,576,672
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      13.3%
Intel Corp.                              203,250       4,077,195
Maxim Integrated Products, Inc.+          34,750       1,469,578
Applied Materials, Inc.*                  59,580         982,474
Xilinx, Inc.+                             34,750         938,250
KLA-Tencor Corp.*+                        21,230         880,620
Altera Corp.*+                            38,740         758,142
Linear Technology Corp.+                  20,410         739,658
Lam Research Corp.*+                      26,130         571,724
Broadcom Corp. - Class A*+                20,380         556,170
Novellus Systems, Inc.*                   18,930         503,349
Microchip Technology, Inc.+               12,740         341,942
ATI Technologies, Inc.*                   16,710         256,164
Intersil Corp. - Class A                   8,130         129,511
Nvidia Corp.*+                             8,030         116,596
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                             12,321,373
                                                   -------------
  COMMUNICATIONS EQUIPMENT 12.9%
Qualcomm, Inc.+                          151,720       5,923,149
Cisco Systems, Inc.*+                    191,060       3,458,186
Research In Motion Ltd.*+                 15,070       1,150,444
Juniper Networks, Inc.*+                  24,160         570,176
JDS Uniphase Corp.*+                     144,590         487,268
Tellabs, Inc.*+                           17,770         163,306
Comverse Technology, Inc.*+                7,970         150,075
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                        11,902,604
                                                   -------------
  COMPUTERS & PERIPHERALS 6.4%
Dell, Inc.*+                              53,370       1,899,972
Apple Computer, Inc.*+                    43,570       1,688,337
Sun Microsystems, Inc.*                  264,320       1,067,853
Network Appliance, Inc.*+                 31,770         730,710
Sandisk Corp.*+                           11,630         338,666
QLogic Corp.*+                             6,790         201,052
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                          5,926,590
                                                   -------------
  INTERNET SOFTWARE & SERVICES 2.6%
Yahoo!, Inc.*+                            53,690       1,820,628
VeriSign, Inc.*+                          29,530         587,056
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                     2,407,684
                                                   -------------
  IT CONSULTING & SERVICES 2.1%
Fiserv, Inc.*+                            33,550       1,169,553
Paychex, Inc.+                            24,210         729,932
                                                   -------------
TOTAL IT CONSULTING & SERVICES                         1,899,485
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
Flextronics International Ltd.*+          44,790         593,467
CDW Corp.+                                 7,380         428,261
Molex, Inc.                                9,240         275,537
Sanmina-SCI Corp.*                        30,190         212,840
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS               1,510,105
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                          52,544,513
                                                   -------------

CONSUMER DISCRETIONARY 16.0%

  INTERNET & CATALOG RETAIL 6.0%
eBay, Inc.*+                              37,990       3,492,801
InterActiveCorp*+                         54,070       1,190,621
Amazon.com, Inc.*+                        21,620         883,393
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                        5,566,815
                                                   -------------
  MEDIA 3.5%
Comcast Corp. - Class A*+                 65,750       1,856,780


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Pixar, Inc.*+                              7,330   $     578,337
EchoStar Communications Corp.*+           18,300         569,496
Lamar Advertising Co.*+                    6,860         285,445
                                                   -------------
TOTAL MEDIA                                            3,290,058
                                                   -------------
  SPECIALTY RETAIL 2.8%
Bed Bath & Beyond, Inc.*+                 32,790       1,216,837
Staples, Inc.+                            24,570         732,677
Petsmart, Inc.                            10,990         312,006
Ross Stores, Inc.+                        12,970         304,017
                                                   -------------
TOTAL SPECIALTY RETAIL                                 2,565,537
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 2.1%
Starbucks Corp.*+                         42,810       1,946,143
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                     1,946,143
                                                   -------------
  MULTILINE RETAIL 0.9%
Kmart Holding Corp.*+                      7,270         635,907
Dollar Tree Stores, Inc.*+                 8,230         221,798
                                                   -------------
TOTAL MULTILINE RETAIL                                   857,705
                                                   -------------
  HOUSEHOLD DURABLES 0.4%
Garmin Ltd.+                               7,630         329,997
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 329,997
                                                   -------------
  AUTO COMPONENTS 0.3%
Gentex Corp.                               7,520         264,178
                                                   -------------
TOTAL AUTO COMPONENTS                                    264,178
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                          14,820,433
                                                   -------------

HEALTH CARE 13.9%

  BIOTECHNOLOGY 9.8%
Amgen, Inc.*+                             39,960       2,264,933
Biogen Idec, Inc.*+                       27,910       1,707,255
Genzyme Corp.*+                           23,760       1,292,781
Chiron Corp.*+                            24,060       1,063,452
Gilead Sciences, Inc.*+                   24,690         922,912
Cephalon, Inc.*+                          16,040         768,316
Millennium Pharmaceuticals,               40,990         561,973
Inc.*+
Invitrogen Corp.*+                         4,630         254,604
Medimmune, Inc.*+                          7,520         178,224
                                                   -------------
TOTAL BIOTECHNOLOGY                                    9,014,450
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
Biomet, Inc.+                             25,580       1,199,190
DENTSPLY International, Inc.               9,140         474,732
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 1,673,922
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.3%
Express Scripts, Inc.*+                    6,750         441,045
Patterson Cos., Inc.*+                     5,440         416,486
Henry Schein, Inc.*                        2,680         166,991
First Health Group Corp.*                  7,270         116,974
Lincare Holdings, Inc.*                    2,770          82,297
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                 1,223,793
                                                   -------------
  PHARMACEUTICALS 1.0%
Teva Pharmaceutical Industries
Ltd. - SP ADR+                            36,190         939,131
                                                   -------------
TOTAL PHARMACEUTICALS                                    939,131
                                                   -------------
TOTAL HEALTH CARE                                     12,851,296
                                                   -------------

INDUSTRIALS 4.8%

  COMMERCIAL SERVICES & SUPPLIES 2.1%
Apollo Group, Inc. - Class A*+            14,310       1,049,925
Cintas Corp.                              15,230         640,269
Career Education Corp.*+                   8,830         251,037
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                   1,941,231
                                                   -------------
  MACHINERY 1.2%
Paccar, Inc.+                             15,600       1,078,272
                                                   -------------
TOTAL MACHINERY                                        1,078,272
                                                   -------------


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  AIR FREIGHT & COURIERS 0.8%
Expeditors International
Washington, Inc.                           7,840   $     405,328
C.H. Robinson Worldwide, Inc.+             7,820         362,770
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             768,098
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
Fastenal Co.                               5,820         335,232
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                   335,232
                                                   -------------
  ELECTRICAL EQUIPMENT 0.2%
American Power Conversion Corp.+          13,080         227,461
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                               227,461
                                                   -------------
  AIRLINES 0.1%
Ryanair Holdings  PLC - SP ADR*+           4,030         117,676
                                                   -------------
TOTAL AIRLINES                                           117,676
                                                   -------------
TOTAL INDUSTRIALS                                      4,467,970
                                                   -------------

TELECOMMUNICATION SERVICES 2.9%

  WIRELESS TELECOMMUNICATION SERVICES 2.8%
Nextel Communications, Inc. -
Class A*+                                106,210       2,532,046
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES              2,532,046
                                                   -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.1%
Level 3 Communications, Inc.*+            48,100         124,579
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 124,579
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                       2,656,625
                                                   -------------
CONSUMER STAPLES 1.3%

  FOOD & DRUG RETAILING 1.3%
Costco Wholesale Corp.+                   17,810         740,184
Whole Foods Market, Inc.+                  4,970         426,376
                                                   -------------
TOTAL FOOD & DRUG RETAILING                            1,166,560
                                                   -------------
TOTAL CONSUMER STAPLES                                 1,166,560
                                                   -------------

MATERIALS 0.7%

  CHEMICALS 0.4%
Sigma-Aldrich Corp.                        5,940         344,520
                                                   -------------
TOTAL CHEMICALS                                          344,520
                                                   -------------
  CONTAINERS & PACKAGING 0.3%
Smurfit-Stone Container Corp.*+           16,950         328,321
                                                   -------------
TOTAL CONTAINERS & PACKAGING                             328,321
                                                   -------------
TOTAL MATERIALS                                          672,841
                                                   -------------

ENERGY 0.3%

  ENERGY EQUIPMENT & SERVICES 0.3%
Patterson-UTI Energy, Inc.                15,210         290,055
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        290,055
                                                   -------------
TOTAL ENERGY                                             290,055
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $55,075,795)                                  89,470,293
                                                   -------------

                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS  1.8%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04              $      371,162         371,162
UBS Financial Services, Inc. at
  1.71% due 10/01/04                     441,357         441,357
Morgan Stanley, Inc. at
  1.71% due 10/01/04                     441,357         441,357
Smith Barney at
  1.65% due 10/01/04                     441,357         441,357


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,695,233)                                    1,695,233
                                                   -------------
SECURITIES LENDING COLLATERAL  28.8%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                       26,642,654      26,642,654
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $26,642,654)                                  26,642,654
                                                   -------------
TOTAL INVESTMENTS 127.3%
  (Cost $83,413,682)                               $ 117,808,180
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (27.3)%                                 $ (25,252,644)
                                                   =============
NET ASSETS - 100.0%                                $  92,555,536

--------------------------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $3,398,400)                      120   $      29,075
                                                   =============

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------

ARKTOS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 27.0%
Farmer Mac*
  1.54% due 10/28/04              $   10,000,000   $   9,988,450
Federal Farm Credit Bank*
  1.58% due 10/06/04                   5,000,000       4,998,903
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $14,987,353)                                  14,987,353
                                                   -------------

                                       CONTRACTS
                                  --------------
OPTIONS PURCHASED 0.0%
Call Options on:
  December 2004 Nasdaq 100
  Index Futures Contracts
    Expiring December 2004,
    with strike price of 2200                 50             250
                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $700)                                                250
                                                   -------------
                                            FACE
                                          AMOUNT
                                  --------------
REPURCHASE AGREEMENTS  61.8%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                 $ 7,502,915       7,502,915
UBS Financial Services, Inc. at
  1.71% due 10/01/04                   8,921,875       8,921,875
Morgan Stanley, Inc. at
  1.71% due 10/01/04                   8,921,875       8,921,875
Smith Barney at 1.65% due 10/01/04     8,921,875       8,921,875
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $34,268,540)                                  34,268,540
                                                   -------------
TOTAL INVESTMENTS 88.8%
  (Cost $49,256,593)                               $  49,256,143
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 11.2%                              $   6,190,321
                                                   =============
NET ASSETS - 100.0%                                $  55,446,464

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $24,072,000)                     850   $   (195,847)
                                                   ============

EQUITY INDEX SWAP AGREEMENT
October 2004 Nasdaq 100 Index
Swap, Maturing 10/07/04**
(Notional Market Value
$31,379,652)                              22,212   $   (458,314)
                                                   ============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------


TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 65.3%

FINANCIALS 13.4%

  BANKS 3.8%
Bank of America Corp.                      5,260   $     227,916
Wells Fargo & Co.                          2,180         129,993
Wachovia Corp.                             1,690          79,345
U.S. Bancorp                               2,430          70,227
Fifth Third Bancorp                          740          36,423
National City Corp.                          860          33,213
SunTrust Banks, Inc.                         460          32,389
BB&T Corp.+                                  720          28,577
PNC Financial Services Group,
Inc.                                         374          20,233
SouthTrust Corp.                             430          17,914
North Fork Bancorporation, Inc.              400          17,780
KeyCorp                                      530          16,748
M&T Bank Corp.                               150          14,355
Comerica, Inc.                               220          13,057
Marshall & Ilsley Corp.                      290          11,687
AmSouth Bancorp                              460          11,224
Synovus Financial Corp.                      400          10,460
Huntington Bancshares, Inc.                  300           7,473
Zions Bancorporation                         120           7,325
First Horizon National Corp.                 160           6,938
                                                   -------------
TOTAL BANKS                                              793,277
                                                   -------------
  INSURANCE 3.0%
American International Group,
Inc.                                       3,370         229,126
Allstate Corp.                               900          43,191
MetLife, Inc.                                970          37,491
Prudential Financial, Inc.                   670          31,517
Marsh & McLennan Cos., Inc.+                 670          30,659
St. Paul Travelers Cos., Inc.                860          28,432
AFLAC, Inc.                                  660          25,879
Progressive Corp.                            280          23,730
Hartford Financial Services
Group, Inc.                                  380          23,533
Chubb Corp.                                  250          17,570
ACE Ltd.                                     374          14,983
Loews Corp.                                  240          14,040
XL Capital Ltd.                              180          13,318
Aon Corp.                                    410          11,783
Ambac Financial Group, Inc.                  140          11,193
MBIA, Inc.                                   190          11,060
Lincoln National Corp.                       230          10,810
Cincinnati Financial Corp.                   220           9,068
Jefferson-Pilot Corp.                        180           8,939
Torchmark Corp.                              140           7,445
SAFECO Corp.                                 160           7,304
UnumProvident Corp.                          380           5,962
                                                   -------------
TOTAL INSURANCE                                          617,033
                                                   -------------
  DIVERSIFIED FINANCIALS 2.6%
Citigroup, Inc.                            6,699         295,560
J.P. Morgan Chase & Co.                    4,610         183,155
Regions Financial Corp.+                     600          19,836
Principal Financial Group, Inc.              410          14,748
Moody's Corp.                                190          13,917
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                             527,216
                                                   -------------
  CAPITAL MARKETS 1.6%
Morgan Stanley                             1,420          70,006
Merrill Lynch & Co., Inc.                  1,220          60,658
Goldman Sachs Group, Inc.                    390          36,364
Bank of New York Co., Inc.                 1,010          29,462
Lehman Brothers Holdings, Inc.               350          27,902
State Street Corp.                           434          18,536
Franklin Resources, Inc.                     320          17,843
Charles Schwab Corp.                       1,770          16,266
Mellon Financial Corp.                       550          15,230
Bear Stearns Cos., Inc.+                     130          12,502
Northern Trust Corp.                         280          11,424
T. Rowe Price Group, Inc.                    160           8,150
E*Trade Financial Corp.*                     480           5,482
Janus Capital Group, Inc.                    310           4,219
Federated Investors, Inc. -
Class B                                      140           3,982
                                                   -------------
TOTAL CAPITAL MARKETS                                    338,026
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 1.2%
Fannie Mae                                 1,254          79,503
Freddie Mac                                  890          58,064
Washington Mutual, Inc.                    1,130          44,160
Countrywide Financial Corp.                  730          28,755
Golden West Financial Corp.                  200          22,190
Sovereign Bancorp, Inc.                      440           9,601
MGIC Investment Corp.                        130           8,651
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                         250,924
                                                   -------------


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  CONSUMER FINANCE 0.9%
American Express Co.                       1,640   $      84,395
MBNA Corp.                                 1,650          41,580
SLM Corp.                                    560          24,976
Capital One Financial Corp.+                 310          22,909
Providian Financial Corp.*                   380           5,905
                                                   -------------
TOTAL CONSUMER FINANCE                                   179,765
                                                   -------------
  REAL ESTATE 0.3%
Simon Property Group, Inc.                   270          14,480
Equity Office Properties Trust+              520          14,170
Equity Residential                           360          11,160
ProLogis                                     240           8,457
Plum Creek Timber (REIT) Co.,
Inc.                                         240           8,407
Apartment Investment &
Management Co. - Class A                     120           4,174
                                                   -------------
TOTAL REAL ESTATE                                         60,848
                                                   -------------
TOTAL FINANCIALS                                       2,767,089
                                                   -------------

INFORMATION TECHNOLOGY 10.3%

  SOFTWARE 2.9%
Microsoft Corp.                           14,060         388,759
Oracle Corp.*                              6,690          75,463
Symantec Corp.*                              410          22,501
Computer Associates
International, Inc.+                         760          19,988
Electronic Arts, Inc.*                       390          17,936
Adobe Systems, Inc.                          310          15,336
Intuit, Inc.*+                               250          11,350
Veritas Software Corp.*                      560           9,968
PeopleSoft, Inc.*                            470           9,329
Autodesk, Inc.+                              150           7,295
Siebel Systems, Inc.*                        650           4,901
BMC Software, Inc.*                          290           4,585
Mercury Interactive Corp.*+                  120           4,186
Citrix Systems, Inc.*                        220           3,854
Novell, Inc.*                                500           3,155
Compuware Corp.*                             500           2,575
Parametric Technology Corp.*                 350           1,848
                                                   -------------
TOTAL SOFTWARE                                           603,029
                                                   -------------
  COMPUTERS & PERIPHERALS 2.3%
International Business Machines
Corp.                                      2,171         186,142
Dell, Inc.*                                3,230         114,988
Hewlett-Packard Co.                        3,911          73,331
EMC Corp./Massachusetts*                   3,110          35,889
Apple Computer, Inc.*                        500          19,375
Sun Microsystems, Inc.*                    4,299          17,368
Lexmark International, Inc.*                 170          14,282
Network Appliance, Inc.*+                    460          10,580
NCR Corp.*                                   124           6,149
QLogic Corp.*                                120           3,553
Gateway, Inc.*                               480           2,376
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            484,033
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      1.9%
Intel Corp.                                8,300         166,498
Texas Instruments, Inc.                    2,239          47,646
Applied Materials, Inc.*                   2,200          36,278
Analog Devices, Inc.+                        490          19,002
Maxim Integrated Products, Inc.              420          17,762
Linear Technology Corp.                      400          14,496
Xilinx, Inc.                                 450          12,150
Broadcom Corp. - Class A*                    420          11,462
KLA-Tencor Corp.*+                           250          10,370
Micron Technology, Inc.*                     790           9,504
Altera Corp.*+                               480           9,394
National Semiconductor Corp.*                460           7,126
Advanced Micro Devices, Inc.*                460           5,980
Novellus Systems, Inc.*                      180           4,786
Teradyne, Inc.*                              250           3,350
Nvidia Corp.*                                220           3,194
LSI Logic Corp.*                             500           2,155
PMC - Sierra, Inc.*                          230           2,026
Applied Micro Circuits Corp.*+               410           1,283
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                384,462
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.8%
Cisco Systems, Inc.*                       8,750         158,375
Qualcomm, Inc.                             2,110          82,374
Motorola, Inc.                             3,061          55,220
Corning, Inc.*                             1,800          19,944
Lucent Technologies, Inc.*                 5,569          17,654
Avaya, Inc.*                                 590           8,225
JDS Uniphase Corp.*                        1,860           6,268
Scientific-Atlanta, Inc.                     200           5,184
Tellabs, Inc.*                               540           4,963
Comverse Technology, Inc.*                   250           4,707


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Andrew Corp.*                                210   $       2,570
ADC Telecommunications, Inc.*              1,050           1,901
CIENA Corp.*                                 740           1,465
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           368,850
                                                   -------------
  IT CONSULTING & SERVICES 0.8%
First Data Corp.                           1,110          48,285
Automatic Data Processing, Inc.              760          31,403
Paychex, Inc.                                490          14,773
Electronic Data Systems Corp.                660          12,797
Computer Sciences Corp.*                     240          11,304
Affiliated Computer Services,
Inc. - Class A*                              170           9,464
SunGard Data Systems, Inc.*                  370           8,795
Fiserv, Inc.*                                250           8,715
Sabre Holdings Corp.                         184           4,514
Unisys Corp.*                                430           4,438
Convergys Corp.*                             180           2,417
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           156,905
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.3%
Yahoo!, Inc.*+                             1,760          59,682
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                        59,682
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
Agilent Technologies, Inc.*                  630          13,589
Molex, Inc.                                  250           7,455
Solectron Corp.*                           1,240           6,138
Jabil Circuit, Inc.*+                        260           5,980
Sanmina-SCI Corp.*                           670           4,724
Tektronix, Inc.                              120           3,990
Symbol Technologies, Inc.                    310           3,918
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                  45,794
                                                   -------------
  OFFICE ELECTRONICS 0.1%
Xerox Corp.*+                              1,090          15,347
                                                   -------------
TOTAL OFFICE ELECTRONICS                                  15,347
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           2,118,102
                                                   -------------
HEALTH CARE 8.6%

  PHARMACEUTICALS 4.8%
Pfizer, Inc.                               9,770         298,962
Johnson & Johnson, Inc.                    3,844         216,533
Merck & Co., Inc.                          2,870          94,710
Eli Lilly & Co.                            1,460          87,673
Abbott Laboratories                        2,020          85,567
Wyeth                                      1,730          64,702
Bristol-Myers Squibb Co.+                  2,521          59,672
Schering-Plough Corp.+                     1,900          36,214
Forest Laboratories, Inc.*                   484          21,770
Allergan, Inc.                               170          12,334
Mylan Laboratories, Inc.+                    350           6,300
Watson Pharmaceuticals, Inc.*                140           4,124
King Pharmaceuticals, Inc.*                  310           3,701
                                                   -------------
TOTAL PHARMACEUTICALS                                    992,262
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
Medtronic, Inc.                            1,560          80,964
Boston Scientific Corp.*+                  1,090          43,306
Guidant Corp.+                               410          27,076
Baxter International, Inc.                   800          25,728
Zimmer Holdings, Inc.*                       320          25,293
Stryker Corp.                                520          25,002
St. Jude Medical, Inc.*                      230          17,312
Becton Dickinson & Co.                       320          16,544
Biomet, Inc.                                 330          15,470
Fisher Scientific International*             150           8,750
C.R. Bard, Inc.                              140           7,928
Waters Corp.*                                150           6,615
Hospira, Inc.*                               200           6,120
Thermo Electron Corp.*                       210           5,674
Bausch & Lomb, Inc.                           70           4,652
PerkinElmer, Inc.                            170           2,927
Millipore Corp.*                              60           2,871
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   322,232
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.3%
UnitedHealth Group, Inc.                     860          63,416
Cardinal Health, Inc.                        560          24,511
HCA, Inc.                                    620          23,653
WellPoint Health Networks, Inc.*             200          21,018
Aetna, Inc.                                  200          19,986
Caremark Rx, Inc.*                           600          19,242


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Anthem, Inc.*+                               180   $      15,705
CIGNA Corp.                                  180          12,533
Quest Diagnostics, Inc.                      130          11,469
Medco Health Solutions, Inc.*                350          10,815
McKesson Corp.+                              380           9,747
AmerisourceBergen Corp.                      150           8,057
IMS Health, Inc.                             300           7,176
Express Scripts, Inc.*                       100           6,534
Tenet Healthcare Corp.*                      600           6,474
Health Management Associates,
Inc. - Class A                               310           6,333
Humana, Inc.*                                210           4,196
Manor Care, Inc.                             110           3,296
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   274,161
                                                   -------------
  BIOTECHNOLOGY 0.9%
Amgen, Inc.*+                              1,640          92,955
Biogen Idec, Inc.*+                          440          26,915
Gilead Sciences, Inc.*+                      560          20,933
Genzyme Corp.*+                              290          15,779
Chiron Corp.*+                               240          10,608
Medimmune, Inc.*                             320           7,584
Applera Corp. - Applied
Biosystems Group                             260           4,906
                                                   -------------
TOTAL BIOTECHNOLOGY                                      179,680
                                                   -------------
TOTAL HEALTH CARE                                      1,768,335
                                                   -------------

INDUSTRIALS 7.6%

  INDUSTRIAL CONGLOMERATES 3.1%
General Electric Co.                      13,660         458,703
3M Co.                                     1,010          80,770
Tyco International Ltd.                    2,595          79,563
Textron, Inc.                                180          11,568
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                           630,604
                                                   -------------
  AEROSPACE & DEFENSE 1.3%
United Technologies Corp.                    664          62,004
Boeing Co.+                                1,090          56,266
Honeywell International, Inc.              1,110          39,805
Lockheed Martin Corp.                        580          32,352
General Dynamics Corp.                       260          26,546
Northrop Grumman Corp.                       460          24,532
Raytheon Co.                                 580          22,028
Rockwell Collins, Inc.                       230           8,542
Goodrich Corp.                               150           4,704
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                276,779
                                                   -------------
  MACHINERY 1.0%
Illinois Tool Works, Inc.+                   390          36,336
Caterpillar, Inc.                            440          35,398
Deere & Co.                                  320          20,656
Danaher Corp.                                400          20,512
Paccar, Inc.                                 220          15,207
Ingersoll-Rand Co. - Class A                 220          14,953
Eaton Corp.                                  200          12,682
Dover Corp.                                  260          10,106
ITT Industries, Inc.                         120           9,599
Parker Hannifin Corp.                        150           8,829
Cummins, Inc.                                 60           4,433
Pall Corp.                                   160           3,917
Navistar International Corp.*                 90           3,347
Crane Co.                                     80           2,314
                                                   -------------
TOTAL MACHINERY                                          198,289
                                                   -------------
  AIR FREIGHT & COURIERS 0.7%
United Parcel Service, Inc. -
Class B                                    1,454         110,388
FedEx Corp.                                  390          33,419
Ryder System, Inc.                            80           3,763
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             147,570
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
Cendant Corp.                              1,370          29,592
Waste Management, Inc.                       750          20,505
Apollo Group, Inc. - Class A*+               250          18,342
Pitney Bowes, Inc.                           300          13,230
H&R Block, Inc.                              210          10,378
Cintas Corp.                                 220           9,249
Avery Dennison Corp.                         140           9,209
RR Donnelley & Sons Co.                      280           8,770
Robert Half International, Inc.              220           5,669
Equifax, Inc.                                180           4,745
Monster Worldwide, Inc.*                     150           3,696
Allied Waste Industries, Inc.*               410           3,629
Deluxe Corp.                                  60           2,461
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     139,475
                                                   -------------
  ROAD & RAIL 0.3%
Union Pacific Corp.                          340          19,924


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Burlington Northern Santa Fe                 480   $      18,389
Corp.
Norfolk Southern Corp.+                      510          15,167
CSX Corp.                                    280           9,296
                                                   -------------
TOTAL ROAD & RAIL                                         62,776
                                                   -------------
  ELECTRICAL EQUIPMENT 0.3%
Emerson Electric Co.                         540          33,421
Rockwell Automation, Inc.                    240           9,288
Cooper Industries Ltd. - Class A             120           7,080
American Power Conversion Corp.              260           4,521
Power-One, Inc.*                             110             713
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                55,023
                                                   -------------
  BUILDING PRODUCTS 0.1%
Masco Corp.+                                 560          19,337
American Standard Cos., Inc.*                280          10,895
                                                   -------------
TOTAL BUILDING PRODUCTS                                   30,232
                                                   -------------
  AIRLINES 0.1%
Southwest Airlines Co.                     1,020          13,893
Delta Air Lines, Inc.*+                      160             526
                                                   -------------
TOTAL AIRLINES                                            14,419
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
W.W. Grainger, Inc.                          120           6,918
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                     6,918
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.0%
Fluor Corp.+                                 110           4,897
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                           4,897
                                                   -------------
TOTAL INDUSTRIALS                                      1,566,982
                                                   -------------

CONSUMER DISCRETIONARY 7.2%

  MEDIA 2.2%
Time Warner, Inc.*                         5,911          95,404
Comcast Corp. - Class A*                   2,890          81,614
Viacom, Inc. - Class B                     2,244          75,309
Walt Disney Co.                            2,660          59,983
Gannett Co., Inc.                            340          28,478
Clear Channel Communications,
Inc.+                                        760          23,689
McGraw-Hill Cos., Inc.                       250          19,922
Omnicom Group                                240          17,534
Tribune Co.                                  410          16,871
Univision Communications, Inc.
- Class A*+                                  420          13,276
New York Times Co. - Class A                 190           7,429
Knight-Ridder, Inc.                          100           6,545
Interpublic Group of Cos.,
Inc.*+                                       550           5,825
Dow Jones & Co., Inc.                        110           4,467
Meredith Corp.                                60           3,083
                                                   -------------
TOTAL MEDIA                                              459,429
                                                   -------------
  SPECIALTY RETAIL 1.6%
Home Depot, Inc.                           2,840         111,328
Lowe's Cos., Inc.+                         1,010          54,893
Best Buy Co., Inc.                           420          22,781
The Gap, Inc.                              1,170          21,879
Staples, Inc.                                640          19,085
Bed Bath & Beyond, Inc.*                     390          14,473
TJX Cos., Inc.                               630          13,885
Limited Brands, Inc.                         610          13,597
AutoZone, Inc.*                              110           8,498
Sherwin-Williams Co.                         180           7,913
Office Depot, Inc.*+                         410           6,162
RadioShack Corp.                             210           6,014
Tiffany & Co.                                190           5,841
AutoNation, Inc.*                            340           5,807
Toys 'R' Us, Inc.*                           280           4,967
Circuit City Stores, Inc.                    260           3,988
Boise Cascade Corp.                          110           3,661
                                                   -------------
TOTAL SPECIALTY RETAIL                                   324,772
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 0.9%
McDonald's Corp.                           1,620          45,409
Carnival Corp.+                              820          38,778
Starbucks Corp.*                             510          23,185
International Game Technology,
Inc.                                         450          16,177
Marriott International, Inc. -
Class A                                      304          15,796
Yum! Brands, Inc.                            380          15,451


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Starwood Hotels & Resorts                    270   $      12,533
Worldwide, Inc.
Hilton Hotels Corp.                          500           9,420
Harrah's Entertainment, Inc.                 140           7,417
Wendy's International, Inc.                  150           5,040
Darden Restaurants, Inc.                     200           4,664
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       193,870
                                                   -------------
  MULTILINE RETAIL 0.7%
Target Corp.                               1,170          52,942
Kohl's Corp.*+                               440          21,204
JC Penney Holding Co., Inc.                  370          13,054
Sears Roebuck and Co.                        270          10,760
Federated Department Stores,
Inc.                                         230          10,449
May Department Stores Co.                    380           9,739
Dollar General Corp.                         420           8,463
Nordstrom, Inc.                              180           6,883
Family Dollar Stores, Inc.                   220           5,962
Dillard's/AR, Inc. - Class A                 110           2,171
Big Lots, Inc.*                              150           1,835
                                                   -------------
TOTAL MULTILINE RETAIL                                   143,462
                                                   -------------
  AUTOMOBILES 0.4%
Ford Motor Co.                             2,374          33,355
General Motors Corp.                         730          31,010
Harley-Davidson, Inc.+                       380          22,587
                                                   -------------
TOTAL AUTOMOBILES                                         86,952
                                                   -------------
  INTERNET & CATALOG RETAIL 0.4%
eBay, Inc.*+                                 850          78,149
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                           78,149
                                                   -------------
  HOUSEHOLD DURABLES 0.4%
Fortune Brands, Inc.                         190          14,077
Pulte Homes, Inc.                            160           9,819
Centex Corp.                                 160           8,074
Black & Decker Corp.                         100           7,744
Newell Rubbermaid, Inc.                      360           7,215
Leggett & Platt, Inc.                        250           7,025
Whirlpool Corp.                               90           5,408
KB Home                                       60           5,069
Stanley Works                                110           4,678
Snap-On, Inc.                                 70           1,929
Maytag Corp.                                 100           1,837
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                  72,875
                                                   -------------
  TEXTILES & APPAREL 0.3%
Nike, Inc. - Class B+                        340          26,792
Coach, Inc.*                                 240          10,181
VF Corp.                                     140           6,923
Jones Apparel Group, Inc.                    160           5,728
Liz Claiborne, Inc.                          140           5,281
Reebok International Ltd.                     80           2,937
                                                   -------------
TOTAL TEXTILES & APPAREL                                  57,842
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
Eastman Kodak Co.                            370          11,922
Mattel, Inc.+                                540           9,790
Brunswick Corp.                              120           5,491
Hasbro, Inc.+                                230           4,324
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                        31,527
                                                   -------------
  AUTO COMPONENTS 0.1%
Johnson Controls, Inc.                       250          14,203
Delphi Corp.                                 730           6,782
Dana Corp.                                   190           3,361
Goodyear Tire & Rubber Co.*                  230           2,470
Cooper Tire & Rubber Co.                     100           2,017
Visteon Corp.                                170           1,358
                                                   -------------
TOTAL AUTO COMPONENTS                                     30,191
                                                   -------------
  DISTRIBUTORS 0.0%
Genuine Parts Co.                            230           8,828
                                                   -------------
TOTAL DISTRIBUTORS                                         8,828
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           1,487,897
                                                   -------------

CONSUMER STAPLES 7.0%

  FOOD & DRUG RETAILING 2.2%
Wal-Mart Stores, Inc.                      5,490         292,068
Walgreen Co.                               1,330          47,654
Costco Wholesale Corp.                       600          24,936
Sysco Corp.                                  830          24,834
CVS Corp.                                    520          21,908
Kroger Co.*                                  960          14,899
Albertson's, Inc.+                           480          11,486


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Safeway, Inc.*                               580   $      11,200
Supervalu, Inc.                              180           4,959
Winn-Dixie Stores, Inc.                      180             556
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              454,500
                                                   -------------
  BEVERAGES 1.6%
Coca-Cola Co.                              3,140         125,757
PepsiCo, Inc.                              2,190         106,543
Anheuser-Busch Cos., Inc.                  1,040          51,948
Coca-Cola Enterprises, Inc.                  610          11,529
Pepsi Bottling Group, Inc.                   330           8,960
Brown-Forman Corp. - Class B                 160           7,328
Adolph Coors Co. - Class B                    50           3,396
                                                   -------------
TOTAL BEVERAGES                                          315,461
                                                   -------------
  HOUSEHOLD PRODUCTS 1.3%
Procter & Gamble Co.                       3,290         178,055
Kimberly-Clark Corp.                         640          41,338
Colgate-Palmolive Co.                        690          31,174
Clorox Co.                                   280          14,924
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                 265,491
                                                   -------------
  FOOD PRODUCTS 0.8%
Sara Lee Corp.                             1,030          23,546
Kellogg Co.                                  530          22,610
General Mills, Inc.                          490          22,001
WM Wrigley Jr Co.                            290          18,360
ConAgra Foods, Inc.                          680          17,483
H.J. Heinz Co.                               450          16,209
Hershey Foods Corp.+                         320          14,947
Archer-Daniels-Midland Co.                   840          14,263
Campbell Soup Co.                            530          13,934
McCormick & Co., Inc.                        180           6,181
                                                   -------------
TOTAL FOOD PRODUCTS                                      169,534
                                                   -------------
  TOBACCO 0.7%
Altria Group, Inc.                         2,649         124,609
Reynolds American, Inc.                      190          12,927
UST, Inc.                                    210           8,455
                                                   -------------
TOTAL TOBACCO                                            145,991
                                                   -------------
  PERSONAL PRODUCTS 0.4%
Gillette Co.                               1,300          54,262
Avon Products, Inc.                          610          26,645
Alberto-Culver Co. - Class B                 120           5,217
                                                   -------------
TOTAL PERSONAL PRODUCTS                                   86,124
                                                   -------------
TOTAL CONSUMER STAPLES                                 1,437,101
                                                   -------------

ENERGY 4.8%

  OIL & GAS 4.2%
Exxon Mobil Corp.                          8,410         406,455
ChevronTexaco Corp.                        2,760         148,047
ConocoPhillips                               894          74,068
Occidental Petroleum Corp.                   510          28,524
Devon Energy Corp.                           310          22,013
Anadarko Petroleum Corp.                     320          21,235
Apache Corp.                                 420          21,046
Burlington Resources, Inc.+                  510          20,808
Marathon Oil Corp.                           450          18,576
Unocal Corp.                                 340          14,620
Valero Energy Corp.+                         170          13,636
Kerr-McGee Corp.                             200          11,450
Amerada Hess Corp.                           120          10,680
Kinder Morgan, Inc.                          160          10,051
EOG Resources, Inc.                          150           9,878
Williams Cos., Inc.                          680           8,228
El Paso Corp.                                830           7,628
Sunoco, Inc.                                 100           7,398
Ashland, Inc.                                 90           5,047
                                                   -------------
TOTAL OIL & GAS                                          859,388
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 0.6%
Schlumberger Ltd.                            760          51,156
Halliburton Co.                              570          19,203
Baker Hughes, Inc.+                          430          18,800
Transocean, Inc.*                            410          14,670
BJ Services Co.+                             210          11,006
Nabors Industries Ltd.*+                     190           8,996
Noble Corp.*                                 170           7,641
Rowan Cos., Inc.*                            140           3,696
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        135,168
                                                   -------------
TOTAL ENERGY                                             994,556
                                                   -------------

TELECOMMUNICATION SERVICES 2.4%

  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.0%
Verizon Communications, Inc.               3,580         140,980


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
SBC Communications, Inc.                   4,285   $     111,196
BellSouth Corp.                            2,370          64,274
Sprint Corp.                               1,880          37,844
Alltel Corp.                                 400          21,964
AT&T Corp.                                 1,030          14,750
Qwest Communications
International*                             2,350           7,826
CenturyTel, Inc.                             170           5,821
Citizens Communications Co.+                 430           5,758
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 410,413
                                                   -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
AT&T Wireless Services, Inc.*              3,528          52,144
Nextel Communications, Inc. -
Class A*                                   1,440          34,329
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                 86,473
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         496,886
                                                   -------------

MATERIALS 2.1%

  CHEMICALS 1.1%
EI Du Pont de Nemours & Co.                1,290          55,212
Dow Chemical Co.                           1,220          55,120
Praxair, Inc.                                420          17,951
Air Products & Chemicals, Inc.               290          15,770
PPG Industries, Inc.                         220          13,482
Monsanto Co.                                 350          12,747
Rohm & Haas Co.                              290          12,461
Ecolab, Inc.                                 330          10,375
Sigma-Aldrich Corp.                           90           5,220
Eastman Chemical Co.                         100           4,755
International Flavors &
Fragrances, Inc.                             120           4,584
Engelhard Corp.                              160           4,536
Hercules, Inc.*                              140           1,995
Great Lakes Chemical Corp.                    70           1,792
                                                   -------------
TOTAL CHEMICALS                                          216,000
                                                   -------------
  METALS & MINING 0.5%
Alcoa, Inc.                                1,130          37,957
Newmont Mining Corp.+                        570          25,952
Phelps Dodge Corp.                           120          11,044
Freeport-McMoRan Copper & Gold,
Inc. - Class B+                              230           9,315
Nucor Corp.                                  100           9,137
United States Steel Corp.+                   150           5,643
Worthington Industries, Inc.                 110           2,348
Allegheny Technologies, Inc.                 120           2,190
                                                   -------------
TOTAL METALS & MINING                                    103,586
                                                   -------------
  PAPER & FOREST PRODUCTS 0.4%
International Paper Co.+                     630          25,458
Weyerhaeuser Co.                             310          20,609
Georgia-Pacific Corp.                        330          11,864
MeadWestvaco Corp.                           260           8,294
Louisiana-Pacific Corp.                      140           3,633
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                             69,858
                                                   -------------
  CONTAINERS & PACKAGING 0.1%
Ball Corp.                                   150           5,614
Sealed Air Corp.*                            110           5,098
Temple-Inland, Inc.                           70           4,701
Pactiv Corp.*                                190           4,418
Bemis Co.                                    140           3,721
                                                   -------------
TOTAL CONTAINERS & PACKAGING                              23,552
                                                   -------------
  CONSTRUCTION MATERIALS 0.0%
Vulcan Materials Co.                         130           6,623
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                               6,623
                                                   -------------
TOTAL MATERIALS                                          419,619
                                                   -------------

UTILITIES 1.9%

  ELECTRIC UTILITIES 1.3%
Exelon Corp.                                 850          31,186
Southern Co.                                 950          28,481
TXU Corp.                                    380          18,210
FirstEnergy Corp.                            430          17,664
Entergy Corp.                                290          17,577
FPL Group, Inc.                              240          16,397
American Electric Power Co.,
Inc.                                         510          16,300
PG&E Corp.*                                  520          15,808
Progress Energy, Inc.+                       320          13,549
Consolidated Edison, Inc.                    310          13,032
Ameren Corp.                                 250          11,537
PPL Corp.                                    240          11,323
Edison International+                        420          11,134


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
DTE Energy Co.+                              220   $       9,282
Cinergy Corp.                                230           9,108
Xcel Energy, Inc.                            520           9,006
Pinnacle West Capital Corp.                  120           4,980
CenterPoint Energy, Inc.                     400           4,144
TECO Energy, Inc.                            260           3,518
Allegheny Energy, Inc.*                      160           2,554
                                                   -------------
TOTAL ELECTRIC UTILITIES                                 264,790
                                                   -------------
  MULTI-UTILITIES 0.5%
Dominion Resources, Inc./VA                  430          28,058
Duke Energy Corp.                          1,210          27,697
Public Service Enterprise
Group, Inc.                                  310          13,206
Sempra Energy                                300          10,857
Constellation Energy Group, Inc.             230           9,163
AES Corp.*                                   840           8,392
Dynegy, Inc. - Class A*                      490           2,445
CMS Energy Corp.*                            210           1,999
Calpine Corp.*+                              570           1,653
                                                   -------------
TOTAL MULTI-UTILITIES                                    103,470
                                                   -------------
  GAS UTILITIES 0.1%
KeySpan Corp.+                               210           8,232
NiSource, Inc.                               340           7,143
Nicor, Inc.                                   60           2,202
Peoples Energy Corp.                          50           2,084
                                                   -------------
TOTAL GAS UTILITIES                                       19,661
                                                   -------------
TOTAL UTILITIES                                          387,921
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $12,379,562)                                  13,444,488
                                                   -------------

                                       CONTRACTS
                                  --------------
OPTIONS PURCHASED  0.0%

Put Options on:
  November 2004 S&P 500 Index
  Futures Contracts
    Expiring November 2004 with
    strike price of 700                       40              --
                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $910)                                                 --
                                                   -------------

                                            FACE
                                          AMOUNT
                                  --------------
REPURCHASE AGREEMENTS 25.4%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                $  1,145,638   $   1,145,638
UBS Financial Services, Inc. at
  1.71% due 10/01/04                   1,362,304       1,362,304
Morgan Stanley, Inc. at
  1.71% due 10/01/04                   1,362,304       1,362,304
Smith Barney at 1.65% due 10/01/04     1,362,304       1,362,304
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,232,550)                                    5,232,550
                                                   -------------
SECURITIES LENDING COLLATERAL  2.2%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                          459,389         459,389
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $459,389)                                        459,389
                                                   -------------
TOTAL INVESTMENTS 92.9%
  (Cost $18,072,411)                               $  19,136,427
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 7.1%                               $   1,469,445
                                                   =============
NET ASSETS - 100.0%                                $  20,605,872

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $27,695,325)                     497   $     (10,699)
                                                   =============

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.

REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 53.7%

INFORMATION TECHNOLOGY 31.6%

  SOFTWARE 10.4%
Microsoft Corp.                           42,491   $   1,174,876
Oracle Corp.*                             24,480         276,134
Symantec Corp.*+                           3,738         205,142
Electronic Arts, Inc.*+                    3,482         160,137
Adobe Systems, Inc.+                       2,669         132,035
Intuit, Inc.*+                             2,740         124,396
PeopleSoft, Inc.*                          5,894         116,996
Veritas Software Corp.*                    5,024          89,427
Siebel Systems, Inc.*                      6,717          50,646
Check Point Software
Technologies Ltd.*                         2,890          49,043
Citrix Systems, Inc.*                      2,280          39,946
Mercury Interactive Corp.*                 1,129          39,380
BEA Systems, Inc.*                         4,290          29,644
Synopsys, Inc.*                            1,620          25,645
Compuware Corp.*                           2,700          13,905
                                                   -------------
TOTAL SOFTWARE                                         2,527,352
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      7.4%
Intel Corp.                               25,510         511,731
Maxim Integrated Products, Inc.+           5,174         218,808
Linear Technology Corp.+                   4,670         169,241
Applied Materials, Inc.*                   9,972         164,438
Xilinx, Inc.+                              5,230         141,210
Altera Corp.*+                             5,940         116,246
KLA-Tencor Corp.*+                         2,700         111,996
Marvell Technology Group Ltd.*             2,880          75,254
Broadcom Corp. - Class A*+                 2,712          74,010
Microchip Technology, Inc.+                1,940          52,070
Novellus Systems, Inc.*                    1,650          43,873
ATI Technologies, Inc.*                    2,749          42,142
Lam Research Corp.*                        1,570          34,352
Nvidia Corp.*+                             2,036          29,563
Intersil Corp. - Class A                   1,730          27,559
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                              1,812,493
                                                   -------------
  COMMUNICATIONS EQUIPMENT 7.2%
Qualcomm, Inc.+                           22,285         870,006
Cisco Systems, Inc.*                      27,430         496,483
Research In Motion Ltd.*                   2,119         161,765
Juniper Networks, Inc.*+                   3,978          93,881
JDS Uniphase Corp.*                       18,570          62,581
Comverse Technology, Inc.*                 2,306          43,422
Tellabs, Inc.*                             2,690          24,721
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                         1,752,859
                                                   -------------
  COMPUTERS & PERIPHERALS 3.5%
Dell, Inc.*+                              10,430         371,308
Apple Computer, Inc.*                      6,144         238,080
Network Appliance, Inc.*+                  4,245          97,635
Sun Microsystems, Inc.*                   16,478          66,571
Sandisk Corp.*                             1,690          49,213
QLogic Corp.*                              1,070          31,682
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            854,489
                                                   -------------
  INTERNET SOFTWARE & SERVICES 1.3%
Yahoo!, Inc.*+                             7,430         251,951
VeriSign, Inc.*                            2,739          54,452
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                       306,403
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
Flextronics International Ltd.*+           6,850          90,763
CDW Corp.                                    980          56,869
Sanmina-SCI Corp.*                         6,320          44,556
Molex, Inc.                                1,120          33,398
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 225,586
                                                   -------------
  IT CONSULTING & SERVICES 0.9%
Paychex, Inc.                              4,070         122,711
Fiserv, Inc.*                              2,770          96,562
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           219,273
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           7,698,455
                                                   -------------

CONSUMER DISCRETIONARY 8.9%

  INTERNET & CATALOG RETAIL 3.4%
eBay, Inc.*+                               5,597         514,588
InterActiveCorp*+                          8,190         180,344


--------------------------------------------------------------------------------

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Amazon.com, Inc.*+                         3,065   $     125,236
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                          820,168
                                                   -------------
  MEDIA 2.0%
Comcast Corp. - Class A*                  10,800         304,992
EchoStar Communications Corp.*+            2,530          78,733
Pixar, Inc.*                                 650          51,285
Lamar Advertising Co.*                       960          39,946
                                                   -------------
TOTAL MEDIA                                              474,956
                                                   -------------
  SPECIALTY RETAIL 1.5%
Bed Bath & Beyond, Inc.*+                  4,590         170,335
Staples, Inc.                              3,798         113,256
Petsmart, Inc.                             1,630          46,276
Ross Stores, Inc.+                         1,650          38,676
                                                   -------------
TOTAL SPECIALTY RETAIL                                   368,543
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.2%
Starbucks Corp.*                           6,270         285,034
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       285,034
                                                   -------------
  MULTILINE RETAIL 0.5%
Kmart Holding Corp.*+                      1,056          92,369
Dollar Tree Stores, Inc.*                  1,240          33,418
                                                   -------------
TOTAL MULTILINE RETAIL                                   125,787
                                                   -------------
  HOUSEHOLD DURABLES 0.2%
Garmin Ltd.+                               1,140          49,305
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                  49,305
                                                   -------------
  AUTO COMPONENTS 0.1%
Gentex Corp.                                 924          32,460
                                                   -------------
TOTAL AUTO COMPONENTS                                     32,460
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           2,156,253
                                                   -------------

HEALTH CARE 7.6%

  BIOTECHNOLOGY 5.4%
Amgen, Inc.*+                              6,700         379,756
Biogen Idec, Inc.*+                        4,180         255,691
Gilead Sciences, Inc.*+                    4,812         179,873
Genzyme Corp.*+                            3,245         176,560
Chiron Corp.*+                             2,980         131,716
Medimmune, Inc.*                           3,030          71,811
Millennium Pharmaceuticals,
Inc.*+                                     3,800          52,098
Invitrogen Corp.*+                           557          30,629
Cephalon, Inc.*+                             587          28,117
                                                   -------------
TOTAL BIOTECHNOLOGY                                    1,306,251
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
Biomet, Inc.+                              3,880         181,895
DENTSPLY International, Inc.                 880          45,707
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   227,602
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 0.8%
Patterson Cos., Inc.*                        750          57,420
Express Scripts, Inc.*                       790          51,618
Lincare Holdings, Inc.*                    1,090          32,384
Henry Schein, Inc.*                          460          28,663
First Health Group Corp.*                  1,080          17,377
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   187,462
                                                   -------------
  PHARMACEUTICALS 0.5%
Teva Pharmaceutical Industries
Ltd. - SP ADR+                             5,090         132,086
                                                   -------------
TOTAL PHARMACEUTICALS                                    132,086
                                                   -------------
TOTAL HEALTH CARE                                      1,853,401
                                                   -------------

INDUSTRIALS 2.7%

  COMMERCIAL SERVICES & SUPPLIES 1.2%
Apollo Group, Inc. - Class A*              2,010         147,474
Cintas Corp.                               2,340          98,373
Career Education Corp.*+                   1,176          33,434
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     279,281
                                                   -------------


--------------------------------------------------------------------------------

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MACHINERY 0.6%
Paccar, Inc.                               2,210   $     152,755
                                                   -------------
TOTAL MACHINERY                                          152,755
                                                   -------------
  AIR FREIGHT & COURIERS 0.4%
Expeditors International
Washington, Inc.                           1,179          60,954
C.H. Robinson Worldwide, Inc.                960          44,535
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             105,489
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.2%
Fastenal Co.                                 820          47,232
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                    47,232
                                                   -------------
  ELECTRICAL EQUIPMENT 0.2%
American Power Conversion Corp.+           2,286          39,753
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                39,753
                                                   -------------
  AIRLINES 0.1%
Ryanair Holdings  PLC - SP ADR*              690          20,148
                                                   -------------
TOTAL AIRLINES                                            20,148
                                                   -------------
TOTAL INDUSTRIALS                                        644,658
                                                   -------------

TELECOMMUNICATION SERVICES 1.6%

  WIRELESS TELECOMMUNICATION SERVICES 1.5%
Nextel Communications, Inc. -
Class A*                                  15,759         375,695
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                375,695
                                                   -------------
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.1%
Level 3 Communications, Inc.*+             7,650          19,813
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                  19,813
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         395,508
                                                   -------------

CONSUMER STAPLES 0.7%

  FOOD & DRUG RETAILING 0.7%
Costco Wholesale Corp.+                    2,762         114,789
Whole Foods Market, Inc.                     692          59,366
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              174,155
                                                   -------------
TOTAL CONSUMER STAPLES                                   174,155
                                                   -------------

MATERIALS 0.4%

  CONTAINERS & PACKAGING 0.2%
Smurfit-Stone Container Corp.*             2,819          54,604
                                                   -------------
TOTAL CONTAINERS & PACKAGING                              54,604
                                                   -------------
  CHEMICALS 0.2%
Sigma-Aldrich Corp.                          750          43,500
                                                   -------------
TOTAL CHEMICALS                                           43,500
                                                   -------------
TOTAL MATERIALS                                           98,104
                                                   -------------

ENERGY 0.2%

  ENERGY EQUIPMENT & SERVICES 0.2%
Patterson-UTI Energy, Inc.                 1,959          37,358
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                         37,358
                                                   -------------
TOTAL ENERGY                                              37,358
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $10,983,078)                                  13,057,892
                                                   -------------


--------------------------------------------------------------------------------

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS 7.7%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04              $      412,509         412,509
UBS Financial Services, Inc. at
  1.71% due 10/01/04                     490,523         490,523
Morgan Stanley, Inc. at
  1.71% due 10/01/04                     490,523         490,523
Smith Barney at
  1.65% due 10/01/04                     490,523         490,523
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,884,078)                                    1,884,078
                                                   -------------
SECURITIES LENDING COLLATERAL 6.5%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                        1,585,226       1,585,226
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,585,226)                                    1,585,226
                                                   -------------
TOTAL INVESTMENTS 67.9%
  (Cost $14,452,382)                               $  16,527,196
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 32.1%                              $   7,801,141
                                                   =============
NET ASSETS - 100.0%                                $  24,328,337

--------------------------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $11,752,800)                     415   $     139,323
                                                   =============

                                           UNITS
                                          -------
EQUITY INDEX SWAP AGREEMENT
October 2004 Nasdaq 100 Index
Swap, Maturing 10/12/04**
  (Notional Market Value
  $23,720,215)                            16,790   $      85,023
                                                   =============

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

ADR - American Depository Receipt.

--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 70.2%

FINANCIALS 13.1%

  BANKS 3.8%
Commerce Bancorp/NJ, Inc.+                 1,830   $     101,016
Banknorth Group, Inc.                      2,850          99,750
Mercantile Bankshares Corp.                1,940          93,042
Greater Bay Bancorp+                       2,360          67,850
Silicon Valley Bancshares*                 1,790          66,534
Hibernia Corp. - Class A                   2,360          62,328
Wilmington Trust Corp.                       800          28,968
City National Corp.                          380          24,681
Compass Bancshares, Inc.                     180           7,888
Colonial BancGroup, Inc.                     340           6,953
Bank Of Hawaii Corp.                         120           5,670
Associated Banc-Corp.                        120           3,848
                                                   -------------
TOTAL BANKS                                              568,528
                                                   -------------
  INSURANCE 3.2%
Everest Re Group Ltd.                      1,330          98,859
W.R. Berkley Corp.                         2,190          92,330
American Financial Group,
Inc./OH+                                   2,330          69,644
Allmerica Financial Corp.*                 2,380          63,974
Horace Mann Educators Corp.                3,520          61,882
Fidelity National Financial,
Inc.                                         990          37,719
Arthur J. Gallagher & Co.+                   970          32,136
Unitrin, Inc.                                580          24,111
HCC Insurance Holdings, Inc.                  40           1,206
                                                   -------------
TOTAL INSURANCE                                          481,861
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 1.9%
Independence Community Bank
Corp.                                      2,200          85,910
Astoria Financial Corp.                    2,290          81,272
Webster Financial Corp.                    1,610          79,518
New York Community Bancorp,
Inc.+                                      1,030          21,156
PMI Group, Inc.                              430          17,449
Radian Group, Inc.+                          150           6,935
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                         292,240
                                                   -------------
  REAL ESTATE 1.8%
Hospitality Properties Trust               1,950          82,855
Rayonier, Inc.                             1,650          74,646
Liberty Property Trust                     1,230          49,003
Developers Diversified Realty              1,110          43,457
Corp.
Mack-Cali Realty Corp.                       400          17,720
New Plan Excel Realty Trust                   30             750
                                                   -------------
TOTAL REAL ESTATE                                        268,431
                                                   -------------
  CAPITAL MARKETS 1.6%
Investors Financial Services
Corp.+                                     1,850          83,491
Eaton Vance Corp.+                         2,000          80,780
A.G. Edwards, Inc.+                        1,240          42,929
SEI Investments Co.                          630          21,218
Legg Mason, Inc.+                             75           3,995
                                                   -------------
TOTAL CAPITAL MARKETS                                    232,413
                                                   -------------
  DIVERSIFIED FINANCIALS 0.5%
Leucadia National Corp.                    1,380          78,177
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                              78,177
                                                   -------------
  CONSUMER FINANCE 0.3%
AmeriCredit Corp.*                         2,080          43,431
MoneyGram International, Inc.                380           6,490
                                                   -------------
TOTAL CONSUMER FINANCE                                    49,921
                                                   -------------
TOTAL FINANCIALS                                       1,971,571
                                                   -------------

CONSUMER DISCRETIONARY 13.0%

  SPECIALTY RETAIL 4.0%
Petsmart, Inc.+                            3,280          93,119
Ross Stores, Inc.+                         3,850          90,244
Williams-Sonoma, Inc.*+                    1,580          59,329
AnnTaylor Stores Corp.*+                   2,350          54,990
Chico's FAS, Inc.*+                        1,420          48,564
Payless Shoesource, Inc.*+                 4,330          43,863
Michaels Stores, Inc.                        700          41,447
Urban Outfitters, Inc.*+                     870          29,928
Pacific Sunwear of California,
Inc.*                                      1,380          29,049
O'Reilly Automotive, Inc.*                   700          26,803
Regis Corp.                                  580          23,328
CarMax, Inc.*                                970          20,903
American Eagle Outfitters, Inc.+             560          20,636


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Rent-A-Center, Inc.*                         780   $      20,171
                                                   -------------
TOTAL SPECIALTY RETAIL                                   602,374
                                                   -------------
  HOUSEHOLD DURABLES 2.9%
Harman International
Industries, Inc.                             980         105,595
American Greetings Corp. -
Class A*+                                  2,820          70,839
Blyth, Inc.                                2,130          65,817
Lennar Corp. - Class A+                    1,060          50,456
Mohawk Industries, Inc.*                     560          44,458
Furniture Brands International,
Inc.+                                      1,740          43,639
D.R. Horton, Inc.                            870          28,806
Hovnanian Enterprises, Inc. -
Class A*+                                    680          27,268
Tupperware Corp.                             150           2,547
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 439,425
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 2.4%
Mandalay Resort Group                      1,150          78,948
Brinker International, Inc.*+              2,340          72,891
GTECH Holdings Corp.+                      2,270          57,476
Ruby Tuesday, Inc.+                        1,500          41,805
Outback Steakhouse, Inc.                     990          41,115
Boyd Gaming Corp.                            700          19,705
Bob Evans Farms, Inc.                        720          19,555
Cheesecake Factory, Inc.*+                   350          15,190
Krispy Kreme Doughnuts, Inc.*+               700           8,862
Six Flags, Inc.*                           1,060           5,766
Caesars Entertainment, Inc.*                 260           4,342
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       365,655
                                                   -------------
  MEDIA 2.0%
Belo Corp. - Class A                       3,380          76,185
Washington Post Co. - Class B                 80          73,600
Reader's Digest Association,
Inc.                                       4,680          68,281
Harte-Hanks, Inc.                          1,610          40,266
Entercom Communications Corp.*               600          19,596
Scholastic Corp.*                            500          15,445
Westwood One, Inc.*                          190           3,757
                                                   -------------
TOTAL MEDIA                                              297,130
                                                   -------------
  AUTO COMPONENTS 0.8%
Lear Corp.                                 1,190          64,795
BorgWarner, Inc.                           1,070          46,320
Bandag, Inc.                                  90           3,942
Gentex Corp.                                  90           3,162
                                                   -------------
TOTAL AUTO COMPONENTS                                    118,219
                                                   -------------
  MULTILINE RETAIL 0.4%
Saks, Inc.*                                2,400          28,920
Dollar Tree Stores, Inc.*+                 1,050          28,298
                                                   -------------
TOTAL MULTILINE RETAIL                                    57,218
                                                   -------------
  AUTOMOBILES 0.3%
Thor Industries, Inc.                      1,380          36,529
                                                   -------------
TOTAL AUTOMOBILES                                         36,529
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
Callaway Golf Co.                          3,060          32,344
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                        32,344
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           1,948,894
                                                   -------------

INFORMATION TECHNOLOGY 10.2%

  SOFTWARE 2.7%
Cadence Design Systems, Inc.*+             7,200          93,888
McAfee, Inc.*+                             3,760          75,576
Fair Isaac Corp.                           2,230          65,116
RSA Security, Inc.*                        2,790          53,847
Sybase, Inc.*                              2,310          31,855
Macrovision Corp.*                         1,160          27,933
Wind River Systems, Inc.*                  1,940          23,668
Macromedia, Inc.*                          1,090          21,887
Transaction Systems Architects,
Inc. - Class A*                              730          13,567
                                                   -------------
TOTAL SOFTWARE                                           407,337
                                                   -------------


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.2%
Semtech Corp.*+                            3,740   $      71,696
Silicon Laboratories, Inc.*+               2,050          67,834
Micrel, Inc.*                              5,570          57,984
Microchip Technology, Inc.+                1,640          44,018
Lam Research Corp.*                        1,870          40,916
Cypress Semiconductor Corp.*+              3,460          30,586
Triquint Semiconductor, Inc.*              4,760          18,564
RF Micro Devices, Inc.*                       30             190
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                331,788
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.8%
Harris Corp.                               1,130          62,082
Polycom, Inc.*                             2,750          54,505
Plantronics, Inc.                          1,030          44,537
Utstarcom, Inc.*+                          2,340          37,698
ADTRAN, Inc.+                              1,550          35,154
CommScope, Inc.*                           1,400          30,240
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           264,216
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
CDW Corp.+                                 1,070          62,092
Vishay Intertechnology, Inc.*+             3,010          38,829
National Instruments Corp.+                1,170          35,416
Amphenol Corp. - Class A*                    960          32,889
Newport Corp.*                             1,680          19,270
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 188,496
                                                   -------------
  IT CONSULTING & SERVICES 1.2%
Alliance Data Systems Corp.*               2,020          81,931
CheckFree Corp.*+                          1,520          42,059
Acxiom Corp.                               1,030          24,452
DST Systems, Inc.*+                          440          19,567
CSG Systems International, Inc.*           1,100          16,951
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           184,960
                                                   -------------
  COMPUTERS & PERIPHERALS 0.7%
Storage Technology Corp.*+                 3,290          83,105
Sandisk Corp.*                               860          25,043
Quantum Corp.*+                            2,290           5,290
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            113,438
                                                   -------------
  OFFICE ELECTRONICS 0.3%
Zebra Technologies Corp. -
Class A*+                                    760          46,368
                                                   -------------
TOTAL OFFICE ELECTRONICS                                  46,368
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           1,536,603
                                                   -------------

INDUSTRIALS 8.7%

  COMMERCIAL SERVICES & SUPPLIES 3.1%
Herman Miller, Inc.                        2,840          70,006
Education Management Corp.*                2,500          66,600
Sotheby's Holdings, Inc. -
Class A*                                   3,360          52,819
Republic Services, Inc.                    1,650          49,104
Laureate Education, Inc.*+                 1,180          43,919
Career Education Corp.*+                   1,520          43,214
Brink's Co.                                1,310          39,523
ChoicePoint, Inc.*                           820          34,973
Copart, Inc.*                              1,300          24,609
Stericycle, Inc.*+                           330          15,147
Adesa, Inc.*                                 860          14,130
Korn/Ferry International, Inc.*              640          11,667
Corinthian Colleges, Inc.*+                  430           5,796
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     471,507
                                                   -------------
  MACHINERY 2.0%
AGCO Corp.*+                               3,540          80,075
Kennametal, Inc.                           1,660          74,949
Pentair, Inc.+                             1,850          64,583
Harsco Corp.                               1,160          52,084
Nordson Corp.                                820          28,151
                                                   -------------
TOTAL MACHINERY                                          299,842
                                                   -------------
  AEROSPACE & DEFENSE 0.9%
L-3 Communications Holdings,
Inc.                                         970          64,990
Precision Castparts Corp.                    540          32,427
Sequa Corp. - Class A*                       580          30,282
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                127,699
                                                   -------------


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  ROAD & RAIL 0.8%
Werner Enterprises, Inc.                   3,780   $      72,992
Swift Transportation Co., Inc.*+           3,140          52,815
                                                   -------------
TOTAL ROAD & RAIL                                        125,807
                                                   -------------
  AIR FREIGHT & COURIERS 0.7%
J.B.Hunt Transport Services,
Inc.+                                      1,900          70,566
CNF, Inc.                                    640          26,234
Expeditors International
Washington, Inc.                             100           5,170
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             101,970
                                                   -------------
  ELECTRICAL EQUIPMENT 0.5%
Thomas & Betts Corp.                       2,450          65,709
AMETEK, Inc.                                 380          11,522
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                77,231
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.5%
Dycom Industries, Inc.*                    2,460          69,839
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                          69,839
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.1%
Carlisle Cos., Inc.                          230          14,704
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                            14,704
                                                   -------------
  AIRLINES 0.1%
JetBlue Airways Corp.*+                      470           9,832
                                                   -------------
TOTAL AIRLINES                                             9,832
                                                   -------------
  MARINE 0.0%
Alexander & Baldwin, Inc.                    200           6,788
                                                   -------------
TOTAL MARINE                                               6,788
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
Fastenal Co.                                  40           2,304
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                     2,304
                                                   -------------
TOTAL INDUSTRIALS                                      1,307,523
                                                   -------------

HEALTH CARE 7.2%

  HEALTH CARE PROVIDERS & SERVICES 2.7%
Patterson Cos., Inc.*+                     1,080          82,685
Henry Schein, Inc.*                          900          56,079
Community Health Systems, Inc.*            2,040          54,427
Coventry Health Care, Inc.*+                 830          44,297
LifePoint Hospitals, Inc.*                 1,310          39,313
Lincare Holdings, Inc.*                      970          28,819
Renal Care Group, Inc.*                      830          26,751
Covance, Inc.*                               580          23,183
Universal Health Services, Inc.
- Class B+                                   450          19,575
First Health Group Corp.*                    770          12,389
Apria Healthcare Group, Inc.*                450          12,262
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   399,780
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
DENTSPLY International, Inc.               1,870          97,128
Varian Medical Systems, Inc.*+             2,320          80,202
Visx, Inc.*                                3,000          61,800
Edwards Lifesciences Corp.*                1,330          44,555
Varian, Inc.*                                530          20,071
Cytyc Corp.*                                 640          15,456
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   319,212
                                                   -------------
  BIOTECHNOLOGY 1.6%
Millennium Pharmaceuticals,
Inc.*+                                     7,690         105,430
Charles River Laboratories
International, Inc.*                       1,680          76,944
Invitrogen Corp.*                            570          31,344
Cephalon, Inc.*+                             420          20,118


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Vertex Pharmaceuticals, Inc.*                160   $       1,680
                                                   -------------
TOTAL BIOTECHNOLOGY                                      235,516
                                                   -------------
  PHARMACEUTICALS 0.8%
Perrigo Co.                                3,400          69,870
Par Pharmaceutical Cos., Inc.*+              770          27,666
Sepracor, Inc.*+                             550          26,829
IVAX Corp.*                                   70           1,341
                                                   -------------
TOTAL PHARMACEUTICALS                                    125,706
                                                   -------------
TOTAL HEALTH CARE                                      1,080,214
                                                   -------------

ENERGY 5.9%

  OIL & GAS 4.8%
XTO Energy, Inc.                           3,310         107,509
Pioneer Natural Resources Co.+             2,630          90,682
Pogo Producing Co.                         1,880          89,206
Newfield Exploration Co.*                  1,450          88,798
Noble Energy, Inc.                         1,470          85,613
Forest Oil Corp.*                          2,550          76,806
Murphy Oil Corp.                             720          62,474
Plains Exploration & Production
Co.*+                                      2,200          52,492
Overseas Shipholding Group, Inc.           1,040          51,626
Western Gas Resources, Inc.                  460          13,151
                                                   -------------
TOTAL OIL & GAS                                          718,357
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 1.1%
Weatherford International Ltd.*            1,160          59,183
Smith International, Inc.*+                  620          37,653
Helmerich & Payne, Inc.                    1,230          35,289
Grant Prideco, Inc.*                       1,160          23,768
ENSCO International, Inc.                    180           5,881
National-Oilwell, Inc.*                      150           4,929
Patterson-UTI Energy, Inc.                   120           2,288
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        168,991
                                                   -------------
TOTAL ENERGY                                             887,348
                                                   -------------

UTILITIES 4.9%

  MULTI-UTILITIES 2.8%
Energy East Corp.                          3,700          93,166
Equitable Resources, Inc.+                 1,670          90,698
National Fuel Gas Co.                      2,830          80,174
SCANA Corp.+                               1,630          60,864
MDU Resources Group, Inc.                  1,420          37,389
Sierra Pacific Resources Corp.*+           2,730          24,433
Vectren Corp.                                800          20,144
Questar Corp.                                340          15,579
                                                   -------------
TOTAL MULTI-UTILITIES                                    422,447
                                                   -------------
  ELECTRIC UTILITIES 2.1%
Pepco Holdings, Inc.                       4,740          94,326
Northeast Utilities                        4,130          80,081
OGE Energy Corp.                           2,950          74,428
Idacorp, Inc.                              2,190          63,641
                                                   -------------
TOTAL ELECTRIC UTILITIES                                 312,476
                                                   -------------
TOTAL UTILITIES                                          734,923
                                                   -------------

MATERIALS 3.5%

  CHEMICALS 1.8%
Valspar Corp.                              1,600          74,688
Scotts Co. - Class A*                      1,160          74,414
Airgas, Inc.                               1,640          39,475
IMC Global, Inc.*+                         1,570          27,302
Lyondell Chemical Co.+                       860          19,316
RPM International, Inc.                      800          14,120
FMC Corp.*                                   190           9,228
Minerals Technologies, Inc.                  120           7,063
                                                   -------------
TOTAL CHEMICALS                                          265,606
                                                   -------------
  PAPER & FOREST PRODUCTS 1.0%
Bowater, Inc.+                             2,060          78,671
Potlatch Corp.+                            1,470          68,811
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                            147,482
                                                   -------------
  CONTAINERS & PACKAGING 0.4%
Longview Fibre Co.                         3,800          57,950
                                                   -------------
TOTAL CONTAINERS & PACKAGING                              57,950
                                                   -------------


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  METALS & MINING 0.3%
Peabody Energy Corp.                         820   $      48,790
                                                   -------------
TOTAL METALS & MINING                                     48,790
                                                   -------------
TOTAL MATERIALS                                          519,828
                                                   -------------

CONSUMER STAPLES 3.3%

  FOOD PRODUCTS 1.8%
Tyson Foods, Inc. - Class A+               5,740          91,955
Hormel Foods Corp.+                        3,250          87,035
Smithfield Foods, Inc.*                    3,240          81,000
Dean Foods Co.*+                             400          12,008
                                                   -------------
TOTAL FOOD PRODUCTS                                      271,998
                                                   -------------
  FOOD & DRUG RETAILING 0.6%
Whole Foods Market, Inc.                     550          47,185
Ruddick Corp.                              1,860          36,530
BJ's Wholesale Club, Inc.*+                  110           3,007
                                                   -------------
TOTAL FOOD & DRUG RETAILING                               86,722
                                                   -------------
  BEVERAGES 0.5%
PepsiAmericas, Inc.                        3,520          67,232
                                                   -------------
TOTAL BEVERAGES                                           67,232
                                                   -------------
  HOUSEHOLD PRODUCTS 0.4%
Energizer Holdings, Inc.*+                 1,400          64,540
Church & Dwight Co., Inc.                     20             561
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                  65,101
                                                   -------------
TOTAL CONSUMER STAPLES                                   491,053
                                                   -------------
TELECOMMUNICATION SERVICES 0.4%

  WIRELESS TELECOMMUNICATION
    SERVICES 0.4%
Telephone & Data Systems, Inc.               760          63,969
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                                63,969
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                          63,969
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $9,838,036)                                   10,541,926
                                                   -------------

                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS 23.2%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04              $      763,483         763,483
UBS Financial Services, Inc. at
  1.71% due 10/01/04                     907,873         907,873
Morgan Stanley, Inc. at
  1.71% due 10/01/04                     907,873         907,873
Smith Barney at
  1.65% due 10/01/04                     907,873         907,873
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,487,102)                                    3,487,102
                                                   -------------
SECURITIES LENDING COLLATERAL 11.0%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                        1,645,805       1,645,805
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,645,805)                                    1,645,805
                                                   -------------
TOTAL INVESTMENTS 104.4%
  (Cost $14,970,943)                               $  15,674,833
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.4)%                                  $   (667,394)
                                                   =============


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                $  15,007,439

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 S&P MidCap 400
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $8,727,390)                      147   $      82,919
                                                   =============


                                           UNITS
                                          -------
EQUITY INDEX SWAP AGREEMENT
November 2004 S&P MidCap 400
Index Swap, Maturing 11/22/04**
  (Notional Market Value
  $3,220,730)                              5,429   $      64,617
                                                   =============

*     Non-Income Producing Securities.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2004.


--------------------------------------------------------------------------------

INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 93.4%

Federal Farm Credit Bank*
  1.68% due 10/14/04              $      600,000   $     599,636
Federal Home Loan Bank*
  1.73% due 10/27/04                     600,000         599,251
Freddie Mac*
  1.72% due 10/26/04                     600,000         599,283
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,798,170)                                    1,798,170
                                                   -------------

REPURCHASE AGREEMENTS  44.5%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                   $ 187,833         187,833
UBS Financial Services, Inc. at
  1.71% due 10/01/04                     223,355         223,355
Morgan Stanley, Inc. at
  1.71% due 10/01/04                     223,355         223,355
Smith Barney at 1.65% due 10/01/04       223,355         223,355
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $857,898)                                        857,898
                                                   -------------
TOTAL INVESTMENTS 137.9%
  (Cost $2,656,068)                                $   2,656,068
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (37.9)%                                 $    (729,462)
                                                   =============
NET ASSETS - 100.0%                                $   1,926,606

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 S&P MidCap 400
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $1,187,400)                       20   $      (9,475)
                                                   =============

                                           UNITS
                                          ------
EQUITY INDEX SWAP AGREEMENT
November 2004 S&P MidCap 400
Index Swap, Maturing 11/22/04**
  (Notional Market Value
  $742,201)                                1,251   $     (36,550)
                                                   =============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on S&P Mid Cap 400 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 61.4%

FINANCIALS 13.2%

  BANKS 5.1%
Provident Bankshares Corp.                 3,012   $     101,053
Southwest Bancorp of Texas, Inc.           4,946          99,612
Susquehanna Bancshares, Inc.               3,708          91,217
Pacific Capital Bancorp                    2,994          88,563
International Bancshares Corp.             2,294          84,304
Chittenden Corp.                           3,051          83,140
First Republic Bank+                       1,673          76,958
TrustCo Bank Corp. NY                      5,825          74,676
City Holding Co.                           2,216          72,884
Irwin Financial Corp.                      2,791          72,064
Independent Bank Corp./MI                  2,660          71,820
Hanmi Financial Corp.                      2,103          63,511
Trustmark Corp.                            1,860          57,809
Wintrust Financial Corp.                     953          54,588
Community Bank System, Inc.                2,049          51,491
FNB Corp.                                  2,189          48,443
UMB Financial Corp.                          908          43,284
First Bancorp Puerto Rico                    880          42,504
Umpqua Holding Corp.                       1,753          39,548
Westamerica Bancorporation                   700          38,423
Park National Corp.                          300          38,169
Old National Bancorp/IN                    1,470          36,515
First Midwest Bancorp, Inc./IL             1,030          35,597
Greater Bay Bancorp+                       1,238          35,592
East-West Bancorp, Inc.                      995          33,422
BancorpSouth, Inc.                         1,447          33,267
United Bankshares, Inc.                      950          32,917
PrivateBancorp, Inc.                       1,210          32,622
Oriental Financial Group                   1,140          30,848
First National Bankshares of
Florida, Inc.                                918          22,537
Citizens Banking Corp./MI                    667          21,724
MB Financial Corp.                           400          15,856
Signature Bank/New York NY*                  590          15,782
Boston Private Financial
Holdings, Inc.                               550          13,728
Texas Capital Bancshares, Inc.*              560          10,164
Univest Corp. of Pennsylvania                235           9,576
                                                   -------------
TOTAL BANKS                                            1,774,208
                                                   -------------
  REAL ESTATE 3.8%
MFA Mortgage Investments, Inc.            10,845          99,882
Nationwide Health Properties,              4,284          88,893
Inc.
Brandywine Realty Trust+                   2,960          84,301
Equity One, Inc.                           4,053          79,520
Commercial Net Lease Realty                4,328          78,856
LaSalle Hotel Properties                   2,722          75,127
Colonial Properties Trust                  1,843          74,126
Maguire Properties, Inc.                   2,973          72,274
US Restaurant Properties, Inc.             4,159          70,246
Anworth Mortgage Asset Corp.               5,837          66,425
Bedford Property Investors, Inc.           2,174          65,959
Lexington Corporate  Properties
Trust                                      2,835          61,548
Senior Housing Properties Trust            3,415          60,855
Capstead Mortgage Corp.+                   4,481          55,788
Home Properties, Inc.                      1,333          52,734
National Health Investors, Inc.            1,293          36,773
Healthcare Realty Trust, Inc.                940          36,698
Impac Mortgage Holdings, Inc.              1,371          36,057
American Financial Realty Trust+           2,380          33,582
Newcastle Investment Corp.                   890          27,323
LNR Property Corp.                           440          27,240
Luminent Mortgage Capital, Inc.              800          10,144
Highland Hospitality Corp.                   870           9,918
Arbor Realty Trust, Inc.                     340           7,548
Capital Lease Funding, Inc.                  610           6,734
                                                   -------------
TOTAL REAL ESTATE                                      1,318,551
                                                   -------------
  INSURANCE 1.8%
Hilb Rogal & Hobbs Co.                     2,281          82,618
ProAssurance Corp.*                        2,240          78,445
Horace Mann Educators Corp.                4,233          74,416
Philadelphia Consolidated
Holding Co.*                               1,345          74,136
21st Century Insurance Group               4,995          66,683
Zenith National Insurance Corp.            1,502          63,550
American Equity Investment Life
Holding Co.*                               6,486          61,552
Infinity Property & Casualty
Corp.                                      1,521          44,915
Vesta Insurance Group, Inc.                9,937          44,617
UICI                                         942          30,841
First Acceptance Corp.*                    1,010           7,222


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
FPIC Insurance Group, Inc.*+                 220   $       5,687
                                                   -------------
TOTAL INSURANCE                                          634,682
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 1.6%
New Century Financial Corp.                1,889         113,756
MAF Bancorp, Inc.                          1,842          79,445
Brookline Bancorp, Inc.                    5,053          79,180
Flagstar Bancorp, Inc.                     3,649          77,651
Provident Financial Services,
Inc.                                       4,491          77,470
Corus Bankshares, Inc.                       904          38,989
Sterling Financial Corp./WA*                 854          30,095
Ocwen Financial Corp.*+                    2,854          26,114
Commercial Capital Bancorp, Inc.             842          19,105
Commercial Federal Corp.                     510          13,760
Franklin Bank Corp./Houston TX*              470           8,013
Clifton Savings Bancorp, Inc.                680           7,929
KNBT Bancorp, Inc.                            44             741
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                         572,248
                                                   -------------
  CAPITAL MARKETS 0.5%
Knight Trading Group, Inc.*                8,784          81,076
Piper Jaffray Cos., Inc.*                  1,766          69,916
LaBranche & Co., Inc.*                     1,397          11,805
Capital Southwest Corp.                      100           7,600
                                                   -------------
TOTAL CAPITAL MARKETS                                    170,397
                                                   -------------
  CONSUMER FINANCE 0.3%
World Acceptance Corp.*                    3,560          82,770
Education Lending Group, Inc.*+              627           9,267
                                                   -------------
TOTAL CONSUMER FINANCE                                    92,037
                                                   -------------
  DIVERSIFIED FINANCIALS 0.1%
eSpeed, Inc. - Class A*                    4,960          48,757
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                              48,757
                                                   -------------
TOTAL FINANCIALS                                       4,610,880
                                                   -------------
INFORMATION TECHNOLOGY 9.6%

  SOFTWARE 2.0%
Parametric Technology Corp.*              18,800          99,264
Internet Security Systems,
Inc.*+                                     5,039          85,663
Borland Software Corp.*                    9,515          79,450
Micros Systems, Inc.*                      1,573          78,760
MicroStrategy, Inc. - Class A*             1,738          71,414
Filenet Corp.*                             3,446          60,167
OPSWARE INC*+                              9,556          53,609
Quest Software, Inc.*                      4,370          48,594
Hyperion Solutions Corp.*+                 1,016          34,534
Ansys, Inc.*                                 573          28,495
Macrovision Corp.*+                          995          23,960
Altiris, Inc.*                               657          20,794
THQ, Inc.*                                   838          16,308
Sonic Solutions, Inc.*                       387           6,316
Lawson Software, Inc.*                       158             885
                                                   -------------
TOTAL SOFTWARE                                           708,213
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS
     1.8%
Trimble Navigation Ltd.*                   3,598         113,697
Paxar Corp.*                               4,284          97,161
Agilsys, Inc.                              4,997          86,398
Technitrol, Inc.*                          3,799          74,080
Cognex Corp.                               2,571          67,360
Taser International, Inc.*+                1,770          66,463
Coherent, Inc.*                            1,072          27,808
Littelfuse, Inc.*                            718          24,793
Global Imaging Systems, Inc.*                698          21,694
Veeco Instruments, Inc.*                     812          17,028
Lexar Media, Inc.*                         1,390          11,662
TTM Technologies, Inc.*                      806           7,165
Digital Theater Systems, Inc.*               370           6,753
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 622,062
                                                   -------------
  COMPUTERS & PERIPHERALS 1.2%
Brocade Communications Systems,
Inc.*                                     19,498         110,164
Hutchinson Technology, Inc.*+              3,227          86,258
Imation Corp.                              2,174          77,373
Electronics for Imaging*+                  3,342          54,274
PalmOne, Inc.*+                              999          30,409
Quantum Corp.*+                            8,773          20,266
Adaptec, Inc.*                             2,529          19,220
Emulex Corp.*                              1,635          18,835


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Pinnacle Systems, Inc.*                    1,472   $       6,138
Silicon Graphics, Inc.*+                   3,132           4,479
Overland Storage, Inc.*                      273           3,819
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            431,235
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      1.2%
Photronics, Inc.*+                         4,184          69,538
Power Integrations, Inc.*+                 3,200          65,376
DSP Group, Inc.*                           2,988          62,897
Kulicke & Soffa Industries,
Inc.*                                      7,535          42,573
Sigmatel, Inc.*                            1,771          37,563
Mindspeed Technologies, Inc.*+            17,946          35,892
RF Micro Devices, Inc.*                    3,596          22,799
Integrated Device Technology,
Inc.*+                                     2,309          22,005
OmniVision Technologies, Inc.*+            1,167          16,513
Credence Systems Corp.*                    2,115          15,228
Lattice Semiconductor Corp.*               2,478          12,167
Pixelworks, Inc.*                            994           9,950
Dupont Photomasks, Inc.*                     307           5,231
Tessera Technologies, Inc.*                  219           4,840
Atheros Communications, Inc.*                471           4,804
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                427,376
                                                   -------------
  IT CONSULTING & SERVICES 1.2%
SRA International, Inc. - Class
A*                                         1,480          76,309
iPayment Holdings, Inc.*                   1,816          72,931
Perot Systems Corp. - Class A*             2,468          39,636
MAXIMUS, Inc.*                             1,353          38,980
BISYS Group, Inc.*                         2,610          38,132
Euronet Worldwide, Inc.*                   1,740          32,573
eFunds Corp.*                              1,734          32,235
Sapient Corp.*                             4,137          31,565
Titan Corp.*                               1,499          20,941
Gartner, Inc. - Class A*                   1,250          14,612
Keane, Inc.*+                                942          14,469
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           412,383
                                                   -------------
  INTERNET SOFTWARE & SERVICES 1.2%
EarthLink, Inc.*+                          9,314          95,934
Digital River, Inc.*                       2,599          77,398
aQuantive, Inc.*                           7,689          74,199
ValueClick, Inc.*                          6,669          62,955
Ariba, Inc.*                               4,825          45,066
Equinix, Inc.*                               562          17,293
HomeStore, Inc.*                           6,494          15,001
Digital Insight Corp.*+                      635           8,655
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                       396,501
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.0%
F5 Networks, Inc.*+                        3,117          94,944
Ditech Communications Corp.*               3,300          73,887
Inter-Tel, Inc.                            3,111          67,260
Aspect Communications Corp.*               3,294          32,709
Packeteer, Inc.*                           2,200          23,782
Ixia*                                      2,429          23,610
Bel Fuse, Inc. - Class B                     677          22,395
Extreme Networks, Inc.*+                   2,328          10,360
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           348,947
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           3,346,717
                                                   -------------

CONSUMER DISCRETIONARY 8.8%

  SPECIALTY RETAIL 2.2%
Stage Stores, Inc.*                        2,346          80,280
Sonic Automotive, Inc.                     3,838          76,952
Jo-Ann Stores, Inc.*                       2,395          67,156
Children's Place Retail Stores,
Inc.*                                      2,752          65,800
Group 1 Automotive, Inc.*+                 2,287          62,389
United Auto Group, Inc.                    2,434          61,069
Lithia Motors, Inc. - Class A              2,738          58,210
Stein Mart, Inc.*                          3,811          58,004
Hollywood Entertainment Corp.*             5,379          53,091
Guitar Center, Inc.*+                      1,128          48,842
Christopher & Banks Corp.                  2,890          46,269
Tractor Supply Co.*                        1,416          44,519
Haverty Furniture Cos., Inc.               1,920          33,677
PEP Boys-Manny Moe & Jack+                   250           3,500
Burlington Coat Factory
Warehouse Corp.                               75           1,592
                                                   -------------
TOTAL SPECIALTY RETAIL                                   761,350
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.9%
Vail Resorts, Inc.*                        3,907          70,599


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Rare Hospitality International,            2,592   $      69,077
Inc.*
Ryan's Restaurant Group, Inc.*             4,614          68,472
Jack in the Box, Inc.*                     2,137          67,807
O'Charleys, Inc.*                          4,053          66,064
Boca Resorts, Inc. - Class A*              3,310          61,467
CEC Entertainment, Inc.*                   1,460          53,655
Bob Evans Farms, Inc.                      1,817          49,350
Lone Star Steakhouse & Saloon,
Inc.                                       1,645          42,490
Bluegreen Corp.*                           2,571          28,615
Scientific Games Corp. - Class
A*                                         1,239          23,665
Triarc Cos. - Class B                      1,296          14,865
Ameristar Casinos, Inc.                      391          11,828
Pinnacle Entertainment, Inc.*                796          10,985
Red Robin Gourmet Burgers, Inc.*             250          10,917
Multimedia Games, Inc.*                      483           7,487
Penn National Gaming, Inc.*                  110           4,444
Sunterra Corp.*                              410           3,907
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       665,694
                                                   -------------
  MEDIA 1.3%
RH Donnelley Corp.*+                       1,796          88,651
Reader's Digest Association,
Inc.                                       5,837          85,162
Mediacom Communications Corp.*             9,437          61,624
Salem Communications Corp. /DE
- Class A*                                 2,339          59,224
Valassis Communications, Inc.*             1,140          33,721
Sinclair Broadcast Group, Inc.
- Class A                                  4,098          29,915
Arbitron, Inc.*                              638          23,357
Spanish Broadcasting Systems*              1,906          18,755
Journal Communications, Inc. -
Class A                                      797          13,979
Entravision Communications
Corp. - Class A*                           1,801          13,706
Navarre Corp.*                               509           7,375
                                                   -------------
TOTAL MEDIA                                              435,469
                                                   -------------
  HOUSEHOLD DURABLES 1.1%
American Greetings Corp. -
Class A*+                                  3,706          93,095
Tupperware Corp.+                          4,392          74,576
Meritage Homes Corp.*                        826          64,924
Champion Enterprises, Inc.*                4,102          42,209
Blyth, Inc.                                1,000          30,900
Furniture Brands International,
Inc.+                                      1,163          29,168
Levitt Corp. - Class A                     1,240          29,090
Ethan Allen Interiors, Inc.+                 820          28,495
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 392,457
                                                   -------------
  TEXTILES & APPAREL 0.9%
Kellwood Co.                               2,560          93,312
Phillips-Van Heusen Corp.                  3,488          77,713
K-Swiss, Inc. - Class A+                   3,342          64,333
Quiksilver, Inc.*                          2,215          56,305
Carter's, Inc.*                              610          16,891
                                                   -------------
TOTAL TEXTILES & APPAREL                                 308,554
                                                   -------------
  AUTO COMPONENTS 0.5%
Cooper Tire & Rubber Co.                   3,570          72,007
Visteon Corp.+                             8,275          66,117
ArvinMeritor, Inc.                         1,304          24,450
Hayes Lemmerz International,
Inc.*                                        840           8,534
LKQ Corp.*                                   440           8,039
Tower Automotive, Inc.*                    1,399           2,924
                                                   -------------
TOTAL AUTO COMPONENTS                                    182,071
                                                   -------------
  INTERNET & CATALOG RETAIL 0.3%
Insight Enterprises, Inc.*                 4,424          74,500
1-800-FLOWERS.com, Inc.*                   2,376          19,721
J Jill Group, Inc.*                          412           8,178
Coldwater Creek, Inc.*+                      223           4,654
Priceline.com, Inc.*+                        110           2,439
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                          109,492
                                                   -------------
  AUTOMOBILES 0.3%
Winnebago Industries, Inc.                   970          33,601
Monaco Coach Corp.                         1,310          28,362
Thor Industries, Inc.                        990          26,205
Fleetwood Enterprises, Inc.*+                990          15,028
                                                   -------------
TOTAL AUTOMOBILES                                        103,196
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
K2, Inc.*                                  2,140          30,623


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Marinemax, Inc.*                             765   $      17,228
Escalade, Inc.                                60             833
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                        48,684
                                                   -------------
  DISTRIBUTORS 0.1%
Wesco International*                       1,791          43,432
                                                   -------------
TOTAL DISTRIBUTORS                                        43,432
                                                   -------------
  MULTILINE RETAIL 0.1%
ShopKo Stores, Inc.*                         785          13,667
99 Cents Only Stores*                        778          11,071
                                                   -------------
TOTAL MULTILINE RETAIL                                    24,738
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           3,075,137
                                                   -------------

INDUSTRIALS 8.8%

  MACHINERY 2.4%
Joy Global, Inc.                           2,963         101,868
Kennametal, Inc.                           2,090          94,363
Ceradyne, Inc.*                            1,790          78,599
ESCO Technologies, Inc.*                   1,097          74,333
Lincoln Electric Holdings, Inc.            2,366          74,198
Tecumseh Products Co. - Class A            1,769          74,068
IDEX Corp.                                 2,123          72,097
Clarcor, Inc.                              1,511          72,029
Stewart & Stevenson Services,
Inc.                                       3,914          69,160
Toro Co.                                     563          38,453
Middleby Corp.                               492          25,904
Wabash National Corp.*+                      797          21,894
Gardner Denver, Inc.*                        464          12,792
Flowserve Corp.*                             400           9,672
                                                   -------------
TOTAL MACHINERY                                          819,430
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 2.2%
Strayer Education, Inc.                      818          94,078
Waste Connections, Inc.*                   2,617          82,907
CoStar Group, Inc.*                        1,682          82,738
School Specialty, Inc.*+                   2,010          79,214
NCO Group, Inc.*                           2,630          70,878
Rollins, Inc.                              2,879          69,931
Bowne & Co., Inc.                          4,734          61,495
Tetra Tech, Inc.*+                         4,801          60,829
Greg Manning Auctions, Inc.*+              4,097          45,845
Central Parking Corp.                      3,311          43,771
Corrections Corp. of America*                740          26,166
G & K Services, Inc. - Class A               527          20,943
Consolidated Graphics, Inc.*                 465          19,483
Universal Technical Institute,
Inc.*                                        600          18,108
Intersections, Inc.*                         144           2,110
Brady Corp. - Class A                         22           1,073
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     779,569
                                                   -------------
  AEROSPACE & DEFENSE 1.0%
Aviall, Inc.*                              3,576          72,951
Esterline Technologies Corp.*              2,292          70,112
Triumph Group, Inc.*                       2,059          69,656
Orbital Sciences Corp.*                    5,310          60,640
Moog, Inc. - Class A*                      1,149          41,709
AAR Corp.*                                 1,020          12,699
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                327,767
                                                   -------------
  ROAD & RAIL 0.8%
Laidlaw International, Inc.*               6,713         110,429
Dollar Thrifty Automotive
Group, Inc.*                               2,560          62,285
Werner Enterprises, Inc.                   1,700          32,827
Swift Transportation Co., Inc.*+           1,760          29,603
Kansas City Southern*                      1,791          27,169
Arkansas Best Corp.                          550          20,141
SCS Transportation, Inc.*                    470           8,902
                                                   -------------
TOTAL ROAD & RAIL                                        291,356
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.6%
Dycom Industries, Inc.*                    2,794          79,322
Shaw Group, Inc.*+                         6,110          73,320
Washington Group International,
Inc.*                                      1,040          36,005
EMCOR Group, Inc.*                           573          21,556
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                         210,203
                                                   -------------
  ELECTRICAL EQUIPMENT 0.6%
Woodward Governor Co.                      1,041          70,257
Thomas & Betts Corp.+                      2,309          61,927
Regal-Beloit Corp.                         1,765          42,695
FuelCell Energy, Inc.*                       962           9,861


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
A.O. Smith Corp.                             375   $       9,131
American Superconductor Corp.*               630           7,825
Plug Power, Inc.*                          1,184           7,590
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                               209,286
                                                   -------------
  BUILDING PRODUCTS 0.4%
Griffon Corp.*+                            3,085          65,093
Jacuzzi Brands, Inc.*                      6,085          56,591
Lennox International, Inc.                 1,018          15,209
                                                   -------------
TOTAL BUILDING PRODUCTS                                  136,893
                                                   -------------
  AIRLINES 0.4%
SkyWest, Inc.                              4,258          64,083
AirTran Holdings, Inc.*                    4,264          42,469
Continental Airlines, Inc. -
Class B*                                   1,687          14,373
Frontier Airlines, Inc.*                   1,332          10,230
                                                   -------------
TOTAL AIRLINES                                           131,155
                                                   -------------
  MARINE 0.2%
Alexander & Baldwin, Inc.                  1,875          63,638
                                                   -------------
TOTAL MARINE                                              63,638
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.1%
Tredegar Corp.                             2,690          48,958
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                            48,958
                                                   -------------
  AIR FREIGHT & COURIERS 0.1%
Pacer International, Inc.*+                2,888          47,363
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                              47,363
                                                   -------------
TOTAL INDUSTRIALS                                      3,065,618
                                                   -------------

HEALTH CARE 8.6%

  HEALTH CARE PROVIDERS & SERVICES 2.5%
Cerner Corp.*+                             1,988          86,001
LifePoint Hospitals, Inc.*                 2,413          72,414
Magellan Health Services, Inc.*            1,760          64,346
Advisory Board Co.*                        1,851          62,194
NDCHealth Corp.                            3,334          53,511
AmSurg Corp.*                              2,525          53,479
AMERIGROUP Corp.*                            760          42,750
eResearch Technology, Inc.*                3,048          40,630
First Health Group Corp.*                  2,020          32,502
Res-Care, Inc.*                            2,575          30,514
American Healthways, Inc.*                 1,040          30,274
Apria Healthcare Group, Inc.*              1,110          30,247
Centene Corp.*                               636          27,081
Dendrite International, Inc.*              1,538          24,793
Molina Healthcare, Inc.*                     610          21,655
Beverly Enterprises, Inc.*+                2,750          20,817
RehabCare Group, Inc.*                       890          20,497
LabOne, Inc.*                                645          18,853
Parexel International Corp.*                 908          17,797
Select Medical Corp.                       1,310          17,593
Stewart Enterprises, Inc. -
Class A*                                   2,382          16,555
Province Healthcare Co.*                     740          15,481
Genesis HealthCare Corp.*                    498          15,144
United Surgical Partners
International, Inc.*                         420          14,427
Odyssey HealthCare, Inc.*                    743          13,188
LCA-Vision, Inc.                             290           7,479
Hanger Orthopedic Group, Inc.*             1,225           6,137
Proxymed, Inc.*                              300           2,991
VistaCare, Inc. - Class A*+                  190           2,909
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   862,259
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
Intuitive Surgical, Inc.*                  3,894          96,376
Ventana Medical Systems, Inc.*             1,680          84,739
Visx, Inc.*+                               3,311          68,207
Align Technology, Inc.*                    4,424          67,599
Kyphon, Inc.*                              2,545          63,065
Biosite, Inc.*+                            1,217          59,584
Advanced Neuromodulation
Systems, Inc.*                             1,925          58,424
DJ Orthopedics, Inc.*                      3,258          57,504
Laserscope*                                2,555          51,790
Varian, Inc.*                              1,365          51,693
Hologic, Inc.*                             2,520          48,560
CTI Molecluar Imaging, Inc.*               4,921          39,712
Steris Corp.*+                             1,444          31,681
SonoSite, Inc.*                              932          24,279
Invacare Corp.                               352          16,192
Datascope Corp.                              237           8,840


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Closure Medical Corp.*                       490   $       6,978
Possis Medical, Inc.*                        334           5,230
Conmed Corp.*                                 60           1,578
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   842,031
                                                   -------------
  BIOTECHNOLOGY 2.1%
United Therapeutics Corp.*                 2,783          97,210
Incyte Corp.*+                             9,513          91,610
Human Genome Sciences, Inc.*               8,062          87,956
NPS Pharmaceuticals, Inc.*+                3,725          81,131
Vertex Pharmaceuticals, Inc.*+             7,155          75,128
Lexicon Genetics, Inc./TX*                 9,111          60,042
InterMune, Inc.*                           4,591          54,128
Digene Corp.*                              1,947          50,544
deCODE genetics, Inc.*                     4,789          36,061
Ligand Pharmaceuticals, Inc. -
Class B*                                   2,244          22,485
Cepheid, Inc.*                             2,465          21,248
Exelixis, Inc.*                            2,540          20,472
Pharmion Corp.*                              229          11,838
Onyx Pharmaceuticals, Inc.*+                 275          11,828
Encysive Pharmaceuticals, Inc.*            1,082           9,771
Cubist Pharmaceuticals, Inc.*                853           8,428
                                                   -------------
TOTAL BIOTECHNOLOGY                                      739,880
                                                   -------------
  PHARMACEUTICALS 1.6%
Connetics Corp.*+                          3,571          96,489
Perrigo Co.                                4,577          94,057
Par Pharmaceutical Cos., Inc.*+            2,441          87,705
Kos Pharmaceuticals, Inc.*                 2,023          72,039
Impax Laboratories, Inc.*                  4,226          64,911
First Horizon Pharmaceutical*              2,595          51,926
Inspire Pharmaceuticals, Inc.*             2,159          33,961
KV Pharmaceutical Co.*                       699          12,512
Alpharma, Inc. - Class A                     646          11,815
Guilford Pharmaceuticals, Inc.*+             915           4,575
Barrier Therapeutics, Inc.*                  140           1,703
                                                   -------------
TOTAL PHARMACEUTICALS                                    531,693
                                                   -------------
TOTAL HEALTH CARE                                      2,975,863
                                                   -------------

MATERIALS 4.3%

  CHEMICALS 1.9%
OM Group, Inc.*+                           2,823         103,209
Millennium Chemicals, Inc.*                4,741         100,557
Georgia Gulf Corp.                         2,226          99,257
Airgas, Inc.                               3,721          89,564
Minerals Technologies, Inc.                1,404          82,639
PolyOne Corp.*                             9,496          71,410
Ferro Corp.                                1,951          42,551
Headwaters, Inc.*                            817          25,213
Cambrex Corp.                                830          18,219
Symyx Technologies, Inc.*                    562          13,235
Terra Industries, Inc.*                      818           7,084
                                                   -------------
TOTAL CHEMICALS                                          652,938
                                                   -------------
  METALS & MINING 1.4%
Carpenter Technology Corp.                 2,175         103,835
Hecla Mining Co.*                         13,398          99,681
Stillwater Mining Co.*                     4,513          69,952
Century Aluminum Co.*                      1,959          54,323
Titanium Metals Corp.*                     1,740          40,820
Allegheny Technologies, Inc.               2,232          40,734
Coeur d'Alene Mines Corp.*+                5,899          27,961
Oregon Steel Mills, Inc.*                  1,379          22,933
AK Steel Holding Corp.*                    1,768          14,427
Metal Management, Inc.*                      510           9,272
Metals USA, Inc.*                            430           7,628
                                                   -------------
TOTAL METALS & MINING                                    491,566
                                                   -------------
  CONTAINERS & PACKAGING 0.5%
AptarGroup, Inc.                           2,116          93,041
Chesapeake Corp.                           1,646          39,537
Longview Fibre Co.                         1,145          17,461
Anchor Glass Container Corp.               1,525          12,520
                                                   -------------
TOTAL CONTAINERS & PACKAGING                             162,559
                                                   -------------
  PAPER & FOREST PRODUCTS 0.3%
Potlatch Corp.+                            1,987          93,011
Wausau-Mosinee Paper Corp.                   990          16,484
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                            109,495
                                                   -------------
  CONSTRUCTION MATERIALS 0.2%
Eagle Materials, Inc.                        710          50,623


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Texas Industries, Inc.                       441   $      22,685
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                              73,308
                                                   -------------
TOTAL MATERIALS                                        1,489,866
                                                   -------------

ENERGY 4.1%

  OIL & GAS 2.3%
Tesoro Petroleum Corp.*+                   3,366          99,398
Cabot Oil & Gas Corp.+                     2,018          90,608
Meridian Resource Corp.*                   9,534          84,185
Swift Energy Co.*                          3,409          81,680
Magnum Hunter Resources, Inc.*             6,891          79,522
Giant Industries, Inc.*                    2,692          65,416
Holly Corp.                                2,474          63,087
Plains Exploration & Production
Co.*+                                      2,537          60,533
Callon Petroleum Co.*                      4,227          53,598
Encore Acquisition Co.*                    1,270          43,815
Southwestern Energy Co.*                     705          29,603
Stone Energy Corp.*                          506          22,143
Overseas Shipholding Group, Inc.             444          22,040
Atlas America, Inc.*                         310           6,749
Syntroleum Corp.*                            462           3,243
                                                   -------------
TOTAL OIL & GAS                                          805,620
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 1.8%
Unit Corp.*+                               3,222         113,028
Cal Dive International, Inc.*              2,558          91,116
CARBO Ceramics, Inc.                       1,134          81,807
Offshore Logistics, Inc.*                  2,375          81,747
Universal Compression Holdings,
Inc.*                                      2,244          76,453
Key Energy Services, Inc.*                 6,829          75,460
Helmerich & Payne, Inc.                    1,120          32,133
Todco - Class A*+                          1,304          22,624
Hanover Compressor Co.*                    1,682          22,623
Veritas DGC, Inc.*+                          573          13,053
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        610,044
                                                   -------------
TOTAL ENERGY                                           1,415,664
                                                   -------------
UTILITIES 1.9%

  GAS UTILITIES 0.7%
Southern Union Co.*                        4,546          93,190
Atmos Energy Corp.                         1,610          40,556
Piedmont Natural Gas Co.+                    830          36,470
Nicor, Inc.                                  849          31,158
WGL Holdings, Inc.                         1,070          30,238
Peoples Energy Corp.                         717          29,885
                                                   -------------
TOTAL GAS UTILITIES                                      261,497
                                                   -------------
  MULTI-UTILITIES 0.7%
CMS Energy Corp.*+                         9,188          87,470
Energen Corp.                              1,094          56,396
Avista Corp.                               1,790          32,399
Calpine Corp.*+                           10,619          30,795
Aquila, Inc.*+                             6,486          20,236
                                                   -------------
TOTAL MULTI-UTILITIES                                    227,296
                                                   -------------
  ELECTRIC UTILITIES 0.5%
El Paso Electric Co.*                      4,697          75,481
Idacorp, Inc.                              1,120          32,547
Duquesne Light Holdings, Inc.+             1,650          29,634
CH Energy Group, Inc.                        280          12,824
Empire District Electric Co.                 541          11,118
                                                   -------------
TOTAL ELECTRIC UTILITIES                                 161,604
                                                   -------------
TOTAL UTILITIES                                          650,397
                                                   -------------

CONSUMER STAPLES 1.7%

  FOOD & DRUG RETAILING 0.6%
Longs Drug Stores Corp.                    3,114          75,359
Ruddick Corp.                              3,293          64,674
Wild Oats Markets, Inc.*                   3,695          31,925
Central European Distribution
Corp.*                                     1,060          23,680
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              195,638
                                                   -------------
  FOOD PRODUCTS 0.5%
Corn Products International,
Inc.                                       2,019          93,076
Ralcorp Holdings, Inc.*                    2,168          78,265
Sanderson Farms, Inc.                        412          13,781
Cal-Maine Foods, Inc.+                       323           3,543


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Lance, Inc.                                  110   $       1,777
                                                   -------------
TOTAL FOOD PRODUCTS                                      190,442
                                                   -------------
  PERSONAL PRODUCTS 0.2%
USANA Health Sciences, Inc.*               1,312          45,658
Nu Skin Enterprises, Inc.                  1,767          41,542
                                                   -------------
TOTAL PERSONAL PRODUCTS                                   87,200
                                                   -------------
  TOBACCO 0.2%
Vector Group Ltd.                          3,836          57,656
                                                   -------------
TOTAL TOBACCO                                             57,656
                                                   -------------
  BEVERAGES 0.1%
Robert Mondavi - Class A*                    963          37,721
                                                   -------------
TOTAL BEVERAGES                                           37,721
                                                   -------------
  HOUSEHOLD PRODUCTS 0.1%
Rayovac Corp.*                             1,397          36,811
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                  36,811
                                                   -------------
TOTAL CONSUMER STAPLES                                   605,468
                                                   -------------

TELECOMMUNICATION SERVICES 0.4%

  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.3%
Golden Telecom, Inc.                       2,466          70,355
PTEK Holdings, Inc.*                       2,480          21,254
Time Warner Telecom, Inc. -
Class A*                                   2,290          10,992
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 102,601
                                                   -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.1%
Alamosa Holdings, Inc.*+                   3,776          28,849
Arch Wireless, Inc. - Class A*               420          12,066
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                 40,915
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         143,516
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $20,502,766)                                  21,379,126
                                                   -------------
                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS 32.8%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                $ 12,494,949       2,494,949
UBS Financial Services, Inc. at
  1.71% due 10/01/04                   2,966,796       2,966,796
Morgan Stanley, Inc. at
  1.71% due 10/01/04                   2,966,796       2,966,796
Smith Barney at 1.65% due 10/01/04     2,966,796       2,966,796
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $11,395,337)                                  11,395,337
                                                   -------------
SECURITIES LENDING COLLATERAL 5.0%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                        1,735,267       1,735,267
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,735,267)                                    1,735,267
                                                   -------------
TOTAL INVESTMENTS 99.2%
  (Cost $33,633,370)                               $  34,509,730
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.8%                               $     281,594
                                                   =============
NET ASSETS - 100.0%                                $  34,791,324

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 Russell 2000
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $18,882,600)                     330   $     253,914
                                                   =============


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                      UNREALIZED
                                           UNITS     GAIN (LOSS)
-----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
November 2004 Russell 2000
Index Swap, Maturing 11/22/04**
  (Notional Market Value
  $8,674,312)                             15,140   $      (1,224)
October 2004 Russell 2000
Index Swap, Maturing 10/20/04**
  (Notional Market Value
  $3,284,687)                              5,733         165,867
                                                   -------------
(TOTAL NOTIONAL MARKET VALUE $11,958,999)          $     164,643
                                                   =============

*     Non-Income Producing Securities.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at September 30, 2004.


--------------------------------------------------------------------------------


INVERSE SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 67.2%

Federal Farm Credit Bank*
  1.68% due 10/14/04              $    4,000,000   $   3,997,574
Federal Home Loan Bank*
  1.73% due 10/27/04                   4,000,000       3,995,002
Freddie Mac*
  1.72% due 10/26/04                   4,000,000       3,995,222
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $11,987,798)                                  11,987,798
                                                   -------------

REPURCHASE AGREEMENTS  26.4%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04              $    1,033,554       1,033,554
UBS Financial Services, Inc. at
  1.71% due 10/01/04                   1,229,020       1,229,020
Morgan Stanley, Inc. at
  1.71% due 10/01/04                   1,229,020       1,229,020
Smith Barney at 1.65% due 10/01/04     1,229,020       1,229,020
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,720,614)                                    4,720,614
                                                   -------------
TOTAL INVESTMENTS 93.6%
  (Cost $16,708,412)                               $  16,708,412
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 6.4%                               $   1,143,135
                                                   =============
NET ASSETS - 100.0%                                $  17,851,547

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 Russell 2000
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $ 572,200)                        10   $      (6,050)
                                                   =============

                                           UNITS
                                          ------
EQUITY INDEX SWAP AGREEMENT
November 2004 Russell 2000
Index Swap, Maturing 11/22/04**
  (Notional Market Value
  $17,259,771)                            30,125   $    (562,008)
                                                   =============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------


U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 33.3%
Farmer Mac*
  1.83% due 12/15/04              $    5,000,000   $   4,980,938
Federal Farm Credit Bank*
  1.67% due 10/18/04                   5,000,000       4,996,057
Federal Home Loan Bank*
  1.72% due 10/13/04                   5,000,000       4,997,133
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $14,974,128)                                  14,974,128
                                                   -------------
U.S. TREASURY OBLIGATIONS 37.5%

U.S. Treasury Bond
  5.38% due 02/15/31                  15,717,000      16,831,924
                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $15,472,836)                                  16,831,924
                                                   -------------
REPURCHASE AGREEMENTS 71.4%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04              $    7,021,738       7,021,738
UBS Financial Services, Inc. at
  1.71% due 10/01/04                   8,349,698       8,349,698
Morgan Stanley, Inc. at
  1.71% due 10/01/04                   8,349,698       8,349,698
Smith Barney at 1.65% due 10/01/04     8,349,698       8,349,698
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $32,070,832)                                  32,070,832
                                                   -------------
TOTAL INVESTMENTS 142.2%
  (Cost $62,517,796)                               $  63,876,884
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (42.2)%                                 $ (18,964,355)
                                                   =============
NET ASSETS - 100.0%                                $  44,912,529

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 U.S. Treasury
Bond Futures Contracts
  (Aggregate Market Value of
  Contracts $48,240,625)                     430   $     254,864
                                                   =============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

JUNO FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  24.6%
Farmer Mac*
  1.54% due 10/28/04              $    5,000,000   $   4,994,225
Federal Farm Credit Bank*
  1.58% due 10/06/04                   5,000,000       4,998,903
  1.67% due 10/18/04                   3,000,000       2,997,634
Federal Home Loan Bank*
  1.72% due 10/13/04                   3,000,000       2,998,280
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $15,989,042)                                  15,989,042
                                                   -------------

                                       CONTRACTS
                                  --------------
OPTIONS PURCHASED  0.0%
Call Options on:
  December 2004 U.S Treasury
  Bond Futures Contracts
    Expiring December 2004 with
    strike price of 1280                     625           9,766
                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $12,735)                                           9,766
                                                   -------------
                                            FACE
                                          AMOUNT
                                    ------------
REPURCHASE AGREEMENTS  136.4%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                $  9,688,590       9,688,590
  1.30% due 10/01/04                  44,485,000      44,485,000
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  11,520,910      11,520,910
Morgan Stanley, Inc. at
  1.71% due 10/01/04                  11,520,910      11,520,910
Smith Barney at 1.65% due 10/01/04    11,520,910      11,520,910
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $88,736,320)                                  88,736,320
                                                   -------------
TOTAL INVESTMENTS 161.0%
  (Cost $104,738,097)                              $ 104,735,128
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (61.0)%                                 $ (39,702,310)
                                                   =============
NET ASSETS - 100.0%                                $  65,032,818
----------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS       GAIN/LOSS
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 U.S. Treasury
Bond Futures Contracts
  (Aggregate Market Value of
  Contracts $21,091,250)                     188   $    (311,815)
                                                   =============

                                            FACE
                                          AMOUNT
                                        ---------
U.S. TREASURY OBLIGATIONS SOLD SHORT

U.S. Treasury Bond
(Market Value $48,641,981)            45,420,000   $      685,959
                                                   ==============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------


LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 15.4%
Farmer Mac*
  1.83% due 12/15/04              $    3,000,000   $   2,988,562
Federal Farm Credit Bank*
  1.67% due 10/18/04                     500,000         499,606
Federal Home Loan Bank*
  1.72% due 10/13/04                   3,500,000       3,497,993
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $6,986,161)                                    6,986,161
                                                   -------------
REPURCHASE AGREEMENTS  61.9%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                $  6,126,452       6,126,452
UBS Financial Services, Inc. at
  1.71% due 10/01/04                   7,285,093       7,285,093
Morgan Stanley, Inc. at
  1.71% due 10/01/04                   7,285,093       7,285,093
Smith Barney at 1.65% due 10/01/04     7,285,093       7,285,093
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $27,981,731)                                  27,981,731
                                                   -------------
TOTAL INVESTMENTS 77.3%
  (Cost $34,967,892)                               $  34,967,892
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 22.7%                              $  10,267,613
                                                   =============
NET ASSETS - 100.0%                                $  45,235,505

----------------------------------------------------------------
                                                      UNREALIZED
                                           UNITS            GAIN
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
October 2004 Dow Jones Europe
STOXX 50 Index Swap, Maturing
10/19/04**
  (Notional Market Value
  $56,478,959)                            16,321   $     531,922
                                                   =============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones Europe STOXX 50 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------


LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 34.8%
Federal Farm Credit Bank*
  1.58% due 10/06/04              $    1,000,000   $     999,781
Federal Home Loan Bank*
  1.73% due 10/27/04                     500,000         499,375
Freddie Mac*
  1.72% due 10/26/04                     500,000         499,403
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,998,559)                                    1,998,559
                                                   -------------
REPURCHASE AGREEMENTS 61.1%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                   $ 769,378         769,378
UBS Financial Services, Inc. at
  1.71% due 10/01/04                     914,882         914,882
Morgan Stanley, Inc. at
  1.71% due 10/01/04                     914,882         914,882
Smith Barney at 1.65% due 10/01/04       914,882         914,882
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,514,024)                                    3,514,024
                                                   -------------
TOTAL INVESTMENTS 95.9%
  (Cost $5,512,583)                                $   5,512,583
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.1%                               $     237,391
                                                   =============
NET ASSETS - 100.0%                                $   5,749,974

----------------------------------------------------------------
                                                      UNREALIZED
                                       CONTRACTS     GAIN/(LOSS)
----------------------------------------------------------------
FUTURES CONTRACT PURCHASED
December 2004 Yen Currency
Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $570,438)                          5   $      (4,059)
December 2004 Nikkei 225 Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $325,500)                          6          (5,272)
                                                   -------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$895,938)                                          $      (9,331)
                                                   =============

                                           UNITS
                                          -------
EQUITY INDEX SWAP AGREEMENT
October 2004 Topix 100 Index
Swap, Maturing 10/25/04**
  (Notional Market Value
  $6,857,604)                            955,784   $      13,693
                                                   =============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Topix 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------


LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 72.8%

INDUSTRIALS 20.0%

  AEROSPACE & DEFENSE 9.6%
United Technologies Corp.                  1,830   $     170,885
Boeing Co.+                                1,830          94,465
Honeywell International, Inc.              1,830          65,624
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                330,974
                                                   -------------
  INDUSTRIAL CONGLOMERATES 6.1%
3M Co.                                     1,830         146,345
General Electric Co.                       1,830          61,451
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                           207,796
                                                   -------------
  MACHINERY 4.3%
Caterpillar, Inc.                          1,830         147,224
                                                   -------------
TOTAL MACHINERY                                          147,224
                                                   -------------
TOTAL INDUSTRIALS                                        685,994
                                                   -------------

FINANCIALS 10.8%

  DIVERSIFIED FINANCIALS 4.5%
Citigroup, Inc.                            1,830          80,739
J.P. Morgan Chase & Co.                    1,830          72,706
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                             153,445
                                                   -------------
  INSURANCE 3.6%
American International Group,
Inc.                                       1,830         124,422
                                                   -------------
TOTAL INSURANCE                                          124,422
                                                   -------------
  CONSUMER FINANCE 2.7%
American Express Co.                       1,830          94,172
                                                   -------------
TOTAL CONSUMER FINANCE                                    94,172
                                                   -------------
TOTAL FINANCIALS                                         372,039
                                                   -------------
CONSUMER STAPLES 10.3%

  HOUSEHOLD PRODUCTS 2.9%
Procter & Gamble Co.                       1,830          99,040
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                  99,040
                                                   -------------
  FOOD & DRUG RETAILING 2.8%
Wal-Mart Stores, Inc.                      1,830          97,356
                                                   -------------
TOTAL FOOD & DRUG RETAILING                               97,356
                                                   -------------
  TOBACCO 2.5%
Altria Group, Inc.                         1,830          86,083
                                                   -------------
TOTAL TOBACCO                                             86,083
                                                   -------------
  BEVERAGES 2.1%
Coca-Cola Co.                              1,830          73,291
                                                   -------------
TOTAL BEVERAGES                                           73,291
                                                   -------------
TOTAL CONSUMER STAPLES                                   355,770
                                                   -------------

INFORMATION TECHNOLOGY 8.1%

  COMPUTERS & PERIPHERALS 5.5%
International Business Machines
Corp.                                      1,830         156,904
Hewlett-Packard Co.                        1,830          34,313
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            191,217
                                                   -------------
  SOFTWARE 1.5%
Microsoft Corp.                            1,830          50,599
                                                   -------------
TOTAL SOFTWARE                                            50,599
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      1.1%
Intel Corp.                                1,830          36,710
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                 36,710
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                             278,526
                                                   -------------


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
CONSUMER DISCRETIONARY 7.0%

  AUTOMOBILES 2.2%
General Motors Corp.                       1,830   $      77,738
                                                   -------------
TOTAL AUTOMOBILES                                         77,738
                                                   -------------
  SPECIALTY RETAIL 2.1%
Home Depot, Inc.                           1,830          71,736
                                                   -------------
TOTAL SPECIALTY RETAIL                                    71,736
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.5%
McDonald's Corp.                           1,830          51,295
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                        51,295
                                                   -------------
  MEDIA 1.2%
Walt Disney Co.                            1,830          41,267
                                                   -------------
TOTAL MEDIA                                               41,267
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                             242,036
                                                   -------------

HEALTH CARE 6.4%

  PHARMACEUTICALS 6.4%
Johnson & Johnson, Inc.                    1,830         103,084
Merck & Co., Inc.                          1,830          60,390
Pfizer, Inc.                               1,830          55,998
                                                   -------------
TOTAL PHARMACEUTICALS                                    219,472
                                                   -------------
TOTAL HEALTH CARE                                        219,472
                                                   -------------

MATERIALS 4.1%

  CHEMICALS 2.3%
EI Du Pont de Nemours & Co.                1,830          78,324
                                                   -------------
TOTAL CHEMICALS                                           78,324
                                                   -------------
  METALS & MINING 1.8%
Alcoa, Inc.                                1,830          61,469
                                                   -------------
TOTAL METALS & MINING                                     61,469
                                                   -------------
TOTAL MATERIALS                                          139,793
                                                   -------------

TELECOMMUNICATION SERVICES 3.5%

  DIVERSIFIED TELECOMMUNICATION SERVICES
      3.5%
Verizon Communications, Inc.               1,830          72,065
SBC Communications, Inc.                   1,830          47,489
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 119,554
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         119,554
                                                   -------------

ENERGY 2.6%

  OIL & GAS 2.6%
Exxon Mobil Corp.                          1,830          88,444
                                                   -------------
TOTAL OIL & GAS                                           88,444
                                                   -------------
TOTAL ENERGY                                              88,444
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $2,440,015)                                    2,501,628
                                                   -------------

                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS 23.5%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04               $     177,113         177,113
UBS Financial Services, Inc. at
  1.71% due 10/01/04                     210,611         210,611
Morgan Stanley, Inc. at
  1.71% due 10/01/04                     210,611         210,611
Smith Barney at 1.65% due 10/01/04       210,611         210,611
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $808,946)                                        808,946
                                                   -------------


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------
                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL 1.4%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                           48,495   $      48,495
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $48,495)                                          48,495
                                                   -------------
TOTAL INVESTMENTS 97.7%
  (Cost $3,297,456)                                $   3,359,069
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.3%                               $      79,132
                                                   =============
NET ASSETS - 100.0%                                $   3,438,201


--------------------------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
December 2004 Dow Jones
Industrial Average Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $955,890)                         19   $      (5,235)
                                                   =============



                                           UNITS
                                          -------
EQUITY INDEX SWAP AGREEMENT
October 2004 Dow Jones
Industrial Average Index Swap,
Maturing 10/18/04*
  (Notional Market Value
  $3,362,948)                                334   $      (4,514)
                                                   =============

+     All or a portion of this security is on loan at September 30, 2004

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.


--------------------------------------------------------------------------------
INVERSE DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004





                                           FACE          MARKET
                                         AMOUNT           VALUE
-----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  46.0%

Federal Farm Credit Bank*
  1.68% due 10/14/04            $        600,000   $      599,636
Federal Home Loan Bank*
  1.73% due 10/27/04                     600,000          599,251
Freddie Mac*
  1.72% due 10/26/04                     600,000          599,283
                                                   --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,798,170)                                     1,798,170
                                                   --------------

REPURCHASE AGREEMENTS  21.7%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04                   $ 186,096          186,096
UBS Financial Services, Inc. at
  1.71% due 10/01/04                     221,289          221,289
Morgan Stanley, Inc. at
  1.71% due 10/01/04                     221,289          221,289
Smith Barney at 1.65% due 10/01/04       221,289          221,289
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $849,963)                                         849,963
                                                   --------------
TOTAL INVESTMENTS 67.7%
  (Cost $2,648,133)                                $    2,648,133
                                                   ==============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 32.3%                              $    1,263,024
                                                   ==============
NET ASSETS - 100.0%                                $    3,911,157
-----------------------------------------------------------------

                                                       UNREALIZED
                                       CONTRACTS             GAIN
-----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
December 2004 Dow Jones
Industrial Average Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $2,062,710)                       41   $       44,293
                                                   =============

                                           UNITS
                                          -------
EQUITY INDEX SWAP AGREEMENT
October 2004 Dow Jones
Industrial Average Index Swap,
Maturing 10/18/04**
  (Notional Market Value
  $5,745,244)                                570   $       74,575
                                                   ==============

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
** Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.


--------------------------------------------------------------------------------


SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.1%

INDUSTRIALS 20.8%

  COMMERCIAL SERVICES & SUPPLIES 5.1%
Waste Connections, Inc.*                   6,521   $     206,585
United Stationers, Inc.*                   4,513         195,864
ABM Industries, Inc.                       6,594         132,869
School Specialty, Inc.*                    3,077         121,265
NCO Group, Inc.*                           4,331         116,720
G & K Services, Inc. - Class A             2,836         112,703
Ionics, Inc.*+                             3,074          82,998
Consolidated Graphics, Inc.*               1,844          77,264
Viad Corp.                                 3,008          71,380
Central Parking Corp.                      4,972          65,730
Spherion Corp.*                            8,276          64,718
Bowne & Co., Inc.                          4,795          62,287
Volt Information Sciences, Inc.*           2,064          59,381
CDI Corp.                                  2,676          54,858
Mobile Mini, Inc.*                         1,979          49,079
PRG-Schultz International, Inc.*           8,407          48,256
SOURCECORP, Inc.*                          2,148          47,557
Standard Register Co.                      3,885          40,793
Angelica Corp.                             1,218          30,304
Insurance Auto Auctions, Inc.*             1,582          27,131
On Assignment, Inc.*                       3,430          15,229
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                   1,682,971
                                                   -------------
  MACHINERY 4.7%
Timken Co.                                12,235         301,226
Mueller Industries, Inc.                   4,751         204,055
Reliance Steel & Aluminum Co.              4,424         175,633
Albany International Corp. -
Class A                                    4,505         134,294
Watts Industries, Inc. - Class A           4,387         117,791
JLG Industries, Inc.                       5,930          99,624
Barnes Group, Inc.                         3,140          86,256
Thomas Industries, Inc.                    2,368          74,355
Gardner Denver, Inc.*                      2,688          74,108
Stewart & Stevenson Services,
Inc.                                       3,907          69,037
Valmont Industries, Inc.                   3,246          67,744
Astec Industries, Inc.*                    2,699          51,605
Robbins & Myers, Inc.                      1,971          43,362
Wolverine Tube, Inc.*                      2,010          23,216
Lydall, Inc.*                              2,191          20,376
                                                   -------------
TOTAL MACHINERY                                        1,542,682
                                                   -------------
  AEROSPACE & DEFENSE 2.8%
Curtiss-Wright Corp.                       2,905         166,253
DRS Technologies, Inc.*                    3,697         138,415
Moog, Inc. - Class A*                      3,491         126,723
Esterline Technologies Corp.*              2,881          88,130
Cubic Corp.                                3,630          83,127
Gencorp, Inc.                              6,094          82,574
EDO Corp.                                  2,709          75,175
Triumph Group, Inc.*                       2,154          72,870
AAR Corp.*+                                4,381          54,543
Kaman Corp. - Class A                      3,087          36,859
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                924,669
                                                   -------------
  ROAD & RAIL 2.1%
Yellow Roadway Corp.*+                     6,534         306,379
USF Corp.                                  3,777         135,556
Kansas City Southern*                      8,515         129,173
Arkansas Best Corp.                        3,384         123,922
                                                   -------------
TOTAL ROAD & RAIL                                        695,030
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 1.5%
Hughes Supply, Inc.                        8,348         251,024
Watsco, Inc.                               3,624         108,829
Applied Industrial
Technologies, Inc.                         2,661          95,104
Lawson Products, Inc.                      1,278          52,360
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                   507,317
                                                   -------------
  CONSTRUCTION & ENGINEERING 1.2%
URS Corp.*                                 5,836         155,704
Shaw Group, Inc.*+                         8,664         103,968
EMCOR Group, Inc.*                         2,060          77,497
Insituform Technologies, Inc. -
Class A*                                   3,631          67,791
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                         404,960
                                                   -------------
  ELECTRICAL EQUIPMENT 1.2%
Woodward Governor Co.                      1,536         103,664
A.O. Smith Corp.                           3,997          97,327
Regal-Beloit Corp.                         3,327          80,480


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
C&D Technologies, Inc.                     3,435   $      65,334
MagneTek, Inc.*                            3,874          28,939
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                               375,744
                                                   -------------
  BUILDING PRODUCTS 0.8%
Lennox International, Inc.                 7,991         119,386
Universal Forest Products, Inc.            2,427          83,003
Apogee Enterprises, Inc.+                  3,719          48,087
                                                   -------------
TOTAL BUILDING PRODUCTS                                  250,476
                                                   -------------
  AIRLINES 0.6%
SkyWest, Inc.                              7,925         119,272
Frontier Airlines, Inc.*                   4,837          37,148
FLYi, Inc.*+                               6,166          24,109
Mesa Air Group, Inc.*                      4,290          21,879
                                                   -------------
TOTAL AIRLINES                                           202,408
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.4%
Tredegar Corp.                             5,216          94,931
Standex International Corp.                1,654          40,523
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                           135,454
                                                   -------------
  MARINE 0.4%
Kirby Corp.*                               3,334         133,860
                                                   -------------
TOTAL MARINE                                             133,860
                                                   -------------
TOTAL INDUSTRIALS                                      6,855,571
                                                   -------------
FINANCIALS 20.6%

  BANKS 6.1%
South Financial Group, Inc.                9,600         270,720
Whitney Holding Corp.                      5,553         233,226
United Bankshares, Inc.                    5,890         204,089
Chittenden Corp.                           6,273         170,939
Susquehanna Bancshares, Inc.               6,313         155,300
Provident Bankshares Corp.                 4,486         150,505
Umpqua Holding Corp.                       5,951         134,255
Republic Bancorp, Inc./MI                  8,700         133,980
Community Bank System, Inc.                4,152         104,340
Irwin Financial Corp.                      3,848          99,355
First Republic Bank+                       2,150          98,900
Boston Private Financial
Holdings, Inc.                             3,720          92,851
Riggs National Corp.+                      3,977          88,289
Sterling Bancshares, Inc./TX               6,100          82,045
                                                   -------------
TOTAL BANKS                                            2,018,794
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 4.7%
Downey Financial Corp.                     3,796         208,628
MAF Bancorp, Inc.                          4,430         191,066
Flagstar Bancorp, Inc.                     8,318         177,007
BankAtlantic Bancorp, Inc. -
Class A                                    8,132         148,978
Commercial Federal Corp.                   5,393         145,503
Brookline Bancorp, Inc.                    8,041         126,003
Waypoint Financial Corp.                   4,541         125,195
BankUnited Financial Corp. -
Class A*                                   4,074         118,757
FirstFed Financial Corp.*                  2,234         109,198
Sterling Financial Corp./WA*               3,080         108,539
Anchor BanCorp Wisconsin, Inc.             3,136          81,223
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                       1,540,097
                                                   -------------
  REAL ESTATE 4.2%
Shurgard Storage Centers, Inc.
- Class A                                  6,251         242,539
Capital Automotive REIT                    5,194         162,416
Colonial Properties Trust                  3,697         148,693
Kilroy Realty Corp.                        3,858         146,720
Lexington Corporate  Properties
Trust                                      6,566         142,548
Gables Residential Trust                   3,975         135,746
Commercial Net Lease Realty                7,051         128,469
Entertainment Properties Trust+            3,333         125,988
Glenborough Realty Trust, Inc.             4,340          90,142
Sovran Self Storage, Inc.                  2,055          80,515
                                                   -------------
TOTAL REAL ESTATE                                      1,403,776
                                                   -------------
  INSURANCE 4.1%
UICI                                       6,302         206,327
Delphi Financial Group, Inc. -
Class A                                    4,286         172,169
Philadelphia Consolidated
Holding Co.*                               3,017         166,297
Selective Insurance Group, Inc.            3,773         140,356
ProAssurance Corp.*                        3,965         138,854
RLI Corp.                                  3,429         128,759
LandAmerica Financial Group,
Inc.                                       2,471         112,430


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Zenith National Insurance Corp.            2,624   $     111,021
Stewart Information Services
Corp.                                      2,459          96,885
Presidential Life Corp.                    3,989          68,531
SCPIE Holdings Inc.                        1,345          12,065
                                                   -------------
TOTAL INSURANCE                                        1,353,694
                                                   -------------
  CAPITAL MARKETS 0.7%
Piper Jaffray Cos., Inc.*                  2,702         106,972
Investment Technology Group,
Inc.*                                      5,690          87,057
SWS Group, Inc.                            2,335          37,547
                                                   -------------
TOTAL CAPITAL MARKETS                                    231,576
                                                   -------------
  CONSUMER FINANCE 0.5%
Cash America International, Inc.           3,847          94,097
World Acceptance Corp.*                    2,504          58,218
                                                   -------------
TOTAL CONSUMER FINANCE                                   152,315
                                                   -------------
  DIVERSIFIED FINANCIALS 0.3%
Financial Federal Corp.*                   2,341          87,741
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                              87,741
                                                   -------------
TOTAL FINANCIALS                                       6,787,993
                                                   -------------
CONSUMER DISCRETIONARY 14.4%

  SPECIALTY RETAIL 4.5%
Zale Corp.*                                7,060         198,386
Men's Wearhouse, Inc.*+                    4,910         142,636
Linens 'N Things, Inc.*                    6,136         142,171
Burlington Coat Factory
Warehouse Corp.                            6,063         128,717
PEP Boys-Manny Moe & Jack+                 8,180         114,520
Jo-Ann Stores, Inc.*                       3,061          85,830
Group 1 Automotive, Inc.*+                 3,108          84,786
Too, Inc.*                                 4,680          84,568
Movie Gallery, Inc.                        4,395          77,044
Dress Barn, Inc.*                          4,029          70,306
TBC Corp.*                                 3,020          67,467
Cato Corp. - Class A                       2,799          62,278
Gymboree Corp.*                            4,160          59,904
Haverty Furniture Cos., Inc.               3,070          53,848
Building Material Holding Corp.            1,832          50,417
Goody's Family Clothing, Inc.              4,477          37,696
Hancock Fabrics, Inc./DE                   2,563          30,705
                                                   -------------
TOTAL SPECIALTY RETAIL                                 1,491,279
                                                   -------------
  HOUSEHOLD DURABLES 3.5%
M.D.C. Holdings, Inc.                      4,430         323,833
Standard-Pacific Corp.                     4,567         257,442
Meritage Homes Corp.*                      1,759         138,257
La-Z-Boy, Inc.                             7,071         107,338
Russ Berrie & Co., Inc.                    2,834          57,105
Interface, Inc. - Class A*                 7,036          56,429
Skyline Corp.                              1,140          45,657
National Presto Industries, Inc.             924          38,641
Libbey, Inc.                               1,870          34,969
Bassett Furniture Industries,
Inc.                                       1,583          29,887
Department 56, Inc.*                       1,819          29,650
Fedders Corp.                              4,140          16,932
Enesco Group, Inc.*                        1,935          13,255
Applica, Inc.*                             3,274          13,227
                                                   -------------
TOTAL HOUSEHOLD DURABLES                               1,162,622
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 2.8%
Jack in the Box, Inc.*                     5,001         158,682
Aztar Corp.*                               4,700         124,550
IHOP Corp.+                                2,745         104,887
Landry's Restaurants, Inc.                 3,749         102,310
Ryan's Restaurant Group, Inc.*             5,665          84,069
Marcus Corp.                               4,054          78,931
Lone Star Steakhouse & Saloon,
Inc.                                       2,987          77,154
Prime Hospitality Corp.*                   6,066          73,823
Pinnacle Entertainment, Inc.*              4,839          66,778
O'Charleys, Inc.*                          2,897          47,221
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       918,405
                                                   -------------
  TEXTILES & APPAREL 1.4%
Kellwood Co.                               3,736         136,177
Phillips-Van Heusen Corp.                  4,186          93,264
Russell Corp.                              4,432          74,635
Brown Shoe Co., Inc.                       2,471          61,923
Stride Rite Corp.                          5,125          52,531
Haggar Corp.                                 979          16,780


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Ashworth, Inc.*                            1,828   $      14,990
                                                   -------------
TOTAL TEXTILES & APPAREL                                 450,300
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.9%
Nautilus Group, Inc.                       4,444         100,390
K2, Inc.*                                  6,336          90,668
JAKKS Pacific, Inc.*                       3,548          81,604
Action Performance Cos., Inc.              2,498          25,305
Meade Instruments Corp.*                   2,712           8,434
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                       306,401
                                                   -------------
  MEDIA 0.4%
Information Holdings, Inc.*                2,838          77,279
4Kids Entertainment, Inc.*                 1,840          37,168
                                                   -------------
TOTAL MEDIA                                              114,447
                                                   -------------
  INTERNET & CATALOG RETAIL 0.3%
Insight Enterprises, Inc.*                 6,587         110,925
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                          110,925
                                                   -------------
  MULTILINE RETAIL 0.2%
ShopKo Stores, Inc.*                       3,986          69,396
                                                   -------------
TOTAL MULTILINE RETAIL                                    69,396
                                                   -------------
  AUTO COMPONENTS 0.2%
Standard Motor Products, Inc.              2,689          40,631
Tower Automotive, Inc.*+                   7,899          16,509
                                                   -------------
TOTAL AUTO COMPONENTS                                     57,140
                                                   -------------
  AUTOMOBILES 0.1%
Coachmen Industries, Inc.                  2,129          33,596
                                                   -------------
TOTAL AUTOMOBILES                                         33,596
                                                   -------------
  DISTRIBUTORS 0.1%
Advanced Marketing Services,
Inc.                                       2,588          27,925
                                                   -------------
TOTAL DISTRIBUTORS                                        27,925
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           4,742,436
                                                   -------------
INFORMATION TECHNOLOGY 12.0%

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.9%
Anixter International, Inc.*+              5,034         176,643
Benchmark Electronics, Inc.*               5,588         166,522
Paxar Corp.*                               5,392         122,291
Technitrol, Inc.*                          5,491         107,074
Coherent, Inc.*                            4,117         106,795
Aeroflex, Inc.*                           10,080         106,546
Checkpoint Systems, Inc.*                  5,103          79,454
Agilsys, Inc.                              4,376          75,661
Electro Scientific Industries,
Inc.*                                      3,836          66,555
CTS Corp.                                  4,908          61,841
Methode Electronics, Inc. -
Class A                                    4,825          61,712
Park Electrochemical Corp.                 2,700          57,240
Radisys Corp.*                             2,572          35,879
Bell Microproducts, Inc.*                  3,803          29,511
Planar Systems, Inc.*                      1,988          22,285
Gerber Scientific, Inc.*                   3,020          19,902
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS               1,295,911
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.3%
Skyworks Solutions, Inc.*+                21,138         200,811
Exar Corp.*+                               5,578          78,984
Photronics, Inc.*+                         4,429          73,610
Actel Corp.*                               3,530          53,656
Ultratech, Inc.*                           3,230          50,614
Standard Microsystems Corp.*               2,500          43,775
Cohu, Inc.                                 2,925          43,232
Dupont Photomasks, Inc.*                   2,502          42,634
Rudolph Technologies, Inc.*+               2,280          38,167
ESS Technologies, Inc.*+                   5,370          36,785
Pericom Semiconductor Corp.*               3,592          34,699
Supertex, Inc.*                            1,753          34,061
Alliance Semiconductor Corp.*              4,796          16,594
Three-Five Systems, Inc.*                  2,956           8,099
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                755,721
                                                   -------------
  IT CONSULTING & SERVICES 1.8%
CACI International, Inc. -
Class A*+                                  3,960         209,009
eFunds Corp.*                              6,545         121,671
MAXIMUS, Inc.*                             2,950          84,989


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Mantech International Corp. -
Class A*                                   4,400   $      82,368
Ciber, Inc.*                               8,194          61,619
Pegasus Solutions, Inc.*                   3,018          35,975
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           595,631
                                                   -------------
  SOFTWARE 1.5%
Internet Security Systems,
Inc.*+                                     6,420         109,140
THQ, Inc.*+                                5,317         103,469
Verity, Inc.*                              5,006          64,477
JDA Software Group, Inc.*                  3,953          42,772
EPIQ Systems, Inc.*                        2,430          37,859
SPSS, Inc.*                                2,390          31,859
NYFIX, Inc.*                               4,390          26,691
Roxio, Inc.*                               4,707          24,194
Captaris, Inc.*                            4,286          18,258
Phoenix Technologies, Ltd.*                3,335          16,642
QRS Corp.*                                 2,170          15,016
Radiant Systems, Inc.*                     3,590          14,432
                                                   -------------
TOTAL SOFTWARE                                           504,809
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.5%
Belden CDT, Inc.                           6,367         138,801
Black Box Corp.                            2,389          88,274
Symmetricom, Inc.*                         6,099          57,696
Audiovox Corp. - Class A*                  3,133          52,760
C-COR, Inc.*                               5,840          49,348
Digi International, Inc.*                  2,943          33,638
PC-Tel, Inc.*                              2,833          23,401
Network Equipment Technologies,
Inc.*                                      3,299          21,806
Brooktrout, Inc.*                          1,770          16,036
Tollgrade Communications, Inc.*            1,786          15,699
SCM Microsystems, Inc.*                    2,095           5,740
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           503,199
                                                   -------------
  COMPUTERS & PERIPHERALS 0.8%
Adaptec, Inc.*                            14,945         113,582
Hutchinson Technology, Inc.*+              3,543          94,705
Pinnacle Systems, Inc.*                    9,347          38,977
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            247,264
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.2%
Digital Insight Corp.*+                    4,814          65,615
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                        65,615
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           3,968,150
                                                   -------------
MATERIALS 8.1%

  METALS & MINING 3.3%
Steel Dynamics, Inc.+                      6,742         260,376
Commercial Metals Co.                      3,972         157,768
Carpenter Technology Corp.                 3,233         154,343
Cleveland-Cliffs, Inc.*+                   1,450         117,262
Quanex Corp.                               2,238         114,765
Ryerson Tull, Inc.                         3,384          58,103
RTI International Metals, Inc.*            2,878          55,747
Brush Engineered Materials,
Inc.*                                      2,578          53,390
Steel Technologies, Inc.                   1,733          44,394
Imco Recycling, Inc.*                      2,117          24,134
A.M. Castle & Co.*                         2,143          21,752
Commonwealth Industries, Inc.*             2,207          20,613
                                                   -------------
TOTAL METALS & MINING                                  1,082,647
                                                   -------------
  CHEMICALS 2.2%
OM Group, Inc.*+                           3,853         140,866
H.B. Fuller Co.                            3,884         106,422
PolyOne Corp.*                            12,450          93,624
Arch Chemicals, Inc.                       3,185          90,932
A. Schulman , Inc.                         4,120          90,805
Cambrex Corp.                              3,550          77,922
Wellman, Inc.                              4,352          36,905
Quaker Chemical Corp.                      1,310          31,636
Material Sciences Corp.*                   1,947          26,265
Penford Corp.                              1,194          20,787
                                                   -------------
TOTAL CHEMICALS                                          716,164
                                                   -------------
  CONTAINERS & PACKAGING 1.4%
AptarGroup, Inc.                           4,945         217,432
Rock-Tenn Co. - Class A                    4,841          76,197
Caraustar Industries, Inc.*                3,869          64,883
Chesapeake Corp.                           2,646          63,557


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Myers Industries, Inc.                     4,533   $      49,637
                                                   -------------
TOTAL CONTAINERS & PACKAGING                             471,706
                                                   -------------
  PAPER & FOREST PRODUCTS 0.8%
Wausau-Mosinee Paper Corp.                 7,020         116,883
Schweitzer-Mauduit
International, Inc.                        2,026          65,642
Buckeye Technologies, Inc.*                5,027          56,051
Pope & Talbot, Inc.                        2,151          37,858
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                            276,434
                                                   -------------
  CONSTRUCTION MATERIALS 0.4%
Texas Industries, Inc.+                    2,902         149,279
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                             149,279
                                                   -------------
TOTAL MATERIALS                                        2,696,230
                                                   -------------
UTILITIES 7.9%

  GAS UTILITIES 4.4%
UGI Corp.                                  6,922         257,914
Piedmont Natural Gas Co.                   5,211         228,971
Southern Union Co.*+                      11,130         228,171
Atmos Energy Corp.                         8,502         214,165
New Jersey Resources Corp.                 3,760         155,664
Northwest Natural Gas Co.                  3,715         117,877
Southwest Gas Corp.                        4,798         114,912
Laclede Group, Inc.                        2,846          83,189
Cascade Natural Gas Corp.                  1,526          32,397
NUI Corp.                                  2,167          28,908
                                                   -------------
TOTAL GAS UTILITIES                                    1,462,168
                                                   -------------
  ELECTRIC UTILITIES 2.2%
Allete, Inc.+                              4,018         130,585
Unisource Energy Corp.                     4,652         113,276
Cleco Corp.                                6,398         110,302
El Paso Electric Co.*                      6,463         103,861
CH Energy Group, Inc.                      2,143          98,149
UIL Holding Corp.                          1,971          96,954
Central Vermont Public Service
Corp.                                      1,649          33,161
Green Mountain Power Corp.                   743          19,355
                                                   -------------
TOTAL ELECTRIC UTILITIES                                 705,643
                                                   -------------
  MULTI-UTILITIES 1.1%
Energen Corp.                              4,943         254,812
Avista Corp.                               6,576         119,025
                                                   -------------
TOTAL MULTI-UTILITIES                                    373,837
                                                   -------------
  WATER UTILITIES 0.2%
American States Water Co.                  2,266          56,423
                                                   -------------
TOTAL WATER UTILITIES                                     56,423
                                                   -------------
TOTAL UTILITIES                                        2,598,071
                                                   -------------
HEALTH CARE 5.6%

  HEALTH CARE PROVIDERS & SERVICES 3.0%
Amerigroup Corp.*                          3,380         190,125
Province Healthcare Co.*                   6,753         141,273
Owens & Minor, Inc.                        5,340         135,636
Sunrise Senior Living, Inc.*+              2,797          98,231
Chemed Corp.                               1,688          94,089
Parexel International Corp.*               3,543          69,443
Cross Country Healthcare, Inc.*            4,352          67,456
Gentiva Health Services, Inc.*             3,329          54,496
RehabCare Group, Inc.*                     2,209          50,873
Hooper Holmes, Inc.                        8,840          39,603
OCA, Inc.*+                                6,806          32,260
Cryolife, Inc.*+                           3,166          22,985
Curative Health Services, Inc.*            1,754          12,050
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                 1,008,520
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
Invacare Corp.                             4,238         194,948
Conmed Corp.*                              4,054         106,620
Sola International, Inc.*                  4,376          83,363
Analogic Corp.+                            1,855          77,335
Datascope Corp.                            2,006          74,824
Viasys Healthcare, Inc.*                   4,194          70,166
Vital Signs, Inc.                          1,725          55,165
Theragenics Corp*                          4,069          14,852
Osteotech, Inc.*                           2,335           9,200
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   686,473
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  PHARMACEUTICALS 0.4%
Alpharma, Inc. - Class A                   7,126   $     130,334
                                                   -------------
TOTAL PHARMACEUTICALS                                    130,334
                                                   -------------
  BIOTECHNOLOGY 0.1%
Savient Pharmaceuticals, Inc.*             8,183          18,821
ArQule, Inc.*                              3,918          18,101
                                                   -------------
TOTAL BIOTECHNOLOGY                                       36,922
                                                   -------------
TOTAL HEALTH CARE                                      1,862,249
                                                   -------------
ENERGY 4.6%

  ENERGY EQUIPMENT & SERVICES 2.5%
Lone Star Technologies, Inc.*+             3,937         148,819
Oceaneering International, Inc.*           3,425         126,177
SEACOR Holdings, Inc.*                     2,492         116,501
Offshore Logistics, Inc.*                  3,106         106,908
Veritas DGC, Inc.*+                        4,541         103,444
Atwood Oceanics, Inc.*                     1,881          89,423
W-H Energy Services, Inc.*                 3,735          77,501
Dril-Quip, Inc.*                           2,348          52,360
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        821,133
                                                   -------------
  OIL & GAS 2.1%
Cimarex Energy Co.*                        5,624         196,503
Spinnaker Exploration Co.*+                4,605         161,359
Stone Energy Corp.*                        3,620         158,411
Remington Oil & Gas Corp.*                 3,738          98,123
Swift Energy Co.*                          3,798          91,000
                                                   -------------
TOTAL OIL & GAS                                          705,396
                                                   -------------
TOTAL ENERGY                                           1,526,529
                                                   -------------

CONSUMER STAPLES 3.8%

  FOOD PRODUCTS 2.2%
Corn Products International,
Inc.                                       5,012         231,053
Flowers Foods, Inc.                        5,959         154,040
Ralcorp Holdings, Inc.*                    3,972         143,389
Hain Celestial Group, Inc.*                4,951          87,534
American Italian Pasta Co. -
Class A+                                   2,449          64,042
J&J Snack Foods Corp.*                     1,225          52,528
                                                   -------------
TOTAL FOOD PRODUCTS                                      732,586
                                                   -------------
  FOOD & DRUG RETAILING 1.5%
Performance Food Group Co.*                6,304         149,405
Casey's General Stores, Inc.               6,802         126,449
Longs Drug Stores Corp.                    5,065         122,573
Nash Finch Co.                             1,672          52,585
Great Atlantic & Pacific Tea
Co.*                                       5,242          31,976
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              482,988
                                                   -------------
  TOBACCO 0.1%
DIMON, Inc.                                6,141          36,170
                                                   -------------
TOTAL TOBACCO                                             36,170
                                                   -------------
TOTAL CONSUMER STAPLES                                 1,251,744
                                                   -------------
TELECOMMUNICATION SERVICES 0.3%

  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.2%
General Communication, Inc. -
Class A*                                   7,789          70,490
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                  70,490
                                                   -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.1%
Boston Communications
Group, Inc.*                               2,379          20,864
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                 20,864
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                          91,354
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $30,228,957)                                  32,380,327
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
REPURCHASE AGREEMENTS  1.1%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  352,382   $     352,382
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $352,382)                                        352,382
                                                   -------------
SECURITIES LENDING COLLATERAL  6.1%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                        1,999,107       1,999,107
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,999,107)                                    1,999,107
                                                   -------------
TOTAL INVESTMENTS 105.3%
  (Cost $32,580,446)                               $  34,731,816
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (5.3)%                                  $  (1,734,541)
                                                   =============
NET ASSETS - 100.0%                                $  32,997,275

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.

REIT - Real Estate Investment Trust.

--------------------------------------------------------------------------------



MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 98.1%

FINANCIALS 24.4%

  INSURANCE 7.6%
Fidelity National Financial,
Inc.                                       2,521   $      96,050
Old Republic International Corp.           2,642          66,129
Everest Re Group Ltd.                        815          60,579
W.R. Berkley Corp.                         1,217          51,309
Unitrin, Inc.                                997          41,445
First American Corp.                       1,289          39,740
Protective Life Corp.                      1,006          39,546
American Financial Group,
Inc./OH                                    1,070          31,982
Stancorp Financial Group, Inc.               410          29,192
HCC Insurance Holdings, Inc.                 936          28,220
AmerUs Group Co.                             567          23,247
Allmerica Financial Corp.*                   772          20,751
Ohio Casualty Corp.*                         890          18,628
Horace Mann Educators Corp.                  625          10,988
                                                   -------------
TOTAL INSURANCE                                          557,806
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 5.2%
New York Community Bancorp, Inc.           3,846          78,997
Radian Group, Inc.                         1,351          62,457
PMI Group, Inc.                            1,395          56,609
Independence Community Bank
Corp.                                      1,219          47,602
Astoria Financial Corp.                    1,109          39,359
Webster Financial Corp.                      771          38,080
IndyMac Bancorp, Inc.                        887          32,109
Washington Federal, Inc.                   1,142          28,721
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                         383,934
                                                   -------------
  BANKS 4.7%
Banknorth Group, Inc.                      2,511          87,885
Hibernia Corp. - Class A                   2,259          59,660
Mercantile Bankshares Corp.                1,146          54,962
Associated Banc-Corp.                      1,596          51,184
Colonial BancGroup, Inc.                   1,937          39,612
FirstMerit Corp.+                          1,235          32,487
Greater Bay Bancorp+                         747          21,476
                                                   -------------
TOTAL BANKS                                              347,266
                                                   -------------
  REAL ESTATE 3.9%
Developers Diversified Realty
Corp.                                      1,484          58,099
Liberty Property Trust                     1,233          49,123
AMB Property Corp.                         1,196          44,276
Hospitality Properties Trust                 978          41,555
Mack-Cali Realty Corp.                       883          39,117
New Plan Excel Realty Trust                1,482          37,050
Highwoods Properties, Inc.                   776          19,097
                                                   -------------
TOTAL REAL ESTATE                                        288,317
                                                   -------------
  CAPITAL MARKETS 1.4%
A.G. Edwards, Inc.                         1,154          39,951
Jefferies Group, Inc.                        821          28,300
Raymond James Financial, Inc.+             1,071          25,833
LaBranche & Co., Inc.*                       867           7,326
                                                   -------------
TOTAL CAPITAL MARKETS                                    101,410
                                                   -------------
  DIVERSIFIED FINANCIALS 1.0%
Leucadia National Corp.                    1,029          58,293
GATX Corp.                                   719          19,168
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                              77,461
                                                   -------------
  CONSUMER FINANCE 0.6%
AmeriCredit Corp.*                         2,289          47,794
                                                   -------------
TOTAL CONSUMER FINANCE                                    47,794
                                                   -------------
TOTAL FINANCIALS                                       1,803,988
                                                   -------------

CONSUMER DISCRETIONARY 14.8%

  HOUSEHOLD DURABLES 6.2%
D.R. Horton, Inc.                          3,386         112,110
Lennar Corp. - Class A                     2,266         107,862
Mohawk Industries, Inc.*                     965          76,611
Toll Brothers, Inc.*                       1,087          50,361
Hovnanian Enterprises, Inc. -
Class A*                                     888          35,609
Ryland Group, Inc.+                          340          31,504
American Greetings Corp. -
Class A*+                                    986          24,768


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Furniture Brands International,              796   $      19,964
Inc.+
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 458,789
                                                   -------------
  SPECIALTY RETAIL 2.4%
Foot Locker, Inc.                          2,258          53,514
Barnes & Noble, Inc.*                      1,013          37,481
Borders Group, Inc.                        1,105          27,404
AnnTaylor Stores Corp.*                    1,037          24,266
Pier 1 Imports, Inc.                       1,271          22,980
Payless Shoesource, Inc.*                    985           9,978
                                                   -------------
TOTAL SPECIALTY RETAIL                                   175,623
                                                   -------------
  AUTO COMPONENTS 2.0%
Lear Corp.                                   993          54,069
BorgWarner, Inc.                             813          35,195
ArvinMeritor, Inc.                         1,006          18,862
Modine Manufacturing Co.                     496          14,935
Bandag, Inc.                                 281          12,308
Superior Industries
International, Inc.                          391          11,710
                                                   -------------
TOTAL AUTO COMPONENTS                                    147,079
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.6%
Caesars Entertainment, Inc.*               4,504          75,217
CBRL Group, Inc.                             705          25,437
Bob Evans Farms, Inc.                        513          13,933
Six Flags, Inc.*                           1,353           7,360
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       121,947
                                                   -------------
  MEDIA 1.5%
Belo Corp. - Class A                       1,674          37,732
Entercom Communications Corp.*               728          23,777
Media General, Inc.                          347          19,415
Scholastic Corp.*                            578          17,854
Emmis Communications Corp. -
Class A*                                     815          14,719
                                                   -------------
TOTAL MEDIA                                              113,497
                                                   -------------
  MULTILINE RETAIL 0.9%
Neiman-Marcus Group, Inc. -
Class A                                      719          41,342
Saks, Inc.*                                2,056          24,775
                                                   -------------
TOTAL MULTILINE RETAIL                                    66,117
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
Callaway Golf Co.                          1,095          11,574
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                        11,574
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           1,094,626
                                                   -------------

UTILITIES 11.7%

  ELECTRIC UTILITIES 6.4%
Wisconsin Energy Corp.                     1,712          54,613
Pepco Holdings, Inc.                       2,692          53,571
Alliant Energy Corp.                       1,645          40,928
NSTAR                                        771          37,856
Northeast Utilities                        1,863          36,123
Puget Energy, Inc.                         1,445          32,801
OGE Energy Corp.                           1,268          31,992
Great Plains Energy, Inc.                  1,077          31,394
Hawaiian Electric Industries,
Inc.                                       1,168          30,999
Westar Energy, Inc.                        1,250          25,250
WPS Resources Corp.                          538          24,205
Duquesne Light Holdings, Inc.+             1,113          19,989
PNM Resources, Inc.                          882          19,854
Idacorp, Inc.                                557          16,186
Black Hills Corp.                            469          13,029
                                                   -------------
TOTAL ELECTRIC UTILITIES                                 468,790
                                                   -------------
  MULTI-UTILITIES 4.6%
SCANA Corp.+                               1,623          60,603
Questar Corp.                              1,216          55,717
Energy East Corp.                          2,127          53,558
MDU Resources Group, Inc.                  1,710          45,024
Oneok, Inc.                                1,496          38,926
National Fuel Gas Co.                      1,202          34,053
Vectren Corp.                              1,100          27,698
Sierra Pacific Resources Corp.*+           1,704          15,251
Aquila, Inc.*+                             3,426          10,689
                                                   -------------
TOTAL MULTI-UTILITIES                                    341,519
                                                   -------------
  GAS UTILITIES 0.7%
AGL Resources, Inc.                          948          29,170


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
WGL Holdings, Inc.                           704   $      19,895
                                                   -------------
TOTAL GAS UTILITIES                                       49,065
                                                   -------------
TOTAL UTILITIES                                          859,374
                                                   -------------

INDUSTRIALS 11.3%

  MACHINERY 3.2%
Pentair, Inc.                              1,453          50,724
SPX Corp.                                  1,101          38,975
AGCO Corp.*                                1,309          29,610
Harsco Corp.                                 601          26,985
Kennametal, Inc.                             533          24,065
Trinity Industries, Inc.+                    681          21,227
Flowserve Corp.*                             801          19,368
Federal Signal Corp.                         700          13,006
Tecumseh Products Co. - Class A              264          11,054
                                                   -------------
TOTAL MACHINERY                                          235,014
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 2.9%
Republic Services, Inc.                    2,201          65,502
Manpower, Inc.                             1,307          58,148
Laureate Education, Inc.*                    665          24,751
Adesa, Inc.*                               1,378          22,640
United Rentals, Inc.*                      1,131          17,972
Banta Corp.                                  357          14,191
Kelly Services, Inc.                         511          13,649
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     216,853
                                                   -------------
  AEROSPACE & DEFENSE 2.3%
L-3 Communications Holdings,
Inc.                                       1,551         103,917
Precision Castparts Corp.                    947          56,867
Sequa Corp. - Class A*                       156           8,145
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                168,929
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.6%
Dycom Industries, Inc.*                      703          19,958
Granite Construction, Inc.                   606          14,484
Quanta Services, Inc.*                     1,703          10,303
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                          44,745
                                                   -------------
  ROAD & RAIL 0.6%
Werner Enterprises, Inc.                   1,149          22,187
Swift Transportation Co., Inc.*            1,160          19,511
                                                   -------------
TOTAL ROAD & RAIL                                         41,698
                                                   -------------
  AIR FREIGHT & COURIERS 0.4%
CNF, Inc.                                    739          30,292
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                              30,292
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.3%
Teleflex, Inc.                               583          24,777
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                            24,777
                                                   -------------
  ELECTRICAL EQUIPMENT 0.3%
Thomas & Betts Corp.                         858          23,012
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                23,012
                                                   -------------
  MARINE 0.3%
Alexander & Baldwin, Inc.                    623          21,145
                                                   -------------
TOTAL MARINE                                              21,145
                                                   -------------
  BUILDING PRODUCTS 0.3%
York International Corp.                     603          19,049
                                                   -------------
TOTAL BUILDING PRODUCTS                                   19,049
                                                   -------------
  AIRLINES 0.1%
Alaska Air Group, Inc.*                      393           9,738
                                                   -------------
TOTAL AIRLINES                                             9,738
                                                   -------------
TOTAL INDUSTRIALS                                        835,252
                                                   -------------

INFORMATION TECHNOLOGY 9.5%

  COMMUNICATIONS EQUIPMENT 2.4%
Harris Corp.                                 963          52,907
Polycom, Inc.*                             1,440          28,541
Utstarcom, Inc.*+                          1,655          26,662
3Com Corp.*                                5,723          24,151
Advanced Fibre Communications,
Inc.*                                      1,281          20,368
CommScope, Inc.*                             781          16,869


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Powerwave Technologies, Inc.*              1,517   $       9,345
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           178,843
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
Arrow Electronics, Inc.*                   1,678          37,889
Tech Data Corp.*                             842          32,459
Vishay Intertechnology, Inc.*              2,414          31,141
Avnet, Inc.*                               1,751          29,977
KEMET Corp.*                               1,259          10,186
Newport Corp.*                               624           7,157
Plexus Corp.*                                628           6,933
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 155,742
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      1.6%
Intersil Corp. - Class A                   2,178          34,696
Fairchild Semiconductor
International, Inc.*                       1,730          24,514
RF Micro Devices, Inc.*                    2,709          17,175
Integrated Device Technology,
Inc.*                                      1,541          14,686
Credence Systems Corp.*+                   1,380           9,936
Lattice Semiconductor Corp.*               1,650           8,101
Triquint Semiconductor, Inc.*              1,991           7,765
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                116,873
                                                   -------------
  SOFTWARE 1.2%
Cadence Design Systems, Inc.*              3,911          50,999
Sybase, Inc.*                              1,385          19,099
Ascential Software Corp.*                    853          11,490
Advent Software, Inc.*                       485           8,163
                                                   -------------
TOTAL SOFTWARE                                            89,751
                                                   -------------
  IT CONSULTING & SERVICES 1.2%
CheckFree Corp.*                           1,264          34,975
BISYS Group, Inc.*                         1,750          25,567
Keane, Inc.*+                                897          13,778
MPS Group, Inc.*                           1,533          12,893
                                                   -------------
TOTAL IT CONSULTING & SERVICES                            87,213
                                                   -------------
  COMPUTERS & PERIPHERALS 1.0%
Storage Technology Corp.*                  1,613          40,744
Imation Corp.                                515          18,329
McData Corp. - Class A*                    1,720           8,652
Quantum Corp.*                             2,640           6,098
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                             73,823
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                             702,245
                                                   -------------

ENERGY 9.1%

  ENERGY EQUIPMENT & SERVICES 5.4%
Weatherford International Ltd.*            1,941          99,030
ENSCO International, Inc.                  2,194          71,678
Cooper Cameron Corp.*                        796          43,653
National-Oilwell, Inc.*                    1,243          40,845
Pride International, Inc.*                 1,978          39,144
Varco International, Inc.*                 1,416          37,977
Tidewater, Inc.                              883          28,742
Helmerich & Payne, Inc.                      729          20,915
Hanover Compressor Co.*                    1,128          15,171
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        397,155
                                                   -------------
  OIL & GAS 3.7%
Pioneer Natural Resources Co.              2,094          72,201
Newfield Exploration Co.*                    907          55,545
Noble Energy, Inc.                           852          49,620
Pogo Producing Co.                           931          44,176
Overseas Shipholding Group, Inc.             567          28,146
Forest Oil Corp.*                            855          25,753
                                                   -------------
TOTAL OIL & GAS                                          275,441
                                                   -------------
TOTAL ENERGY                                             672,596
                                                   -------------

MATERIALS 6.5%

  CHEMICALS 3.5%
Cabot Corp.                                  897          34,597
Lubrizol Corp.+                              943          32,628
RPM International, Inc.                    1,684          29,723
Cytec Industries, Inc.                       573          28,048
Airgas, Inc.                               1,086          26,140
FMC Corp.*                                   532          25,839
Albemarle Corp.                              605          21,229
Minerals Technologies, Inc.                  301          17,717
Crompton Corp.                             1,662          15,772
Sensient Technologies Corp.                  679          14,694


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Ferro Corp.                                  608   $      13,261
                                                   -------------
TOTAL CHEMICALS                                          259,648
                                                   -------------
  METALS & MINING 1.1%
Peabody Energy Corp.                         931          55,395
Arch Coal, Inc.                              794          28,179
                                                   -------------
TOTAL METALS & MINING                                     83,574
                                                   -------------
  PAPER & FOREST PRODUCTS 0.8%
Bowater, Inc.+                               812          31,011
Potlatch Corp.                               425          19,894
Glatfelter                                   634           7,855
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                             58,760
                                                   -------------
  CONTAINERS & PACKAGING 0.7%
Sonoco Products Co.                        1,423          37,624
Longview Fibre Co.                           744          11,346
                                                   -------------
TOTAL CONTAINERS & PACKAGING                              48,970
                                                   -------------
  CONSTRUCTION MATERIALS 0.4%
Martin Marietta Materials, Inc.              701          31,734
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                              31,734
                                                   -------------
TOTAL MATERIALS                                          482,686
                                                   -------------

CONSUMER STAPLES 5.5%

  FOOD PRODUCTS 3.4%
Tyson Foods, Inc. - Class A                5,126          82,118
Dean Foods Co.*                            2,295          68,896
Smithfield Foods, Inc.*                    1,602          40,050
J.M. Smucker Co.                             846          37,571
Lancaster Colony Corp.                       516          21,757
                                                   -------------
TOTAL FOOD PRODUCTS                                      250,392
                                                   -------------
  BEVERAGES 1.3%
Constellation Brands, Inc. -
Class A*                                   1,558          59,298
PepsiAmericas, Inc.                        2,011          38,410
                                                   -------------
TOTAL BEVERAGES                                           97,708
                                                   -------------
  FOOD & DRUG RETAILING 0.6%
BJ's Wholesale Club, Inc.*+                1,010          27,614
Ruddick Corp.                                677          13,296
                                                   -------------
TOTAL FOOD & DRUG RETAILING                               40,910
                                                   -------------
  TOBACCO 0.2%
Universal Corp./Richmond VA                  372          16,606
                                                   -------------
TOTAL TOBACCO                                             16,606
                                                   -------------
TOTAL CONSUMER STAPLES                                   405,616
                                                   -------------

HEALTH CARE 4.3%

  HEALTH CARE PROVIDERS & SERVICES 2.6%
Pacificare Health Systems, Inc.*           1,246          45,728
Health Net, Inc.*                          1,582          39,107
Triad Hospitals, Inc.*                     1,112          38,297
Universal Health Services, Inc.
- Class B                                    843          36,671
Community Health Systems, Inc.*            1,265          33,750
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   193,553
                                                   -------------
  BIOTECHNOLOGY 1.4%
Millennium Pharmaceuticals,
Inc.*                                      4,432          60,763
Invitrogen Corp.*                            768          42,232
                                                   -------------
TOTAL BIOTECHNOLOGY                                      102,995
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
Steris Corp.*                              1,002          21,984
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                    21,984
                                                   -------------
TOTAL HEALTH CARE                                        318,532
                                                   -------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.0%

  WIRELESS TELECOMMUNICATION SERVICES
      1.0%
Telephone & Data Systems, Inc.               826   $      69,524
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                 69,524
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                          69,524
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $6,657,506)                                    7,244,439
                                                   -------------
                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS 1.0%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $   73,874          73,874
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $73,874)                                          73,874
                                                   -------------
SECURITIES LENDING COLLATERAL 2.7%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                          196,061         196,061
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $196,061)                                        196,061
                                                   -------------
TOTAL INVESTMENTS 101.8%
  (Cost $6,927,441)                                $   7,514,374
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (1.8)%                                  $    (133,501)
                                                   =============
NET ASSETS - 100.0%                                $   7,380,873

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.


--------------------------------------------------------------------------------


LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.1%

FINANCIALS 35.6%

  BANKS 11.0%
Bank of America Corp.                     14,580   $     631,751
Wells Fargo & Co.                          6,055         361,060
Wachovia Corp.                             4,689         220,149
U.S. Bancorp                               6,738         194,728
Fifth Third Bancorp                        2,044         100,606
National City Corp.                        2,369          91,491
SunTrust Banks, Inc.                       1,287          90,618
BB&T Corp.+                                1,981          78,626
PNC Financial Services Group,
Inc.                                       1,011          54,695
SouthTrust Corp.                           1,195          49,784
KeyCorp                                    1,460          46,136
M&T Bank Corp.                               420          40,194
Comerica, Inc.                               610          36,203
Marshall & Ilsley Corp.+                     796          32,079
AmSouth Bancorp+                           1,266          30,890
Synovus Financial Corp.                    1,108          28,974
Huntington Bancshares, Inc.                  822          20,476
First Horizon National Corp.                 445          19,295
Zions Bancorporation                         283          17,274
                                                   -------------
TOTAL BANKS                                            2,145,029
                                                   -------------
  INSURANCE 8.3%
American International Group,
Inc.                                       9,338         634,891
Allstate Corp.                             2,482         119,111
MetLife, Inc.                              2,691         104,007
Prudential Financial, Inc.                 1,858          87,400
St. Paul Travelers Cos., Inc.              2,399          79,311
AFLAC, Inc.                                1,812          71,049
Progressive Corp.                            781          66,190
Hartford Financial Services
Group, Inc.                                1,050          65,026
Chubb Corp.+                                 686          48,212
ACE Ltd.+                                  1,012          40,541
Loews Corp.                                  662          38,727
XL Capital Ltd.                              498          36,847
Aon Corp.                                  1,132          32,534
Ambac Financial Group, Inc.                  390          31,180
MBIA, Inc.                                   514          29,920
Lincoln National Corp.                       635          29,845
Cincinnati Financial Corp.                   606          24,979
Jefferson-Pilot Corp.                        490          24,333
Torchmark Corp.                              403          21,432
SAFECO Corp.+                                450          20,543
UnumProvident Corp.                        1,064          16,694
                                                   -------------
TOTAL INSURANCE                                        1,622,772
                                                   -------------
  DIVERSIFIED FINANCIALS 7.3%
Citigroup, Inc.                           18,565         819,088
J.P. Morgan Chase & Co.                   12,763         507,074
Regions Financial Corp.+                   1,658          54,813
Principal Financial Group, Inc.+           1,126          40,502
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                           1,421,477
                                                   -------------
  CAPITAL MARKETS 4.9%
Morgan Stanley                             3,939         194,193
Merrill Lynch & Co., Inc.                  3,371         167,606
Goldman Sachs Group, Inc.                  1,737         161,958
Bank of New York Co., Inc.                 2,791          81,413
Lehman Brothers Holdings, Inc.               973          77,568
State Street Corp.                         1,201          51,295
Franklin Resources, Inc.                     892          49,738
Charles Schwab Corp.                       4,895          44,985
Mellon Financial Corp.                     1,523          42,172
Bear Stearns Cos., Inc.+                     367          35,294
Northern Trust Corp.                         784          31,987
E*Trade Financial Corp.*                   1,338          15,280
Janus Capital Group, Inc.                    862          11,732
                                                   -------------
TOTAL CAPITAL MARKETS                                    965,221
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 2.4%
Freddie Mac                                2,459         160,425
Washington Mutual, Inc.                    3,122         122,008
Countrywide Financial Corp.                2,018          79,489
Golden West Financial Corp.                  551          61,133
Sovereign Bancorp, Inc.                    1,227          26,773
MGIC Investment Corp.                        352          23,426
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                         473,254
                                                   -------------
  CONSUMER FINANCE 1.0%
MBNA Corp.                                 4,584         115,517
Capital One Financial Corp.+                 862          63,702
Providian Financial Corp.*                 1,050          16,317
                                                   -------------
TOTAL CONSUMER FINANCE                                   195,536
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  REAL ESTATE 0.7%
Equity Office Properties Trust+            1,444   $      39,349
Equity Residential                         1,000          31,000
Plum Creek Timber (REIT) Co.,
Inc.                                         660          23,120
ProLogis                                     648          22,836
Apartment Investment &
Management Co. - Class A                     307          10,677
                                                   -------------
TOTAL REAL ESTATE                                        126,982
                                                   -------------
TOTAL FINANCIALS                                       6,950,271
                                                   -------------

ENERGY 12.9%

  OIL & GAS 12.1%
Exxon Mobil Corp.                         23,314       1,126,766
ChevronTexaco Corp.                        7,634         409,488
ConocoPhillips                             2,466         204,308
Occidental Petroleum Corp.                 1,402          78,414
Devon Energy Corp.                           862          61,211
Anadarko Petroleum Corp.                     893          59,259
Apache Corp.                               1,171          58,679
Burlington Resources, Inc.+                1,417          57,814
Marathon Oil Corp.                         1,240          51,187
Unocal Corp.                                 944          40,592
Valero Energy Corp.                          459          36,816
Kerr-McGee Corp.                             539          30,858
Kinder Morgan, Inc.                          445          27,955
EOG Resources, Inc.                          418          27,525
Amerada Hess Corp.                           293          26,077
Williams Cos., Inc.                        1,872          22,651
El Paso Corp.+                             2,295          21,091
Sunoco, Inc.                                 240          17,755
Ashland, Inc.                                225          12,618
                                                   -------------
TOTAL OIL & GAS                                        2,371,064
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 0.8%
Baker Hughes, Inc.+                        1,199          52,420
Transocean, Inc.*+                         1,147          41,040
Nabors Industries Ltd.*                      528          25,001
Noble Corp.*+                                475          21,351
Rowan Cos., Inc.*                            388          10,243
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        150,055
                                                   -------------
TOTAL ENERGY                                           2,521,119
                                                   -------------
CONSUMER DISCRETIONARY 12.6%

  MEDIA 5.7%
Time Warner, Inc.*                        16,387         264,486
Comcast Corp. - Class A*                   8,009         226,174
Viacom, Inc. - Class B                     6,217         208,642
Walt Disney Co.                            7,363         166,036
Gannett Co., Inc.                            952          79,740
Clear Channel Communications,
Inc.+                                      2,110          65,769
Tribune Co.                                1,144          47,076
Univision Communications, Inc.
- Class A*+                                1,150          36,351
Interpublic Group of Cos.,
Inc.*+                                     1,508          15,970
                                                   -------------
TOTAL MEDIA                                            1,110,244
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 2.0%
McDonald's Corp.                           4,507         126,331
Carnival Corp.+                            2,267         107,206
Marriott International, Inc. -
Class A                                      820          42,607
Starwood Hotels & Resorts
Worldwide, Inc.                              742          34,444
Hilton Hotels Corp.                        1,375          25,905
Harrah's Entertainment, Inc.                 404          21,404
Wendy's International, Inc.                  406          13,642
Darden Restaurants, Inc.                     569          13,269
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       384,808
                                                   -------------
  MULTILINE RETAIL 1.5%
Target Corp.                               3,237         146,474
JC Penney Holding Co., Inc.+               1,031          36,374
Sears Roebuck and Co.+                       757          30,166
Federated Department Stores,
Inc.                                         647          29,393
May Department Stores Co.                  1,039          26,629
Nordstrom, Inc.                              499          19,082
Dillard's/AR, Inc. - Class A                 267           5,271
Big Lots, Inc.*                              417           5,100
                                                   -------------
TOTAL MULTILINE RETAIL                                   298,489
                                                   -------------
  AUTOMOBILES 0.9%
Ford Motor Co.+                            6,558          92,140


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
General Motors Corp.                       2,024   $      85,979
                                                   -------------
TOTAL AUTOMOBILES                                        178,119
                                                   -------------
  HOUSEHOLD DURABLES 0.7%
Pulte Homes, Inc.                            457          28,046
Centex Corp.                                 444          22,404
Newell Rubbermaid, Inc.+                     985          19,740
Leggett & Platt, Inc.                        688          19,333
KB Home+                                     153          12,927
Whirlpool Corp.                              211          12,679
Stanley Works                                266          11,313
Snap-On, Inc.                                184           5,071
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 131,513
                                                   -------------
  SPECIALTY RETAIL 0.6%
Limited Brands, Inc.                       1,697          37,826
Office Depot, Inc.*+                       1,120          16,833
AutoNation, Inc.*+                           958          16,363
Tiffany & Co.                                518          15,923
Toys 'R' Us, Inc.*                           768          13,624
Circuit City Stores, Inc.                    714          10,953
Boise Cascade Corp.                          281           9,352
                                                   -------------
TOTAL SPECIALTY RETAIL                                   120,874
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.5%
Eastman Kodak Co.                          1,025          33,026
Mattel, Inc.+                              1,481          26,851
Brunswick Corp.                              348          15,924
Hasbro, Inc.                                 633          11,900
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                        87,701
                                                   -------------
  AUTO COMPONENTS 0.3%
Johnson Controls, Inc.                       686          38,972
Dana Corp.                                   538           9,517
Goodyear Tire & Rubber Co.*                  632           6,788
Cooper Tire & Rubber Co.                     239           4,821
Visteon Corp.                                460           3,675
                                                   -------------
TOTAL AUTO COMPONENTS                                     63,773
                                                   -------------
  TEXTILES & APPAREL 0.3%
VF Corp.                                     392          19,384
Jones Apparel Group, Inc.                    447          16,003
Liz Claiborne, Inc.                          393          14,824
Reebok International Ltd.                    186           6,830
                                                   -------------
TOTAL TEXTILES & APPAREL                                  57,041
                                                   -------------
  DISTRIBUTORS 0.1%
Genuine Parts Co.                            632          24,256
                                                   -------------
TOTAL DISTRIBUTORS                                        24,256
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           2,456,818
                                                   -------------

INDUSTRIALS 8.6%

  AEROSPACE & DEFENSE 2.1%
Honeywell International, Inc.              3,076         110,305
Lockheed Martin Corp.                      1,596          89,025
General Dynamics Corp.                       714          72,899
Northrop Grumman Corp.                     1,283          68,422
Raytheon Co.                               1,615          61,338
Goodrich Corp.                               429          13,454
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                415,443
                                                   -------------
  MACHINERY 1.9%
Illinois Tool Works, Inc.+                 1,087         101,276
Deere & Co.                                  891          57,514
Paccar, Inc.                                 623          43,062
Ingersoll-Rand Co. - Class A                 621          42,209
Eaton Corp.                                  539          34,178
Dover Corp.                                  728          28,297
Parker Hannifin Corp.                        431          25,369
ITT Industries, Inc.                         296          23,677
Pall Corp.                                   446          10,918
Cummins, Inc.                                140          10,345
Crane Co.                                    185           5,350
                                                   -------------
TOTAL MACHINERY                                          382,195
                                                   -------------
  INDUSTRIAL CONGLOMERATES 1.3%
Tyco International Ltd.+                   7,200         220,752
Textron, Inc.                                497          31,942
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                           252,694
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
Cendant Corp.+                             3,786          81,778
Waste Management, Inc.                     2,079          56,840
RR Donnelley & Sons Co.                      781          24,461


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Allied Waste Industries, Inc.*+            1,144   $      10,124
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     173,203
                                                   -------------
  ROAD & RAIL 0.9%
Union Pacific Corp.                          930          54,498
Burlington Northern Santa Fe
Corp.                                      1,334          51,105
Norfolk Southern Corp.+                    1,413          42,023
CSX Corp.                                    769          25,531
                                                   -------------
TOTAL ROAD & RAIL                                        173,157
                                                   -------------
  AIR FREIGHT & COURIERS 0.5%
FedEx Corp.                                1,077          92,288
Ryder System, Inc.                           211           9,925
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             102,213
                                                   -------------
  ELECTRICAL EQUIPMENT 0.3%
Rockwell Automation, Inc.+                   662          25,619
Cooper Industries Ltd. - Class A             306          18,054
American Power Conversion Corp.+             715          12,434
Power-One, Inc.*                             268           1,737
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                57,844
                                                   -------------
  BUILDING PRODUCTS 0.3%
Masco Corp.+                               1,556          53,729
                                                   -------------
TOTAL BUILDING PRODUCTS                                   53,729
                                                   -------------
  AIRLINES 0.2%
Southwest Airlines Co.                     2,833          38,585
                                                   -------------
TOTAL AIRLINES                                            38,585
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
W.W. Grainger, Inc.                          294          16,949
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                    16,949
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.1%
Fluor Corp.+                                 267          11,887
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                          11,887
                                                   -------------
TOTAL INDUSTRIALS                                      1,677,899
                                                   -------------

TELECOMMUNICATION SERVICES 6.4%

  DIVERSIFIED TELECOMMUNICATION SERVICES
      5.7%
Verizon Communications, Inc.               9,919         390,610
SBC Communications, Inc.                  11,881         308,312
BellSouth Corp.                            6,561         177,934
Sprint Corp.                               5,202         104,716
Alltel Corp.                               1,105          60,676
AT&T Corp.+                                2,846          40,755
CenturyTel, Inc.                             479          16,401
Citizens Communications Co.+               1,185          15,867
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                               1,115,271
                                                   -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.7%
AT&T Wireless Services, Inc.*              9,779         144,534
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                144,534
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                       1,259,805
                                                   -------------

INFORMATION TECHNOLOGY 6.3%

  COMPUTERS & PERIPHERALS 2.2%
Hewlett-Packard Co.+                      10,827         203,006
EMC Corp./Massachusetts*                   8,615          99,417
Apple Computer, Inc.*                      1,392          53,940
Sun Microsystems, Inc.*                   11,924          48,173
NCR Corp.*                                   338          16,762
QLogic Corp.*+                               301           8,913
Gateway, Inc.*+                            1,335           6,608
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            436,819
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.5%
Motorola, Inc.                             8,463         152,673
Corning, Inc.*                             4,992          55,311
JDS Uniphase Corp.*                        5,165          17,406
Scientific-Atlanta, Inc.                     552          14,308


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Tellabs, Inc.*                             1,495   $      13,739
Comverse Technology, Inc.*                   701          13,200
Andrew Corp.*                                579           7,087
ADC Telecommunications, Inc.*              2,900           5,249
CIENA Corp.*                               2,037           4,033
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           283,006
                                                   -------------
  IT CONSULTING & SERVICES 0.9%
Electronic Data Systems Corp.              1,840          35,678
Computer Sciences Corp.*+                    674          31,745
Affiliated Computer Services,
Inc. - Class A*                              456          25,385
SunGard Data Systems, Inc.*                1,029          24,459
Fiserv, Inc.*                                701          24,437
Unisys Corp.*                              1,203          12,415
Sabre Holdings Corp.+                        489          11,995
Convergys Corp.*                             513           6,890
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           173,004
                                                   -------------
  SOFTWARE 0.8%
Computer Associates
International, Inc.                        2,093          55,046
Veritas Software Corp.*                    1,549          27,572
PeopleSoft, Inc.*                          1,318          26,162
Siebel Systems, Inc.*                      1,806          13,617
BMC Software, Inc.*                          796          12,585
Novell, Inc.*                              1,380           8,708
Compuware Corp.*                           1,388           7,148
                                                   -------------
TOTAL SOFTWARE                                           150,838
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      0.4%
Micron Technology, Inc.*+                  2,186          26,298
Advanced Micro Devices, Inc.*              1,268          16,484
Novellus Systems, Inc.*                      507          13,481
Nvidia Corp.*                                594           8,625
LSI Logic Corp.*                           1,374           5,922
Applied Micro Circuits Corp.*+             1,119           3,502
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                 74,312
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
Molex, Inc.                                  676          20,158
Jabil Circuit, Inc.*+                        716          16,468
Sanmina-SCI Corp.*                         1,863          13,134
Tektronix, Inc.                              331          11,006
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                  60,766
                                                   -------------
  OFFICE ELECTRONICS 0.2%
Xerox Corp.*+                              3,012          42,409
                                                   -------------
TOTAL OFFICE ELECTRONICS                                  42,409
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           1,221,154
                                                   -------------
UTILITIES 5.4%

  ELECTRIC UTILITIES 3.8%
Exelon Corp.                               2,363          86,698
Southern Co.+                              2,644          79,267
TXU Corp.                                  1,061          50,843
Entergy Corp.                                813          49,276
FirstEnergy Corp.+                         1,186          48,721
American Electric Power Co.,
Inc.+                                      1,416          45,255
FPL Group, Inc.+                             661          45,159
PG&E Corp.*                                1,438          43,715
Progress Energy, Inc.+                       888          37,598
Consolidated Edison, Inc.+                   863          36,281
Ameren Corp.+                                698          32,213
PPL Corp.                                    681          32,130
Edison International+                      1,172          31,070
DTE Energy Co.+                              621          26,200
Cinergy Corp.                                647          25,621
Xcel Energy, Inc.                          1,430          24,768
Pinnacle West Capital Corp.                  295          12,242
CenterPoint Energy, Inc.+                  1,105          11,448
TECO Energy, Inc.                            710           9,606
Allegheny Energy, Inc.*                      458           7,310
                                                   -------------
TOTAL ELECTRIC UTILITIES                                 735,421
                                                   -------------
  MULTI-UTILITIES 1.3%
Dominion Resources, Inc./VA+               1,182          77,126
Duke Energy Corp.+                         3,358          76,865
Public Service Enterprise
Group, Inc.                                  849          36,167
Sempra Energy                                833          30,146
Constellation Energy Group,
Inc.+                                        626          24,940
Dynegy, Inc. - Class A*                    1,361           6,791
CMS Energy Corp.*+                           581           5,531


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Calpine Corp.*+                            1,593   $       4,620
                                                   -------------
TOTAL MULTI-UTILITIES                                    262,186
                                                   -------------
  GAS UTILITIES 0.3%
KeySpan Corp.+                               578          22,658
NiSource, Inc.                               944          19,833
Peoples Energy Corp.                         125           5,210
Nicor, Inc.                                  141           5,175
                                                   -------------
TOTAL GAS UTILITIES                                       52,876
                                                   -------------
TOTAL UTILITIES                                        1,050,483
                                                   -------------

HEALTH CARE 4.4%

  HEALTH CARE PROVIDERS & SERVICES 2.5%
HCA, Inc.                                  1,730          65,999
WellPoint Health Networks, Inc.*             564          59,271
Aetna, Inc.                                  551          55,061
Caremark Rx, Inc.*                         1,664          53,364
Anthem, Inc.*+                               498          43,451
CIGNA Corp.                                  491          34,188
Quest Diagnostics, Inc.                      366          32,289
Medco Health Solutions, Inc.*                971          30,004
McKesson Corp.+                            1,051          26,958
AmerisourceBergen Corp.                      414          22,236
Tenet Healthcare Corp.*                    1,671          18,030
Health Management Associates,
Inc. - Class A                               875          17,876
Humana, Inc.*                                570          11,389
Manor Care, Inc.                             282           8,449
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   478,565
                                                   -------------
  BIOTECHNOLOGY 0.9%
Biogen Idec, Inc.*+                        1,209          73,955
Genzyme Corp.*+                              820          44,616
Chiron Corp.*+                               676          29,879
Medimmune, Inc.*                             890          21,093
Applera Corp. - Applied
Biosystems Group                             727          13,719
                                                   -------------
TOTAL BIOTECHNOLOGY                                      183,262
                                                   -------------
  PHARMACEUTICALS 0.6%
Schering-Plough Corp.                      5,274         100,522
Watson Pharmaceuticals, Inc.*                401          11,814
King Pharmaceuticals, Inc.*                  864          10,316
                                                   -------------
TOTAL PHARMACEUTICALS                                    122,652
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
Fisher Scientific International*             411          23,973
Hospira, Inc.*                               557          17,044
Thermo Electron Corp.*                       583          15,753
Bausch & Lomb, Inc.+                         169          11,230
PerkinElmer, Inc.                            458           7,887
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                    75,887
                                                   -------------
TOTAL HEALTH CARE                                        860,366
                                                   -------------
MATERIALS 3.4%

  METALS & MINING 1.3%
Alcoa, Inc.                                3,116         104,666
Newmont Mining Corp.+                      1,590          72,393
Phelps Dodge Corp.                           337          31,014
Nucor Corp.                                  253          23,117
United States Steel Corp.+                   405          15,236
Worthington Industries, Inc.                 280           5,978
                                                   -------------
TOTAL METALS & MINING                                    252,404
                                                   -------------
  PAPER & FOREST PRODUCTS 1.0%
International Paper Co.                    1,740          70,313
Weyerhaeuser Co.                             853          56,708
Georgia-Pacific Corp.                        926          33,290
MeadWestvaco Corp.                           727          23,191
Louisiana-Pacific Corp.+                     401          10,406
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                            193,908
                                                   -------------
  CHEMICALS 0.9%
Air Products & Chemicals, Inc.               811          44,102
PPG Industries, Inc.                         619          37,932
Monsanto Co.                                 956          34,817
Rohm & Haas Co.                              808          34,720
Engelhard Corp.                              445          12,616
Eastman Chemical Co.                         252          11,983
Great Lakes Chemical Corp.                   167           4,275
                                                   -------------
TOTAL CHEMICALS                                          180,445
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  CONTAINERS & PACKAGING 0.1%
Temple-Inland, Inc.                          181   $      12,154
Bemis Co.                                    379          10,074
                                                   -------------
TOTAL CONTAINERS & PACKAGING                              22,228
                                                   -------------
  CONSTRUCTION MATERIALS 0.1%
Vulcan Materials Co.                         365          18,597
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                              18,597
                                                   -------------
TOTAL MATERIALS                                          667,582
                                                   -------------

CONSUMER STAPLES 2.5%

  FOOD & DRUG RETAILING 1.3%
Costco Wholesale Corp.+                    1,655          68,782
CVS Corp.                                  1,428          60,162
Kroger Co.*                                2,649          41,112
Albertson's, Inc.+                         1,321          31,611
Safeway, Inc.*+                            1,603          30,954
Supervalu, Inc.                              485          13,362
Winn-Dixie Stores, Inc.                      512           1,582
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              247,565
                                                   -------------
  FOOD PRODUCTS 0.7%
General Mills, Inc.                        1,360          61,064
ConAgra Foods, Inc.                        1,890          48,592
Archer-Daniels-Midland Co.                 2,333          39,614
                                                   -------------
TOTAL FOOD PRODUCTS                                      149,270
                                                   -------------
  BEVERAGES 0.2%
Coca-Cola Enterprises, Inc.                1,676          31,677
Adolph Coors Co. - Class B                   124           8,422
                                                   -------------
TOTAL BEVERAGES                                           40,099
                                                   -------------
  TOBACCO 0.2%
Reynolds American, Inc.                      534          36,333
                                                   -------------
TOTAL TOBACCO                                             36,333
                                                   -------------
  PERSONAL PRODUCTS 0.1%
Alberto-Culver Co. - Class B                 294          12,783
                                                   -------------
TOTAL PERSONAL PRODUCTS                                   12,783
                                                   -------------
TOTAL CONSUMER STAPLES                                   486,050
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $18,403,065)                                  19,151,547
                                                   -------------
                                            FACE
                                          AMOUNT
-----------------------------------------------------------------
REPURCHASE AGREEMENTS  1.2%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                 $   222,902         222,902
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $222,902)                                        222,902
                                                   -------------
SECURITIES LENDING COLLATERAL  6.7%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                        1,313,573       1,313,573
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,313,573)                                    1,313,573
                                                   -------------
TOTAL INVESTMENTS 106.0%
  (Cost $19,939,540)                               $  20,688,022
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (6.0)%                                  $  (1,170,009)
                                                   =============
NET ASSETS - 100.0%                                $  19,518,013

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.

REIT - Real Estate Investment Trust.

--------------------------------------------------------------------------------


SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.1%

HEALTH CARE 19.0%

  HEALTH CARE EQUIPMENT & SUPPLIES 9.7%
Cooper Cos., Inc.                          4,193   $     287,430
Respironics, Inc.*                         4,475         239,144
Idexx Laboratories, Inc.*                  4,403         223,408
ResMed, Inc.*                              4,345         206,866
Mentor Corp.+                              5,438         183,152
Advanced Medical Optics, Inc.*             4,581         181,270
American Medical Systems
Holdings, Inc.*                            4,326         156,904
Diagnostic Products Corp.                  3,743         152,976
Sybron Dental Specialties, Inc.*           4,997         148,361
Integra LifeSciences Holdings
Corp.*                                     3,693         118,582
PolyMedica Corp.                           3,505         107,954
Haemonetics Corp./Mass*                    3,237         106,303
Biosite, Inc.*+                            2,043         100,025
Immucor, Inc.*                             3,827          94,718
Arthocare Corp.*                           2,772          81,192
Cyberonics, Inc.*                          3,063          62,669
SurModics, Inc.*                           2,249          53,414
Merit Medical Systems Inc.*                3,389          51,208
Hologic, Inc.*                             2,635          50,777
DJ Orthopedics, Inc.*                      2,809          49,579
Wilson Greatbatch Technologies,
Inc.*                                      2,744          49,090
ICU Medical, Inc.*                         1,767          46,013
Kensey Nash Corp.*                         1,476          38,656
Possis Medical, Inc.*                      2,332          36,519
BioLase Technology, Inc.+                  3,120          25,459
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 2,851,669
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 6.1%
Pharmaceutical Product
Development, Inc.*                         7,249         260,964
Cerner Corp.*+                             4,633         200,424
Pediatrix Medical Group, Inc.*             3,084         169,157
Sierra Health Services, Inc.*+             3,441         164,927
Accredo Health, Inc.*                      6,229         146,818
United Surgical Partners
International, Inc.*                       3,635         124,862
American Healthways, Inc.*                 4,211         122,582
Priority Healthcare Corp. -                5,611         113,062
Class B*
Centene Corp.*                             2,622         111,645
Dendrite International, Inc.*              5,344          86,145
Odyssey HealthCare, Inc.*                  4,709          83,585
AmSurg Corp.*                              3,896          82,517
NDCHealth Corp.                            4,628          74,279
LabOne, Inc.*                              2,200          64,306
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                 1,805,273
                                                   -------------
  PHARMACEUTICALS 2.1%
Medicis Pharmaceutical Corp. -
Class A+                                   7,289         284,563
MGI Pharma, Inc.*                          9,074         242,185
Noven Pharmaceuticals, Inc.*               3,003          62,583
Bradley Pharmaceuticals, Inc.*+            2,012          40,944
                                                   -------------
TOTAL PHARMACEUTICALS                                    630,275
                                                   -------------
  BIOTECHNOLOGY 1.1%
Techne Corp.*                              5,276         201,438
Regeneron Pharmaceuticals, Inc.*           7,158          62,131
Enzo Biochem, Inc.*                        3,967          59,505
                                                   -------------
TOTAL BIOTECHNOLOGY                                      323,074
                                                   -------------
TOTAL HEALTH CARE                                      5,610,291
                                                   -------------

CONSUMER DISCRETIONARY 18.8%

  HOTELS RESTAURANTS & LEISURE 4.9%
Sonic Corp.*                               7,660         196,326
CEC Entertainment, Inc.*                   4,704         172,872
P.F. Chang's China Bistro,
Inc.*+                                     3,295         159,775
Argosy Gaming Co.*                         3,791         148,607
Panera Bread Co. - Class A*+               3,884         145,805
Rare Hospitality International,
Inc.*                                      4,348         115,874
Shuffle Master, Inc.*+                     2,979         111,593
WMS Industries, Inc.*+                     3,863          99,241
Triarc Cos. - Class B                      8,243          94,547
Papa John's International, Inc.*           2,162          66,330
Steak N Shake Co.*                         3,522          60,156
Multimedia Games, Inc.*                    3,610          55,955


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Bally Total Fitness Holding                4,380   $      15,943
Corp.*
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                     1,443,024
                                                   -------------
  SPECIALTY RETAIL 4.0%
Tractor Supply Co.*                        4,920         154,685
Guitar Center, Inc.*+                      3,232         139,945
Aaron Rents, Inc.                          6,391         139,068
Electronics Boutique Holdings
Corp.*+                                    3,050         104,005
HOT Topic, Inc.*+                          6,005         102,325
Cost Plus, Inc.*                           2,805          99,241
Select Comfort Corp.*                      4,715          85,813
Children's Place Retail Stores,
Inc.*                                      3,460          82,729
Stein Mart, Inc.*                          5,415          82,416
Christopher & Banks Corp.                  4,688          75,055
Genesco, Inc.*                             2,802          65,987
Hibbett Sporting Goods, Inc.*              3,014          61,757
                                                   -------------
TOTAL SPECIALTY RETAIL                                 1,193,026
                                                   -------------
  TEXTILES & APPAREL 2.7%
Fossil, Inc.*                              9,096         281,430
Quiksilver, Inc.*                          7,289         185,286
Wolverine World Wide, Inc.+                5,030         126,756
K-Swiss, Inc. - Class A+                   4,484          86,317
Oxford Industries, Inc.                    2,084          77,629
OshKosh B'Gosh, Inc. - Class A             1,508          30,462
                                                   -------------
TOTAL TEXTILES & APPAREL                                 787,880
                                                   -------------
  HOUSEHOLD DURABLES 2.4%
NVR, Inc.*                                   825         454,575
Ethan Allen Interiors, Inc.+               4,792         166,522
Champion Enterprises, Inc.*                9,154          94,195
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 715,292
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 2.0%
Polaris Industries, Inc.                   5,482         306,005
SCP Pool Corp.                             6,783         181,377
Arctic Cat, Inc.                           2,664          69,131
Sturm Ruger & Co., Inc.                    3,461          31,184
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                       587,697
                                                   -------------
  AUTOMOBILES 1.2%
Winnebago Industries, Inc.                 4,329         149,956
Fleetwood Enterprises, Inc.*+              7,120         108,082
Monaco Coach Corp.                         3,778          81,794
                                                   -------------
TOTAL AUTOMOBILES                                        339,832
                                                   -------------
  MEDIA 1.0%
Arbitron, Inc.*                            4,009         146,770
Advo, Inc.                                 3,928         121,532
Thomas Nelson, Inc.                        1,879          36,734
                                                   -------------
TOTAL MEDIA                                              305,036
                                                   -------------
  MULTILINE RETAIL 0.3%
Fred's, Inc.                               5,039          90,501
                                                   -------------
TOTAL MULTILINE RETAIL                                    90,501
                                                   -------------
  INTERNET & CATALOG RETAIL 0.2%
J Jill Group, Inc.*                        2,587          51,352
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                           51,352
                                                   -------------
  AUTO COMPONENTS 0.1%
Midas, Inc.*                               2,019          32,708
                                                   -------------
TOTAL AUTO COMPONENTS                                     32,708
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           5,546,348
                                                   -------------

INFORMATION TECHNOLOGY 18.5%

  SOFTWARE 5.2%
Factset Research Systems, Inc.+            3,990         192,318
Take-Two Interactive Software,
Inc.*+                                     5,769         189,512
Kronos, Inc./MA*                           4,001         177,204
Hyperion Solutions Corp.*+                 5,006         170,154
Micros Systems, Inc.*                      2,379         119,117
Ansys, Inc.*                               1,988          98,863
Serena Software, Inc.*+                    5,710          95,528
Manhattan Associates, Inc.*                3,865          94,383
Progress Software Corp.*                   4,658          92,694
Filenet Corp.*                             5,064          88,418
Sonic Solutions, Inc.*                     3,013          49,172
Talx Corp.                                 1,765          40,754
Catapult Communications Corp.*             1,854          34,929


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
MRO Software, Inc.*                        3,212  $       32,120
MapInfo Corp.*                             2,591          27,983
Concord Communications, Inc.*              2,354          21,010
                                                   -------------
TOTAL SOFTWARE                                         1,524,159
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.1%
Flir Systems, Inc.*                        4,341         253,948
Trimble Navigation Ltd.*                   6,571         207,644
Cognex Corp.                               5,906         154,737
Dionex Corp.*                              2,697         147,526
Scansource, Inc.*                          1,613         102,909
Littelfuse, Inc.*                          2,867          98,998
Global Imaging Systems, Inc.*              2,964          92,121
Rogers Corp.*                              2,151          91,396
Veeco Instruments, Inc.*                   3,814          79,980
Daktronics, Inc.*                          2,434          59,511
BEI Technologies, Inc.                     1,896          51,950
Itron, Inc.*                               2,694          47,010
Photon Dynamics, Inc.*                     2,162          43,889
X-Rite, Inc.                               2,672          38,931
Keithley Instruments, Inc.                 2,082          36,331
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS               1,506,881
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      3.6%
Varian Semiconductor Equipment
Associates, Inc.*                          4,673         144,396
Cymer, Inc.*                               4,722         135,332
Microsemi Corp.*                           7,661         108,020
Axcelis Technologies, Inc.*               12,846         106,365
FEI Co.*                                   4,274          84,454
ATMI, Inc.*                                4,025          82,432
Power Integrations, Inc.*                  3,976          81,230
Brooks Automation, Inc.*                   5,723          80,980
DSP Group, Inc.*                           3,655          76,938
Helix Technology Corp.                     3,356          45,625
Advanced Energy Industries,
Inc.*                                      4,202          39,037
Kulicke & Soffa Industries,
Inc.*                                      6,564          37,087
Kopin Corp.*                               9,007          36,658
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                              1,058,554
                                                   -------------
  INTERNET SOFTWARE & SERVICES 1.6%
Websense, Inc.*                            2,994         124,760
WebEx Communications, Inc.*                5,693         124,221
j2 Global Communications, Inc.*            2,989          94,423
FindWhat.com*+                             3,869          72,466
Netegrity, Inc.*                           4,923          36,972
Zix Corp.*                                 4,105          18,801
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                       471,643
                                                   -------------
  IT CONSULTING & SERVICES 1.2%
Global Payments, Inc.+                     4,913         263,091
Startek, Inc.                              1,860          58,330
Carreker Corp.*                            3,153          23,994
Intrado, Inc.*                             2,225          22,495
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           367,910
                                                   -------------
  COMPUTERS & PERIPHERALS 1.0%
Avid Technology, Inc.*                     4,306         201,822
Synaptics, Inc.*                           3,188          64,270
SBS Technologies, Inc.*                    1,966          23,985
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            290,077
                                                   -------------
  COMMUNICATIONS EQUIPMENT 0.8%
Inter-Tel, Inc.                            3,308          71,519
ViaSat, Inc.*                              3,441          69,164
Harmonic, Inc.*                            9,281          61,718
Bel Fuse, Inc. - Class B                   1,459          48,264
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           250,665
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           5,469,889
                                                   -------------

INDUSTRIALS 17.1%

  MACHINERY 5.5%
Briggs & Stratton Corp.                    3,295         267,554
Oshkosh Truck Corp.                        4,533         258,653
IDEX Corp.                                 6,481         220,095
Toro Co.                                   2,931         200,187
Clarcor, Inc.                              3,271         155,929
CUNO, Inc.*                                2,178         125,780
Manitowoc Co., Inc.                        3,438         121,911
Wabash National Corp.*                     4,341         119,247
Kaydon Corp.+                              3,626         104,320
Lindsay Manufacturing Co.                  1,508          40,460


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Milacron, Inc.*                            4,595   $      14,336
                                                   -------------
TOTAL MACHINERY                                        1,628,472
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 3.0%
Brady Corp. - Class A                      3,061         149,285
John H. Harland Co.                        3,565         111,763
Watson Wyatt & Co., Holdings               4,134         108,724
Tetra Tech, Inc.*                          7,223          91,515
Labor Ready, Inc.*                         5,382          75,456
Imagistics International, Inc.*            2,133          71,669
Heidrick & Struggles
International, Inc.*                       2,457          70,811
Coinstar, Inc.*                            2,753          64,145
Pre-Paid Legal Services, Inc.*             1,983          50,923
Administaff, Inc.*                         3,375          39,487
Memberworks, Inc.*+                        1,354          35,529
CPI Corp.                                    998          13,224
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     882,531
                                                   -------------
  ELECTRICAL EQUIPMENT 2.3%
Roper Industries, Inc.                     4,753         273,108
Acuity Brands, Inc.                        5,475         130,141
Baldor Electric Co.                        4,228         100,035
Intermagnetics General Corp.*              3,329          77,066
Vicor Corp                                 5,412          54,715
Artesyn Technologies, Inc.*                5,034          50,239
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                               685,304
                                                   -------------
  AEROSPACE & DEFENSE 2.2%
Armor Holdings, Inc.*                      4,212         175,261
Engineered Support Systems, Inc.           3,345         152,666
Teledyne Technologies, Inc.*               4,169         104,392
Invision Technologies, Inc.*               2,270         102,127
Mercury Computer Systems, Inc.*+           2,721          73,249
Applied Signal Technology, Inc.            1,433          45,842
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                653,537
                                                   -------------
  ROAD & RAIL 1.9%
Landstar System, Inc.*                     3,887         228,089
Heartland Express, Inc.                    9,638         177,821
Knight Transportation, Inc.*               7,241         155,102
                                                   -------------
TOTAL ROAD & RAIL                                        561,012
                                                   -------------
  BUILDING PRODUCTS 1.2%
Simpson Manufacturing Co., Inc.            3,060         193,392
Griffon Corp.*+                            3,772          79,589
ElkCorp                                    2,532          70,288
                                                   -------------
TOTAL BUILDING PRODUCTS                                  343,269
                                                   -------------
  AIR FREIGHT & COURIERS 1.0%
EGL, Inc.*+                                5,744         173,814
Forward Air Corp.*                         2,767         110,735
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             284,549
                                                   -------------
TOTAL INDUSTRIALS                                      5,038,674
                                                   -------------

FINANCIALS 9.9%

  BANKS 6.3%
First Bancorp Puerto Rico                  5,169         249,663
UCBH Holdings, Inc.                        5,815         227,192
East-West Bancorp, Inc.                    6,463         217,092
Hudson United Bancorp                      5,779         212,956
First Midwest Bancorp, Inc./IL             5,972         206,392
Southwest Bancorp of Texas, Inc.           8,889         179,024
Community First Bankshares, Inc.           4,744         152,093
Wintrust Financial Corp.                   2,632         150,761
TrustCo Bank Corp. NY                      9,551         122,444
PrivateBancorp, Inc.                       2,608          70,312
Gold Banc Corp., Inc.                      5,156          69,554
                                                   -------------
TOTAL BANKS                                            1,857,483
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 2.3%
New Century Financial Corp.                6,112         368,065
Fremont General Corp.                      9,903         229,254
Dime Community Bancshares                  4,783          80,354
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                         677,673
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  REAL ESTATE 0.7%
Essex Property Trust, Inc.                 2,943   $     211,455
                                                   -------------
TOTAL REAL ESTATE                                        211,455
                                                   -------------
  INSURANCE 0.5%
Hilb Rogal & Hobbs Co.                     4,598         166,540
                                                   -------------
TOTAL INSURANCE                                          166,540
                                                   -------------
  CONSUMER FINANCE 0.1%
Rewards Network, Inc.*                     3,184          21,237
                                                   -------------
TOTAL CONSUMER FINANCE                                    21,237
                                                   -------------
TOTAL FINANCIALS                                       2,934,388
                                                   -------------

ENERGY 7.3%

  OIL & GAS 3.9%
Patina Oil & Gas Corp.                     9,076         268,377
Southwestern Energy Co.*                   4,649         195,212
Cabot Oil & Gas Corp.                      4,247         190,690
Vintage Petroleum, Inc.                    8,373         168,046
St. Mary Land & Exploration Co.            3,683         146,620
Petroleum Development Corp.*               2,091          91,628
Frontier Oil Corp.                         3,454          81,549
                                                   -------------
TOTAL OIL & GAS                                        1,142,122
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 3.4%
Unit Corp.*+                               5,876         206,130
Cal Dive International, Inc.*              4,920         175,250
Maverick Tube Corp.*                       5,460         168,223
CARBO Ceramics, Inc.                       2,048         147,743
Hydril*                                    2,953         126,831
Input/Output, Inc.*                        9,777         100,801
Tetra Technologies, Inc.*                  2,862          88,865
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                      1,013,843
                                                   -------------
TOTAL ENERGY                                           2,155,965
                                                   -------------
MATERIALS 4.3%

  METALS & MINING 1.6%
Massey Energy Co.                          9,750         282,067
Century Aluminum Co.*                      4,075         113,000
Amcol International Corp.                  3,757          71,834
                                                   -------------
TOTAL METALS & MINING                                    466,901
                                                   -------------
  CHEMICALS 1.6%
Georgia Gulf Corp.                         4,249         189,463
Headwaters, Inc.*                          4,320         133,315
MacDermid, Inc.                            3,897         112,857
Omnova Solutions, Inc.*                    5,178          31,224
                                                   -------------
TOTAL CHEMICALS                                          466,859
                                                   -------------
  CONSTRUCTION MATERIALS 0.9%
Florida Rock Industries, Inc.              5,558         272,286
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                             272,286
                                                   -------------
  PAPER & FOREST PRODUCTS 0.2%
Deltic Timber Corp.+                       1,554          61,834
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                             61,834
                                                   -------------
TOTAL MATERIALS                                        1,267,880
                                                   -------------

CONSUMER STAPLES 2.8%

  FOOD PRODUCTS 1.0%
Delta & Pine Land Co.                      4,942         132,198
Sanderson Farms, Inc.                      2,564          85,766
Lance, Inc.                                3,801          61,386
                                                   -------------
TOTAL FOOD PRODUCTS                                      279,350
                                                   -------------
  PERSONAL PRODUCTS 0.7%
NBTY, Inc.*                                8,593         185,265
Natures Sunshine Products, Inc.            1,939          29,415
                                                   -------------
TOTAL PERSONAL PRODUCTS                                  214,680
                                                   -------------
  HOUSEHOLD PRODUCTS 0.6%
Rayovac Corp.*                             4,447         117,178
WD-40 Co.                                  2,171          62,091
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                 179,269
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  FOOD & DRUG RETAILING 0.5%
United Natural Foods, Inc.*                5,135   $     136,591
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              136,591
                                                   -------------
TOTAL CONSUMER STAPLES                                   809,890
                                                   -------------

TELECOMMUNICATION SERVICES 0.4%

  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.4%
Commonwealth Telephone
Enterprises, Inc.*                         2,707         117,890
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 117,890
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         117,890
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $28,380,527)                                  28,951,215
                                                   -------------
                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.6%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04              $      172,979         172,979
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $172,979)                                        172,979
                                                   -------------
SECURITIES LENDING COLLATERAL 2.0%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                          602,266         602,266
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $602,266)                                        602,266
                                                   -------------
TOTAL INVESTMENTS 100.7%
  (Cost $29,155,772)                               $  29,726,460
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.7)%                                  $    (214,177)
                                                   =============
NET ASSETS - 100.0%                                $  29,512,283

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.


--------------------------------------------------------------------------------


MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  97.9%

CONSUMER DISCRETIONARY 21.9%

  SPECIALTY RETAIL 8.6%
Williams-Sonoma, Inc.*                     2,538   $      95,302
Petsmart, Inc.                             3,174          90,110
Michaels Stores, Inc.                      1,487          88,045
Ross Stores, Inc.                          3,223          75,547
Chico's FAS, Inc.*+                        1,949          66,656
Abercrombie & Fitch Co. -
Class A                                    2,071          65,237
Urban Outfitters, Inc.*                    1,756          60,406
American Eagle Outfitters, Inc.+           1,565          57,670
Claire's Stores, Inc.                      2,157          54,011
CarMax, Inc.*                              2,268          48,875
O'Reilly Automotive, Inc.*                 1,200          45,948
Rent-A-Center, Inc.*                       1,725          44,609
Regis Corp.                                  971          39,054
Pacific Sunwear of California,
Inc.*                                      1,625          34,206
Aeropostale, Inc.*                         1,228          32,174
                                                   -------------
TOTAL SPECIALTY RETAIL                                   897,850
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 5.3%
Mandalay Resort Group                      1,471         100,984
Outback Steakhouse, Inc.                   1,611          66,905
GTECH Holdings Corp.                       2,583          65,402
Brinker International, Inc.*               1,963          61,147
International Speedway Corp. -
Class A                                    1,164          58,084
Boyd Gaming Corp.                          1,897          53,401
Cheesecake Factory, Inc.*                  1,133          49,172
Applebee's International, Inc.             1,790          45,251
Ruby Tuesday, Inc.+                        1,435          39,993
Krispy Kreme Doughnuts, Inc.*+             1,354          17,142
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       557,481
                                                   -------------
  MEDIA 4.0%
Washington Post Co. - Class B                208         191,360
Harte-Hanks, Inc.                          1,881          47,044
Lee Enterprises, Inc.                        988          45,784
Westwood One, Inc.*                        2,123          41,972
Valassis Communications, Inc.*             1,132          33,484
Reader's Digest Association,               2,172          31,689
Inc.
Catalina Marketing Corp.                   1,135          26,196
                                                   -------------
TOTAL MEDIA                                              417,529
                                                   -------------
  HOUSEHOLD DURABLES 1.9%
Harman International
Industries, Inc.                           1,439         155,052
Blyth, Inc.                                  893          27,594
Tupperware Corp.                           1,278          21,700
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 204,346
                                                   -------------
  MULTILINE RETAIL 0.8%
Dollar Tree Stores, Inc.*                  2,486          66,998
99 Cents Only Stores*                      1,517          21,587
                                                   -------------
TOTAL MULTILINE RETAIL                                    88,585
                                                   -------------
  AUTO COMPONENTS 0.6%
Gentex Corp.                               1,692          59,440
                                                   -------------
TOTAL AUTO COMPONENTS                                     59,440
                                                   -------------
  TEXTILES & APPAREL 0.4%
Timberland Co. - Class A*                    768          43,622
                                                   -------------
TOTAL TEXTILES & APPAREL                                  43,622
                                                   -------------
  AUTOMOBILES 0.3%
Thor Industries, Inc.                      1,246          32,982
                                                   -------------
TOTAL AUTOMOBILES                                         32,982
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           2,301,835
                                                   -------------

INFORMATION TECHNOLOGY 19.0%

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      4.7%
Microchip Technology, Inc.+                4,499         120,753
Lam Research Corp.*                        2,933          64,174
International Rectifier Corp.*             1,449          49,701
Cree, Inc.*+                               1,598          48,787
Atmel Corp.*                              10,390          37,612
Silicon Laboratories, Inc.*                1,133          37,491


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Integrated Circuit Systems,                1,582   $      34,013
Inc.*+
Semtech Corp.*+                            1,626          31,170
Cypress Semiconductor Corp.*               2,742          24,239
Micrel, Inc.*                              1,997          20,789
Cabot Microelectronics Corp.*                542          19,647
LTX Corp.*                                 1,338           7,239
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                495,615
                                                   -------------
  IT CONSULTING & SERVICES 4.5%
Cognizant Technology Solutions
Corp.*                                     2,872          87,625
DST Systems, Inc.*                         1,835          81,602
Alliance Data Systems Corp.*               1,770          71,791
Ceridian Corp.*                            3,242          59,685
Certegy, Inc.                              1,387          51,610
Acxiom Corp.                               1,882          44,679
Gartner, Inc. - Class A*                   2,362          27,612
Titan Corp.*                               1,848          25,817
CSG Systems International, Inc.*           1,134          17,475
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           467,896
                                                   -------------
  SOFTWARE 4.0%
McAfee, Inc.*+                             3,414          68,621
Synopsys, Inc.*                            3,412          54,012
Fair Isaac Corp.                           1,534          44,793
Activision, Inc.*                          3,019          41,874
Jack Henry & Associates, Inc.              1,976          37,089
Reynolds & Reynolds Co. - Class A          1,417          34,957
Macromedia, Inc.*                          1,516          30,441
RSA Security, Inc.*                        1,389          26,808
Macrovision Corp.*                         1,083          26,079
Wind River Systems, Inc.*                  1,788          21,814
Mentor Graphics Corp.*                     1,565          17,160
Transaction Systems Architects,
Inc. - Class A*                              816          15,165
                                                   -------------
TOTAL SOFTWARE                                           418,813
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
CDW Corp.                                  1,818         105,499
Amphenol Corp. - Class A*                  1,917          65,676
National Instruments Corp.                 1,723          52,155
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 223,330
                                                   -------------
  COMPUTERS & PERIPHERALS 1.7%
Sandisk Corp.*                             3,541         103,114
Diebold, Inc.                              1,565          73,085
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            176,199
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.1%
Plantronics, Inc.                          1,051          45,446
ADTRAN, Inc.+                              1,740          39,463
Avocent Corp.*                             1,072          27,904
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           112,813
                                                   -------------
  OFFICE ELECTRONICS 0.9%
Zebra Technologies Corp. -
Class A*+                                  1,565          95,481
                                                   -------------
TOTAL OFFICE ELECTRONICS                                  95,481
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.0%
Retek, Inc.*                               1,226           5,591
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                         5,591
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           1,995,738
                                                   -------------

HEALTH CARE 16.1%

  HEALTH CARE PROVIDERS & SERVICES 5.7%
Patterson Cos., Inc.*                      1,498         114,687
Coventry Health Care, Inc.*+               1,960         104,605
Lincare Holdings, Inc.*                    2,185          64,916
Omnicare, Inc.                             2,279          64,633
Henry Schein, Inc.*                          956          59,568
Covance, Inc.*                             1,371          54,799
Renal Care Group, Inc.*                    1,467          47,281
First Health Group Corp.*                  2,008          32,309
Apria Healthcare Group, Inc.*              1,088          29,648
LifePoint Hospitals, Inc.*                   846          25,389
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   597,835
                                                   -------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  HEALTH CARE EQUIPMENT & SUPPLIES 5.0%
Varian Medical Systems, Inc.*              2,968  $      102,604
DENTSPLY International, Inc.               1,757          91,258
Beckman Coulter, Inc.                      1,340          75,201
Hillenbrand Industries, Inc.               1,355          68,468
Cytyc Corp.*                               2,426          58,588
Edwards Lifesciences Corp.*                1,307          43,784
Inamed Corp.*                                780          37,183
Varian, Inc.*                                763          28,895
Visx, Inc.*                                1,084          22,330
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   528,311
                                                   -------------
  PHARMACEUTICALS 3.8%
IVAX Corp.*                                5,470         104,751
Barr Pharmaceuticals, Inc.*                2,282          94,543
Sepracor, Inc.*                            1,915          93,414
Valeant Pharmaceuticals
International                              1,835          44,260
Perrigo Co.                                1,546          31,770
Par Pharmaceutical Cos., Inc.*               747          26,840
                                                   -------------
TOTAL PHARMACEUTICALS                                    395,578
                                                   -------------
  BIOTECHNOLOGY 1.6%
Cephalon, Inc.*+                           1,242          59,492
Charles River Laboratories
International, Inc.*                       1,007          46,120
Protein Design Labs, Inc.*                 2,076          40,648
Vertex Pharmaceuticals, Inc.*              1,752          18,396
                                                   -------------
TOTAL BIOTECHNOLOGY                                      164,656
                                                   -------------
TOTAL HEALTH CARE                                      1,686,380
                                                   -------------

INDUSTRIALS 13.8%

  COMMERCIAL SERVICES & SUPPLIES 6.1%
Dun & Bradstreet Corp.*                    1,534          90,046
ChoicePoint, Inc.*                         1,933          82,442
Career Education Corp.*                    2,235          63,541
HNI Corp.                                  1,259          49,831
Stericycle, Inc.*                            989          45,395
Education Management Corp.*                1,597          42,544
Herman Miller, Inc.                        1,561          38,479
Brink's Co.                                1,243          37,501
Copart, Inc.*                              1,964          37,179
ITT Educational Services, Inc.*            1,003          36,158
DeVry, Inc.*                               1,533          31,748
Corinthian Colleges, Inc.*+                1,966          26,502
Rollins, Inc.                              1,002          24,339
Sotheby's Holdings, Inc. -
Class A*                                   1,386          21,788
Korn/Ferry International, Inc.*              846          15,423
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     642,916
                                                   -------------
  AIR FREIGHT & COURIERS 2.6%
Expeditors International
Washington, Inc.                           2,314         119,634
C.H. Robinson Worldwide, Inc.              1,867          86,610
J.B.Hunt Transport Services,
Inc.                                       1,769          65,701
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             271,945
                                                   -------------
  MACHINERY 1.2%
Donaldson Co., Inc.                        1,884          53,487
Graco, Inc.                                1,515          50,752
Nordson Corp.                                781          26,812
                                                   -------------
TOTAL MACHINERY                                          131,051
                                                   -------------
  ELECTRICAL EQUIPMENT 1.0%
Hubbell, Inc. - Class B                    1,326          59,445
AMETEK, Inc.                               1,486          45,055
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                               104,500
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.9%
Fastenal Co.                               1,659          95,558
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                    95,558
                                                   -------------
  AIRLINES 0.6%
JetBlue Airways Corp.*+                    2,263          47,342
AirTran Holdings, Inc.*                    1,868          18,605
                                                   -------------
TOTAL AIRLINES                                            65,947
                                                   -------------
  AEROSPACE & DEFENSE 0.5%
Alliant Techsystems, Inc.*                   817          49,429
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                 49,429
                                                   -------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  CONSTRUCTION & ENGINEERING 0.5%
Jacobs Engineering Group, Inc.*            1,229   $      47,058
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                          47,058
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.4%
Carlisle Cos., Inc.                          684          43,728
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                            43,728
                                                   -------------
TOTAL INDUSTRIALS                                      1,452,132
                                                   -------------

FINANCIALS 11.7%

  BANKS 5.7%
Compass Bancshares, Inc.                   2,680         117,438
Commerce Bancorp/NJ, Inc.                  1,721          94,999
TCF Financial Corp.                        3,048          92,324
City National Corp.                        1,070          69,496
Bank Of Hawaii Corp.                       1,149          54,290
Wilmington Trust Corp.                     1,451          52,541
Cullen/Frost Bankers, Inc.                 1,130          52,511
Westamerica Bancorporation                   689          37,819
Silicon Valley Bancshares*                   781          29,030
                                                   -------------
TOTAL BANKS                                              600,448
                                                   -------------
  CAPITAL MARKETS 3.4%
Legg Mason, Inc.+                          2,202         117,300
SEI Investments Co.                        2,251          75,814
Investors Financial Services
Corp.                                      1,451          65,484
Eaton Vance Corp.                          1,482          59,858
Waddell & Reed Financial, Inc.
- Class A                                  1,803          39,666
                                                   -------------
TOTAL CAPITAL MARKETS                                    358,122
                                                   -------------
  INSURANCE 1.3%
Brown & Brown, Inc.                        1,502          68,642
Arthur J. Gallagher & Co.                  2,009          66,558
                                                   -------------
TOTAL INSURANCE                                          135,200
                                                   -------------
  REAL ESTATE 1.0%
United Dominion Realty Trust,
Inc.                                       2,793          55,385
Rayonier, Inc.                             1,085          49,086
                                                   -------------
TOTAL REAL ESTATE                                        104,471
                                                   -------------
  CONSUMER FINANCE 0.3%
MoneyGram International, Inc.              1,932          32,998
                                                   -------------
TOTAL CONSUMER FINANCE                                    32,998
                                                   -------------
TOTAL FINANCIALS                                       1,231,239
                                                   -------------

ENERGY 7.2%

  OIL & GAS 4.2%
XTO Energy, Inc.                           5,662         183,902
Murphy Oil Corp.                           2,010         174,408
Western Gas Resources, Inc.                1,612          46,087
Plains Exploration & Production
Co.*                                       1,689          40,299
                                                   -------------
TOTAL OIL & GAS                                          444,696
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 3.0%
Smith International, Inc.*+                2,285         138,768
Patterson-UTI Energy, Inc.                 3,651          69,624
Grant Prideco, Inc.*                       2,681          54,934
FMC Technologies, Inc.*                    1,470          49,098
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        312,424
                                                   -------------
TOTAL ENERGY                                             757,120
                                                   -------------

CONSUMER STAPLES 3.3%

  HOUSEHOLD PRODUCTS 1.1%
Energizer Holdings, Inc.*                  1,706          78,647
Church & Dwight Co., Inc.                  1,354          37,993
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                 116,640
                                                   -------------
  FOOD & DRUG RETAILING 1.1%
Whole Foods Market, Inc.                   1,358         116,503
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              116,503
                                                   -------------
  FOOD PRODUCTS 1.1%
Hormel Foods Corp.                         3,032          81,197


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Tootsie Roll Industries, Inc.              1,146   $      33,486
                                                   -------------
TOTAL FOOD PRODUCTS                                      114,683
                                                   -------------
TOTAL CONSUMER STAPLES                                   347,826
                                                   -------------

MATERIALS 3.0%

  CHEMICALS 2.5%
Lyondell Chemical Co.                      3,896          87,504
Valspar Corp.                              1,119          52,235
Scotts Co. - Class A*                        717          45,995
IMC Global, Inc.*                          2,535          44,084
Olin Corp.                                 1,530          30,600
                                                   -------------
TOTAL CHEMICALS                                          260,418
                                                   -------------
  CONTAINERS & PACKAGING 0.5%
Packaging Corp. of America                 2,331          57,040
                                                   -------------
TOTAL CONTAINERS & PACKAGING                              57,040
                                                   -------------
TOTAL MATERIALS                                          317,458
                                                   -------------

UTILITIES 1.7%

  MULTI-UTILITIES 0.7%
Equitable Resources, Inc.                  1,355          73,590
                                                   -------------
TOTAL MULTI-UTILITIES                                     73,590
                                                   -------------
  ELECTRIC UTILITIES 0.6%
DPL, Inc.                                  2,762          56,842
                                                   -------------
TOTAL ELECTRIC UTILITIES                                  56,842
                                                   -------------
  WATER UTILITIES 0.4%
Aqua America, Inc.                         2,029          44,861
                                                   -------------
TOTAL WATER UTILITIES                                     44,861
                                                   -------------
TOTAL UTILITIES                                          175,293
                                                   -------------
TELECOMMUNICATION SERVICES 0.2%

  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.2%
  Cincinnati Bell, Inc. *                  5,360          18,706
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                  18,706
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                          18,706
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $10,147,599)                                  10,283,727
                                                   -------------
                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.2%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                 $    21,677          21,677
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $21,677)                                          21,677
                                                   -------------
SECURITIES LENDING COLLATERAL  0.3%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                           31,649          31,649
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $31,649)                                          31,649
                                                   -------------
TOTAL INVESTMENTS 98.4%
  (Cost $10,200,925)                               $  10,337,053
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.6%                               $     167,281
                                                   =============
NET ASSETS - 100.0%                                $  10,504,334

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.


--------------------------------------------------------------------------------


LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  97.9%

INFORMATION TECHNOLOGY 25.1%

  SOFTWARE 8.2%
Microsoft Corp.                            8,036   $     222,195
Oracle Corp.*                              3,822          43,112
Symantec Corp.*                              233          12,787
Electronic Arts, Inc.*+                      224          10,302
Adobe Systems, Inc.+                         177           8,756
Intuit, Inc.*+                               142           6,447
Autodesk, Inc.+                               84           4,085
Mercury Interactive Corp.*                    69           2,407
Citrix Systems, Inc.*                        125           2,190
Parametric Technology Corp.*                 199           1,051
                                                   -------------
TOTAL SOFTWARE                                           313,332
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 5.4%
Intel Corp.                                4,741          95,104
Texas Instruments, Inc.                    1,279          27,217
Applied Materials, Inc.*                   1,255          20,695
Analog Devices, Inc.+                        280          10,858
Maxim Integrated Products, Inc.+             240          10,150
Linear Technology Corp.                      227           8,227
Xilinx, Inc.                                 257           6,939
Broadcom Corp. - Class A*                    238           6,495
KLA-Tencor Corp.*+                           145           6,015
Altera Corp.*+                               275           5,382
National Semiconductor Corp.*                265           4,105
Teradyne, Inc.*                              143           1,916
PMC - Sierra, Inc.*                          131           1,154
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                204,257
                                                   -------------
  COMPUTERS & PERIPHERALS 4.9%
International Business Machines
Corp.                                      1,238         106,146
Dell, Inc.*                                1,845          65,682
Lexmark International, Inc.*                  96           8,065
Network Appliance, Inc.*                     264           6,072
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            185,965
                                                   -------------
  COMMUNICATIONS EQUIPMENT 4.0%
Cisco Systems, Inc.*                       4,997          90,446
Qualcomm, Inc.                             1,203          46,965
Lucent Technologies, Inc.*+                3,185          10,096
Avaya, Inc.*                                 335           4,670
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           152,177
                                                   -------------
  IT CONSULTING & SERVICES 1.4%
First Data Corp.                             634          27,579
Automatic Data Processing, Inc.              432          17,850
Paychex, Inc.                                279           8,412
                                                   -------------
TOTAL IT CONSULTING & SERVICES                            53,841
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.9%
Yahoo!, Inc.*+                             1,006          34,113
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                        34,113
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
Agilent Technologies, Inc.*                  359           7,744
Solectron Corp.*                             711           3,519
Symbol Technologies, Inc.                    177           2,237
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                  13,500
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                             957,185
                                                   -------------

HEALTH CARE 21.8%

  PHARMACEUTICALS 14.2%
Pfizer, Inc.                               5,581         170,779
Johnson & Johnson, Inc.                    2,194         123,588
Merck & Co., Inc.                          1,640          54,120
Eli Lilly & Co.                              836          50,202
Abbott Laboratories                        1,154          48,883
Wyeth                                        986          36,876
Bristol-Myers Squibb Co.                   1,438          34,038
Forest Laboratories, Inc.*                   274          12,325
Allergan, Inc.                                97           7,037
Mylan Laboratories, Inc.+                    199           3,582
                                                   -------------
TOTAL PHARMACEUTICALS                                    541,430
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.4%
Medtronic, Inc.                              894          46,399
Boston Scientific Corp.*+                    622          24,712
Guidant Corp.+                               232          15,321


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Baxter International, Inc.                   454   $      14,601
Zimmer Holdings, Inc.*                       181          14,306
Stryker Corp.                                297          14,280
St. Jude Medical, Inc.*                      131           9,860
Becton Dickinson & Co.                       185           9,564
Biomet, Inc.                                 188           8,813
C.R. Bard, Inc.                               77           4,361
Waters Corp.*                                 87           3,837
Millipore Corp.*                              37           1,770
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   167,824
                                                   -------------
  BIOTECHNOLOGY 1.7%
Amgen, Inc.*+                                936          53,052
Gilead Sciences, Inc.*+                      318          11,887
                                                   -------------
TOTAL BIOTECHNOLOGY                                       64,939
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.5%
UnitedHealth Group, Inc.                     491          36,206
Cardinal Health, Inc.                        318          13,919
IMS Health, Inc.                             173           4,138
Express Scripts, Inc.*                        57           3,725
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                    57,988
                                                   -------------
TOTAL HEALTH CARE                                        832,181
                                                   -------------

CONSUMER STAPLES 18.9%

  FOOD & DRUG RETAILING 5.5%
Wal-Mart Stores, Inc.                      3,136         166,835
Walgreen Co.                                 757          27,124
Sysco Corp.                                  473          14,152
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              208,111
                                                   -------------
  BEVERAGES 4.5%
Coca-Cola Co.                              1,793          71,810
PepsiCo, Inc.                              1,252          60,910
Anheuser-Busch Cos., Inc.                    592          29,570
Pepsi Bottling Group, Inc.                   188           5,104
Brown-Forman Corp. - Class B                  90           4,122
                                                   -------------
TOTAL BEVERAGES                                          171,516
                                                   -------------
  HOUSEHOLD PRODUCTS 4.0%
Procter & Gamble Co.                       1,879         101,692
Kimberly-Clark Corp.                         365          23,575
Colgate-Palmolive Co.                        392          17,711
Clorox Co.                                   157           8,368
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                 151,346
                                                   -------------
  TOBACCO 2.0%
Altria Group, Inc.                         1,516          71,312
UST, Inc.                                    122           4,912
                                                   -------------
TOTAL TOBACCO                                             76,224
                                                   -------------
  FOOD PRODUCTS 1.7%
Sara Lee Corp.                               586          13,396
Kellogg Co.                                  306          13,054
WM Wrigley Jr Co.                            166          10,510
H.J. Heinz Co.                               258           9,293
Hershey Foods Corp.+                         182           8,501
Campbell Soup Co.                            303           7,966
McCormick & Co., Inc.                        101           3,468
                                                   -------------
TOTAL FOOD PRODUCTS                                       66,188
                                                   -------------
  PERSONAL PRODUCTS 1.2%
Gillette Co.                                 740          30,888
Avon Products, Inc.+                         349          15,244
                                                   -------------
TOTAL PERSONAL PRODUCTS                                   46,132
                                                   -------------
TOTAL CONSUMER STAPLES                                   719,517
                                                   -------------

INDUSTRIALS 14.4%

  INDUSTRIAL CONGLOMERATES 8.1%
General Electric Co.                       7,803         262,025
3M Co.                                       578          46,222
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                           308,247
                                                   -------------
  AEROSPACE & DEFENSE 1.9%
United Technologies Corp.                    378          35,298
Boeing Co.+                                  620          32,004
Rockwell Collins, Inc.                       131           4,865
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                 72,167
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  AIR FREIGHT & COURIERS 1.6%
United Parcel Service, Inc. -
Class B                                      831   $      63,090
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                              63,090
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 1.2%
Apollo Group, Inc. - Class A*                143          10,492
Pitney Bowes, Inc.                           171           7,541
H&R Block, Inc.                              122           6,029
Avery Dennison Corp.                          82           5,394
Cintas Corp.                                 127           5,339
Robert Half International, Inc.              127           3,273
Equifax, Inc.                                101           2,662
Monster Worldwide, Inc.*                      88           2,168
Deluxe Corp.                                  37           1,518
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                      44,416
                                                   -------------
  MACHINERY 0.9%
Caterpillar, Inc.                            253          20,354
Danaher Corp.                                228          11,692
Navistar International Corp.*                 52           1,934
                                                   -------------
TOTAL MACHINERY                                           33,980
                                                   -------------
  ELECTRICAL EQUIPMENT 0.5%
Emerson Electric Co.                         311          19,248
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                19,248
                                                   -------------
  BUILDING PRODUCTS 0.2%
American Standard Cos., Inc.*                158           6,148
                                                   -------------
TOTAL BUILDING PRODUCTS                                    6,148
                                                   -------------
  AIRLINES 0.0%
Delta Air Lines, Inc.*+                       93             306
                                                   -------------
TOTAL AIRLINES                                               306
                                                   -------------
TOTAL INDUSTRIALS                                        547,602
                                                   -------------
CONSUMER DISCRETIONARY 9.0%

  SPECIALTY RETAIL 4.2%
Home Depot, Inc.                           1,623          63,622
Lowe's Cos., Inc.+                           576          31,306
Best Buy Co., Inc.                           240          13,018
The Gap, Inc.                                668          12,492
Staples, Inc.                                368          10,974
Bed Bath & Beyond, Inc.*                     222           8,238
TJX Cos., Inc.                               361           7,956
AutoZone, Inc.*                               61           4,712
Sherwin-Williams Co.                         105           4,616
RadioShack Corp.                             118           3,379
                                                   -------------
TOTAL SPECIALTY RETAIL                                   160,313
                                                   -------------
  INTERNET & CATALOG RETAIL 1.2%
eBay, Inc.*+                                 489          44,959
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                           44,959
                                                   -------------
  MEDIA 0.9%
McGraw-Hill Cos., Inc.                       140          11,157
Omnicom Group                                138          10,082
New York Times Co. - Class A                 109           4,262
Knight-Ridder, Inc.                           57           3,731
Dow Jones & Co., Inc.+                        61           2,477
Meredith Corp.                                37           1,901
                                                   -------------
TOTAL MEDIA                                               33,610
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 0.8%
Starbucks Corp.*                             294          13,365
International Game Technology,
Inc.                                         255           9,167
Yum! Brands, Inc.                            215           8,742
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                        31,274
                                                   -------------
  TEXTILES & APPAREL 0.6%
Nike, Inc. - Class B+                        195          15,366
Coach, Inc.*                                 139           5,896
                                                   -------------
TOTAL TEXTILES & APPAREL                                  21,262
                                                   -------------
  MULTILINE RETAIL 0.5%
Kohl's Corp.*+                               253          12,192
Dollar General Corp.                         243           4,897
Family Dollar Stores, Inc.                   124           3,360
                                                   -------------
TOTAL MULTILINE RETAIL                                    20,449
                                                   -------------
  HOUSEHOLD DURABLES 0.4%
Fortune Brands, Inc.                         106           7,854


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Black & Decker Corp.                          59   $       4,569
Maytag Corp.                                  58           1,065
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                  13,488
                                                   -------------
  AUTOMOBILES 0.3%
Harley-Davidson, Inc.                        218          12,958
                                                   -------------
TOTAL AUTOMOBILES                                         12,958
                                                   -------------
  AUTO COMPONENTS 0.1%
Delphi Corp.                                 415           3,855
                                                   -------------
TOTAL AUTO COMPONENTS                                      3,855
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                             342,168
                                                   -------------
FINANCIALS 4.2%

  CONSUMER FINANCE 1.6%
American Express Co.                         937          48,218
SLM Corp.                                    322          14,361
                                                   -------------
TOTAL CONSUMER FINANCE                                    62,579
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 1.2%
Fannie Mae                                   715          45,331
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                          45,331
                                                   -------------
  INSURANCE 0.5%
Marsh & McLennan Cos., Inc.+                 385          17,618
                                                   -------------
TOTAL INSURANCE                                           17,618
                                                   -------------
  BANKS 0.3%
North Fork Bancorporation, Inc.              231          10,268
                                                   -------------
TOTAL BANKS                                               10,268
                                                   -------------
  REAL ESTATE 0.2%
Simon Property Group, Inc.                   154           8,259
                                                   -------------
TOTAL REAL ESTATE                                          8,259
                                                   -------------
  DIVERSIFIED FINANCIALS 0.2%
Moody's Corp.                                109           7,984
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                               7,984
                                                   -------------
  CAPITAL MARKETS 0.2%
T. Rowe Price Group, Inc.                     94           4,789
Federated Investors, Inc. -
Class B                                       80           2,275
                                                   -------------
TOTAL CAPITAL MARKETS                                      7,064
                                                   -------------
TOTAL FINANCIALS                                         159,103
                                                   -------------

MATERIALS 2.6%

  CHEMICALS 2.2%
EI Du Pont de Nemours & Co.                  738          31,586
Dow Chemical Co.                             694          31,355
Praxair, Inc.                                240          10,257
Ecolab, Inc.                                 190           5,974
Sigma-Aldrich Corp.                           51           2,958
International Flavors &
Fragrances, Inc.                              70           2,674
Hercules, Inc.*                               83           1,183
                                                   -------------
TOTAL CHEMICALS                                           85,987
                                                   -------------
  CONTAINERS & PACKAGING 0.2%
Ball Corp.                                    83           3,106
Sealed Air Corp.*                             62           2,874
Pactiv Corp.*                                111           2,581
                                                   -------------
TOTAL CONTAINERS & PACKAGING                               8,561
                                                   -------------
  METALS & MINING 0.2%
Freeport-McMoRan Copper & Gold,
Inc. - Class B+                              131           5,305
Allegheny Technologies, Inc.                  70           1,278
                                                   -------------
TOTAL METALS & MINING                                      6,583
                                                   -------------
TOTAL MATERIALS                                          101,131
                                                   -------------
ENERGY 1.2%

  ENERGY EQUIPMENT & SERVICES 1.2%
Schlumberger Ltd.                            436          29,347
Halliburton Co.                              326          10,983


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
BJ Services Co.+                             119   $       6,237
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                         46,567
                                                   -------------
TOTAL ENERGY                                              46,567
                                                   -------------
TELECOMMUNICATION SERVICES 0.6%

  WIRELESS TELECOMMUNICATION SERVICES 0.5%
Nextel Communications, Inc. -
Class A*                                     823          19,620
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                 19,620
                                                   -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.1%
Qwest Communications
International*                             1,341           4,466
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                   4,466
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                          24,086
                                                   -------------

UTILITIES 0.1%
  MULTI-UTILITIES 0.1%
AES Corp.*                                   478           4,775
                                                   -------------
TOTAL MULTI-UTILITIES                                      4,775
                                                   -------------
TOTAL UTILITIES                                            4,775
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $3,676,368)                                    3,734,315
                                                   -------------
                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.7%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                 $    27,307          27,307
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $27,307)                                          27,307
                                                   -------------
SECURITIES LENDING COLLATERAL  4.0%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                          151,279         151,279
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $151,279)                                        151,279
                                                   -------------
TOTAL INVESTMENTS 102.6%
  (Cost $3,854,954)                                $   3,912,901
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (2.6)%                                  $     (99,115)
                                                   =============
NET ASSETS - 100.0%                                $   3,813,786

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.


--------------------------------------------------------------------------------



SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.8%

INDUSTRIALS 24.0%

  BUILDING PRODUCTS 8.3%
Masco Corp.+                              17,300   $     597,369
American Standard Cos., Inc.*             10,300         400,773
Simpson Manufacturing Co., Inc.+           3,000         189,600
York International Corp.+                  4,501         142,187
Lennox International, Inc.                 8,301         124,017
USG Corp.*+                                6,700         122,141
Griffon Corp.*+                            5,200         109,720
NCI Building Systems, Inc.*                3,400         108,460
                                                   -------------
TOTAL BUILDING PRODUCTS                                1,794,267
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 8.0%
W.W. Grainger, Inc.                        7,700         443,905
Fastenal Co.                               6,600         380,160
MSC Industrial Direct Co. -
Class A                                    9,100         310,128
Hughes Supply, Inc.                        8,400         252,588
Applied Industrial
Technologies, Inc.                         4,800         171,552
Watsco, Inc.                               5,700         171,171
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                 1,729,504
                                                   -------------
  AEROSPACE & DEFENSE 7.7%
United Technologies Corp.                  2,500         233,450
Boeing Co.+                                4,200         216,804
Honeywell International, Inc.              5,100         182,886
Lockheed Martin Corp.                      2,800         156,184
General Dynamics Corp.                     1,400         142,940
Northrop Grumman Corp.+                    2,500         133,325
Raytheon Co.                               3,500         132,930
Rockwell Collins, Inc.                     2,400          89,136
L-3 Communications Holdings,
Inc.                                       1,300          87,100
Precision Castparts Corp.                  1,100          66,055
Goodrich Corp.                             1,900          59,584
Empresa Brasileira De
Aeronautica SA                             2,000          52,800
Alliant Techsystems, Inc.*                   800          48,400
United Defense Industries, Inc.*           1,200          47,988
Engineered Support Systems,                  600          27,384
Inc.+
                                                   -------------
TOTAL AEROSPACE & DEFENSE                              1,676,966
                                                   -------------
TOTAL INDUSTRIALS                                      5,200,737
                                                   -------------
ENERGY 17.5%

  ENERGY EQUIPMENT & SERVICES 8.8%
Schlumberger Ltd.                          4,200         282,702
Halliburton Co.                            5,200         175,188
Baker Hughes, Inc.+                        4,000         174,880
Transocean, Inc.*+                         4,500         161,010
BJ Services Co.+                           2,500         131,025
Tenaris SA - SP ADR                        2,700         123,093
Weatherford International Ltd.*            2,400         122,448
GlobalSantaFe Corp.                        3,900         119,535
Smith International, Inc.*+                1,900         115,387
Diamond Offshore Drilling+                 3,100         102,269
ENSCO International, Inc.                  3,100         101,277
Precision Drilling Corp.*+                 1,500          86,250
Patterson-UTI Energy, Inc.                 4,100          78,187
Nabors Industries Ltd.*+                   1,400          66,290
Noble Corp.*+                              1,400          62,930
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                      1,902,471
                                                   -------------
  OIL & GAS 8.7%
Exxon Mobil Corp.                          5,300         256,149
BP  PLC - SP ADR                           3,600         207,108
Total SA - SP ADR+                         1,700         173,689
ChevronTexaco Corp.                        3,000         160,920
Royal Dutch Petroleum Co.                  2,700         139,320
ENI-Ente Nazionale Idrocarburi
SpA+                                       1,200         134,760
PetroChina Co. Ltd. - SP ADR               2,500         134,400
Shell Transport & Trading  Co.
PLC - SP ADR                               2,700         120,177
ConocoPhillips                             1,400         115,990
Petroleo Brasiliero SA -
Petrobras                                  2,500          88,125
China Petroleum & Chemical
Corp. - SP ADR                             2,100          86,205
Occidental Petroleum Corp.                 1,300          72,709
Repsol YPF SA - SP ADR                     3,200          70,144
EnCana Corp.                               1,500          69,450


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Imperial Oil Ltd.                          1,300   $      67,223
                                                   -------------
TOTAL OIL & GAS                                        1,896,369
                                                   -------------
TOTAL ENERGY                                           3,798,840
                                                   -------------

CONSUMER DISCRETIONARY 17.3%

  HOTELS RESTAURANTS & LEISURE 9.7%
Carnival Corp.+                            5,150         243,543
McDonald's Corp.                           8,430         236,293
Starbucks Corp.*+                          4,830         219,572
Marriott International, Inc. -
Class A                                    2,950         153,282
Yum! Brands, Inc.+                         3,720         151,255
International Game Technology,
Inc.                                       4,170         149,912
Starwood Hotels & Resorts
Worldwide, Inc.                            3,120         144,830
Royal Caribbean Cruises Ltd.+              3,270         142,572
Hilton Hotels Corp.                        6,940         130,750
MGM Mirage, Inc.*                          2,410         119,657
Harrah's Entertainment, Inc.               1,900         100,662
Darden Restaurants, Inc.                   3,670          85,584
Wendy's International, Inc.                2,530          85,008
Outback Steakhouse, Inc.                   1,700          70,601
Brinker International, Inc.*+              1,900          59,185
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                     2,092,706
                                                   -------------
  TEXTILES & APPAREL 7.6%
Nike, Inc. - Class B                       3,400         267,920
Coach, Inc.*                               4,100         173,922
VF Corp.                                   3,000         148,350
Jones Apparel Group, Inc.                  3,700         132,460
Liz Claiborne, Inc.                        3,300         124,476
Polo Ralph Lauren Corp.                    3,300         120,021
Fossil, Inc.*                              3,000          92,820
Reebok International Ltd.                  2,400          88,128
Columbia Sportswear Co.*                   1,600          87,200
Timberland Co. - Class A*                  1,500          85,200
Quiksilver, Inc.*                          2,800          71,176
Tommy Hilfiger Corp.*                      6,800          67,116
Kellwood Co.                               1,700          61,965
Wolverine World Wide, Inc.+                2,400          60,480
Warnaco Group, Inc.*                       2,704          60,110
                                                   -------------
TOTAL TEXTILES & APPAREL                               1,641,344
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           3,734,050
                                                   -------------
FINANCIALS 15.6%

  REAL ESTATE 7.9%
Simon Property Group, Inc.+                2,700         144,801
Equity Office Properties Trust+            5,100         138,975
Vornado Realty Trust                       2,000         125,360
Equity Residential                         4,000         124,000
Rouse Co.                                  1,800         120,384
General Growth Properties, Inc.+           3,700         114,700
Plum Creek Timber (REIT) Co.,
Inc.                                       3,200         112,096
Boston Properties, Inc.                    2,000         110,780
ProLogis                                   3,100         109,244
Public Storage, Inc.                       2,200         109,010
KIMCO Realty Corp.                         2,100         107,730
Archstone-Smith Trust                      3,400         107,576
Brookfield Properties Corp.                3,100         100,006
Host Marriott Corp.*+                      6,900          96,807
Duke Realty Corp.                          2,800          92,960
                                                   -------------
TOTAL REAL ESTATE                                      1,714,429
                                                   -------------
  CONSUMER FINANCE 7.7%
American Express Co.                       8,800         452,848
MBNA Corp.                                12,300         309,960
SLM Corp.                                  5,300         236,380
Capital One Financial Corp.                3,100         229,090
Providian Financial Corp.*                 7,600         118,104
AmeriCredit Corp.*                         4,900         102,312
First Marblehead Corp.*                    2,000          92,800
MoneyGram International, Inc.              4,100          70,028
Cash America International, Inc.           1,900          46,474
                                                   -------------
TOTAL CONSUMER FINANCE                                 1,657,996
                                                   -------------
TOTAL FINANCIALS                                       3,372,425
                                                   -------------
INFORMATION TECHNOLOGY 9.2%

  INTERNET SOFTWARE & SERVICES 8.7%
Yahoo!, Inc.*+                            31,372       1,063,824
VeriSign, Inc.*+                          11,660         231,801


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
WebEx Communications, Inc.*                6,470   $     141,175
EarthLink, Inc.*+                         12,150         125,145
Open Text Corp.*+                          4,160          71,802
RealNetworks, Inc.*+                      13,830          64,448
DoubleClick, Inc.*                         9,570          56,559
PEC Solutions, Inc.*                       4,420          51,802
United Online, Inc.*                       4,840          46,561
Ariba, Inc.*                               3,663          34,212
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                     1,887,329
                                                   -------------
  SOFTWARE 0.5%
Internet Security Systems,
Inc.*+                                     5,640          95,880
                                                   -------------
TOTAL SOFTWARE                                            95,880
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           1,983,209
                                                   -------------
HEALTH CARE 7.7%

  HEALTH CARE EQUIPMENT & SUPPLIES 7.7%
Medtronic, Inc.                            4,600         238,740
Boston Scientific Corp.*+                  4,400         174,812
Alcon, Inc.                                1,900         152,380
Guidant Corp.+                             2,100         138,684
Zimmer Holdings, Inc.*                     1,700         134,368
Baxter International, Inc.                 3,900         125,424
Stryker Corp.                              2,600         125,008
Biomet, Inc.+                              2,500         117,200
St. Jude Medical, Inc.*                    1,500         112,905
Becton Dickinson & Co.                     2,000         103,400
C.R. Bard, Inc.                            1,300          73,619
DENTSPLY International, Inc.               1,300          67,522
Varian Medical Systems, Inc.*              1,600          55,312
Hillenbrand Industries, Inc.                 900          45,477
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 1,664,851
                                                   -------------
TOTAL HEALTH CARE                                      1,664,851
                                                   -------------
CONSUMER STAPLES 7.5%

  PERSONAL PRODUCTS 7.5%
Gillette Co.                              12,800         534,272
Avon Products, Inc.+                       8,800         384,384
Estee Lauder Cos., Inc. - Class A          5,800         242,440
Alberto-Culver Co. - Class B               3,500         152,180
Nu Skin Enterprises, Inc.                  4,300         101,093
Chattem, Inc.*                             2,300          74,175
NBTY, Inc.*                                3,300          71,148
Elizabeth Arden, Inc.*                     2,800          58,968
                                                   -------------
TOTAL PERSONAL PRODUCTS                                1,618,660
                                                   -------------
TOTAL CONSUMER STAPLES                                 1,618,660
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $19,613,731)                                  21,372,772
                                                   -------------
                                            FACE
                                          AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS  1.0%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04              $      228,503         228,503
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $228,503)                                        228,503
                                                   -------------
SECURITIES LENDING COLLATERAL  15.0%
Investment in Securities Lending Short
Term Investment Portfolio held by
      U.S. Bank                        3,242,656       3,242,656
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,242,656)                                    3,242,656
                                                   -------------
TOTAL INVESTMENTS 114.8%
  (Cost $23,084,890)                               $  24,843,931
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (14.8)%                                 $  (3,211,968)
                                                   =============
NET ASSETS - 100.0%                                $  21,631,963

  * Non-Income Producing Securities.

  + All or a portion of this security is on loan at September
      30, 2004.

  REIT - Real Estate Investment Trust.

  ADR - American Depository Receipt.


--------------------------------------------------------------------------------





AMERIGO
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 2.8%
Berkshire Hathaway, Inc. -
  Class A*                                    34   $   2,946,100
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $3,088,853)                                    2,946,100
                                                   -------------
EXCHANGE TRADED FUNDS  86.9%
iShares Russell 1000 Value
  Index Fund+                            270,000      16,351,200
iShares MSCI EAFE Index Fund+             91,500      12,938,100
iShares Russell Midcap Growth
  Index Fund+                            130,000       9,711,000
iShares S&P 500 Index Fund/US+            79,000       8,832,200
iShares MSCI Japan Index Fund+           762,000       7,391,400
iShares MSCI Emerging Markets
  Index Fund+                             39,000       6,727,500
iShares MSCI Pacific ex-Japan
  Index Fund+                             52,000       4,160,520
iShares S&P 100 Index Fund+               75,000       4,025,250
SPDR Trust Series 1+                      34,500       3,855,720
iShares Dow Jones US Healthcare
  Sector Index Fund+                      69,000       3,846,060
iShares MSCI Canada Index Fund           200,000       3,086,000
Industrial Select Sector SPDR
  Fund                                    96,000       2,722,560
iShares Morningstar Large Core
  Index Fund+                             42,000       2,500,260
iShares Dow Jones Select
  Dividend Index Fund+                    31,000       1,777,540
iShares Dow Jones U.S.
  Transportation Index Fund+              24,000       1,402,320
iShares MSCI EMU Index Fund               12,500         778,625
iShares Morningstar Mid Core
  Index Fund                              11,000         648,560
iShares S&P Global 100 Index
  Fund+                                    8,000         451,280
iShares MSCI Singapore Index
  Fund+                                   53,300         362,440
                                                   -------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $87,045,935)                                  91,568,535
                                                   -------------
MONEY MARKET MUTUAL FUNDS 12.7%
First American Prime
  Obligations Fund                    13,329,178      13,329,178
                                                   -------------
TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $13,329,178)                                  13,329,178
                                                   -------------

----------------------------------------------------------------
                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL 30.0%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                             31,603,780   $  31,603,780
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $31,603,780)                                  31,603,780
                                                   =============
TOTAL INVESTMENTS 132.4%
  (Cost $135,067,746)                              $ 139,447,593
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (32.4)%                                 $ (34,109,826)
                                                   =============
NET ASSETS - 100.0%                                $ 105,337,767

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004.


--------------------------------------------------------------------------------



CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 1.4%
Berkshire Hathaway, Inc. -
  Class A*                                    12   $   1,039,800
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $1,037,837)                                    1,039,800
                                                   -------------
EXCHANGE TRADED FUNDS 72.5%
iShares Lehman 1-3 Year
  Treasury Bond Fund+                    219,000      17,966,760
iShares MSCI EAFE Index Fund+             60,000       8,484,000
iShares Dow Jones Select
  Dividend Index Fund+                   126,000       7,224,840
iShares Russell 1000 Value
  Index Fund                              65,100       3,942,456
iShares Morningstar Large Core
  Index Fund                              48,000       2,857,440
iShares Dow Jones US Healthcare
  Sector Index Fund                       45,000       2,508,300
iShares S&P 500 Index Fund/US+            21,700       2,426,060
iShares S&P 100 Index Fund+               44,000       2,361,480
iShares Morningstar Mid Core
  Index Fund                              36,000       2,122,560
iShares Russell Midcap Growth
  Index Fund+                             26,000       1,942,200
iShares Lehman Aggregate Bond
  Fund+                                   12,700       1,303,909
                                                   -------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $51,915,303)                                  53,140,005
                                                   -------------
MONEY MARKET MUTUAL FUNDS 14.2%
First American Prime
  Obligations Fund                    10,372,802      10,372,802
                                                   -------------
TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $10,372,802)                                  10,372,802
                                                   -------------
MUTUAL FUNDS 6.7%
Van Kampen Senior Income Trust+          320,000       2,787,200
Templeton Global Income Fund+            247,000       2,151,370
                                                   -------------
TOTAL MUTUAL  FUNDS
  (Cost $4,790,916)                                    4,938,570
                                                   -------------

                                            FACE
                                          AMOUNT
----------------------------------------------------------------
FEDERAL AGENCY BONDS 6.3%
United States Treasury Inflation
  Indexed Bonds
  3.38% due 01/15/07              $    3,407,175       3,640,487
  3.63% due 01/15/08                     879,315         964,361
                                                   -------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $4,594,199)                                    4,604,848
                                                   -------------
SECURITIES LENDING COLLATERAL 25.1%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                             18,353,020      18,353,020
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $18,353,020)                                  18,353,020
                                                   =============
TOTAL INVESTMENTS 126.2%
  (Cost $91,064,077)                               $  92,449,045
                                                   =============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (26.2)%                                 $ (19,171,998)
                                                   =============
NET ASSETS - 100.0%                                $  73,277,047

*     Non-Income Producing Securities.

+     All or a portion of this security is on loan at September 30, 2004


--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  64.6%
Fannie Mae*
  1.44% due 10/06/04              $   25,000,000   $  24,995,000
  1.50% due 12/01/04                  10,000,000       9,974,583
Farmer Mac*
  1.53% due 10/27/04                  25,000,000      24,972,375
Federal Farm Credit Bank*
  1.67% due 10/04/04                  50,000,000      49,993,042
Federal Home Loan Bank*
  1.45% due 10/15/04                  50,000,000      49,971,805
Freddie Mac*
  1.45% due 10/12/04                  25,000,000      24,988,924
  1.59% due 11/16/04                  25,000,000      24,949,208
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $209,844,937)                                209,844,937
                                                   -------------
REPURCHASE AGREEMENTS  31.3%

Collateralized by U.S. Treasury
  Obligations
Lehman Brothers, Inc. at
  1.72% due 10/01/04              $   22,297,658      22,297,658
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  26,514,616      26,514,616
Morgan Stanley, Inc. at
  1.71% due 10/01/04                  26,514,616      26,514,616
Smith Barney at 1.65% due 10/01/04    26,514,616      26,514,616
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $101,841,506)                                101,841,506
                                                   -------------
TOTAL INVESTMENTS 95.9%
  (Cost $311,686,443)                              $ 311,686,443
                                                   =============
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.1%                               $  13,426,616
                                                   =============
NET ASSETS - 100.0%                                $ 325,113,059

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.3%
Wells Fargo & Co.                         22,360    $  1,333,327
U.S. Bancorp                              36,723       1,061,295
Bank of America Corp.                     23,106       1,001,183
Freddie Mac                               14,967         976,447
Washington Mutual, Inc.                   22,791         890,672
Countrywide Financial Corp.               21,158         833,414
SunTrust Banks, Inc.                      11,270         793,521
PNC Financial Services Group,
  Inc.                                    13,201         714,174
KeyCorp                                   21,726         686,541
M&T Bank Corp.                             7,000         669,900
Comerica, Inc.                            10,825         642,464
UnionBanCal Corp.                         10,431         617,619
National Commerce Financial
  Corp.+                                  17,462         597,375
J.P. Morgan Chase & Co.                   14,532         577,356
Huntington Bancshares, Inc.               23,020         573,428
MGIC Investment Corp.+                     8,595         571,997
Compass Bancshares, Inc.                  12,490         547,312
Radian Group, Inc.+                       11,752         543,295
Zions Bancorporation                       8,891         542,707
Hibernia Corp. - Class A                  20,318         536,598
PMI Group, Inc.                           12,851         521,493
Commerce Bancshares, Inc.                 10,378         499,078
Webster Financial Corp.                    9,723         480,219
Astoria Financial Corp.                   13,449         477,305
Wachovia Corp.                            10,022         470,533
International Bancshares Corp.            12,597         462,940
NewAlliance Bancshares, Inc.              32,156         461,439
Washington Federal, Inc.                  18,210         457,981
Fannie Mae                                 7,184         455,466
Whitney Holding Corp.                     10,672         448,224
Downey Financial Corp.+                    8,150         447,924
Community First Bankshares, Inc.          13,403         429,700
BankUnited Financial Corp. -
  Class A*                                14,644         426,873
Commercial Federal Corp.                  15,402         415,546
Waypoint Financial Corp.                  15,065         415,342
Anchor BanCorp Wisconsin, Inc.            15,448         400,103
Irwin Financial Corp.                     15,428         398,351
Riggs National Corp.+                     17,562         389,876
Gold Banc Corp., Inc.                     25,783         347,813
National Australia Bank Ltd. -
  SP ADR                                   3,410         334,180
Barclays  PLC - SP ADR                     8,320         321,901
Credit Suisse Group - SP ADR*             10,040         320,678
Mitsubishi Tokyo Financial                36,549         304,819
  Group, Inc. - SP ADR+
Kookmin Bank - SP ADR*                     9,509         302,766
Westcorp                                   5,205         221,317
R&G Financial Corp. - Class B              5,190         200,593
National City Corp.                        4,704         181,668
Fifth Third Bancorp                        3,383         166,511
BB&T Corp.+                                4,010         159,157
Golden West Financial Corp.                  747          82,880
SouthTrust Corp.                           1,301          54,200
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $24,923,402)                                  25,767,501
                                                    ------------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.9%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  244,678         244,678
                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $244,678)                                        244,678
                                                    ------------
SECURITIES LENDING COLLATERAL  5.4%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              1,423,507       1,423,507
                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,423,507)                                    1,423,507
                                                    ============
TOTAL INVESTMENTS 104.6%
  (Cost $26,591,587)                                 $27,435,686
                                                    ============
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.6)%                                   $ (1,212,514)
                                                    ============
NET ASSETS - 100.0%                                 $ 26,223,172
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30, 2004.

ADR - American Depository Receipt.

--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.5%
EI Du Pont de Nemours & Co.               38,427     $ 1,644,676
Dow Chemical Co.                          28,560       1,290,341
Phelps Dodge Corp.+                       11,265       1,036,718
PPG Industries, Inc.                      16,279         997,577
Georgia-Pacific Corp.+                    26,599         956,234
International Paper Co.+                  23,031         930,683
United States Steel Corp.+                20,411         767,862
Ecolab, Inc.                              24,420         767,765
Alcoa, Inc.                               22,715         762,997
Sigma-Aldrich Corp.                       12,762         740,196
Pactiv Corp.*                             29,843         693,850
Engelhard Corp.                           24,392         691,513
Sealed Air Corp.*+                        14,907         690,939
Rohm & Haas Co.+                          15,206         653,402
Massey Energy Co.+                        21,780         630,095
Owens-Illinois, Inc.*                     38,863         621,808
Potlatch Corp.+                           13,251         620,279
Newmont Mining Corp.+                     12,952         589,705
OM Group, Inc.*+                          14,345         524,453
Louisiana-Pacific Corp.+                  20,100         521,595
Consol Energy, Inc.+                      14,360         501,020
Eastman Chemical Co.                      10,274         488,529
Monsanto Co.                              13,280         483,658
Lafarge North America, Inc.                9,870         462,804
Weyerhaeuser Co.                           6,895         458,380
Praxair, Inc.                             10,364         442,957
Lubrizol Corp.+                           12,620         436,652
RPM International, Inc.                   23,900         421,835
Air Products & Chemicals, Inc.             7,757         421,826
Southern Peru Copper Corp.                 7,908         408,527
Vulcan Materials Co.                       7,871         401,027
International Steel Group,
  Inc.*+                                  11,550         389,235
Glamis Gold Ltd.*                         20,657         386,906
Agrium, Inc.                              21,590         383,438
Nucor Corp.+                               4,049         369,957
Georgia Gulf Corp.                         8,150         363,408
Alcan, Inc.+                               7,560         361,368
Agnico-Eagle Mines Ltd.+                  24,520         350,146
Rio Tinto  PLC - SP ADR                    3,130         340,074
Sonoco Products Co.                       12,610         333,408
Bemis Co.                                 12,537         333,233
Eagle Materials, Inc.                      4,470         318,711
Valspar Corp.                              6,509         303,840
Inco Ltd.*+                                7,720         301,466
Headwaters, Inc.*                          9,377         289,374
Worthington Industries, Inc.              13,200         281,820
Airgas, Inc.                              11,512         277,094
Lyondell Chemical Co.+                    11,705         262,894
Crompton Corp.                            27,420         260,216
Albemarle Corp.                            7,400         259,666
AptarGroup, Inc.                           5,854         257,400
IMC Global, Inc.*+                        14,790         257,198
Packaging Corp. of America                10,410         254,733
Minerals Technologies, Inc.                4,225         248,683
Texas Industries, Inc.+                    4,650         239,196
Freeport-McMoRan Copper & Gold,
  Inc. - Class B+                          5,779         234,050
Cabot Corp.                                5,630         217,149
MeadWestvaco Corp.                         6,493         207,127
Sensient Technologies Corp.+               9,508         205,753
Millennium Chemicals, Inc.*                9,250         196,193
Quanex Corp.                               3,770         193,326
W.R. Grace & Co.*                         19,895         188,008
Wausau-Mosinee Paper Corp.                11,081         184,499
Peabody Energy Corp.                       3,087         183,677
Longview Fibre Co.                        11,986         182,787
Florida Rock Industries, Inc.              3,618         177,246
H.B. Fuller Co.                            6,466         177,168
MacDermid, Inc.                            6,106         176,830
Ferro Corp.                                8,029         175,112
PolyOne Corp.*                            22,531         169,433
A. Schulman , Inc.                         7,579         167,041
Arch Chemicals, Inc.                       5,803         165,676
Allegheny Technologies, Inc.               9,070         165,528
International Flavors &
  Fragrances, Inc.                         4,282         163,572
Smurfit-Stone Container Corp.*+            8,360         161,933
Cemex SA de CV - SP ADR                    5,450         153,363
Caraustar Industries, Inc.*                9,140         153,278
Schweitzer-Mauduit
  International, Inc.                      4,553         147,517
Rock-Tenn Co. - Class A                    9,325         146,776
Deltic Timber Corp.                        3,667         145,910
Cambrex Corp.                              6,601         144,892
RTI International Metals, Inc.*            7,438         144,074
Glatfelter                                11,290         139,883
Ryerson Tull, Inc.                         8,100         139,077
Chesapeake Corp.                           5,635         135,353
Buckeye Technologies, Inc.*               11,563         128,927
Steel Technologies, Inc.                   5,010         128,341
Brush Engineered Materials,
  Inc.*                                    6,080         125,917
Myers Industries, Inc.                    10,411         114,000
Wellman, Inc.                             12,740         108,035
Pope & Talbot, Inc.                        5,820         102,432
Material Sciences Corp.*                   7,425         100,163
Omnova Solutions, Inc.*                   16,442          99,145
Quaker Chemical Corp.                      3,860          93,219
Ball Corp.                                 2,454          91,853
Penford Corp.                              4,648          80,922
A.M. Castle & Co.*                         7,853          79,708
Imco Recycling, Inc.*                      6,939          79,105
Commonwealth Industries, Inc.*             8,040          75,094
Temple-Inland, Inc.                          955          64,128
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $31,006,955)                                  35,096,587
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  1.0%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  343,118         343,118
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $343,118)                                        343,118
                                                     -----------
SECURITIES LENDING COLLATERAL  13.3%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              4,721,277       4,721,277
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,721,277)                                    4,721,277
                                                     ===========
TOTAL INVESTMENTS 112.8%
  (Cost $36,071,350)                                 $40,160,982
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (12.8)%                                   $(4,542,605)
                                                     ===========
NET ASSETS - 100.0%                                  $35,618,377
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
 2004.
ADR--American Depository Receipt.

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.2%
Amgen, Inc.*+                             16,082     $   911,528
Genentech, Inc.*+                         15,352         804,752
Gilead Sciences, Inc.*+                   13,862         518,162
Biogen Idec, Inc.*+                        8,178         500,248
Genzyme Corp.*+                            8,580         466,838
Celgene Corp.*+                            5,345         311,239
Millennium Pharmaceuticals,
  Inc.*+                                  20,598         282,399
Chiron Corp.*+                             6,333         279,919
Cephalon, Inc.*+                           4,910         235,189
ImClone Systems, Inc.*                     4,300         227,255
Charles River Laboratories
  International, Inc.*+                    4,134         189,337
Invitrogen Corp.*+                         3,245         178,443
Medimmune, Inc.*+                          6,688         158,506
Gen-Probe, Inc.*+                          3,941         157,128
Pharmion Corp.*                            2,938         151,883
Onyx Pharmaceuticals, Inc.*+               3,310         142,363
Connetics Corp.*+                          5,049         136,424
Affymetrix, Inc.*                          4,404         135,247
OSI Pharmaceuticals, Inc.*                 2,154         132,385
Amylin Pharmaceuticals, Inc.*              6,429         131,923
Abgenix, Inc.*+                           12,279         121,071
Neurocrine Biosciences, Inc.*              2,552         120,352
Idexx Laboratories, Inc.*                  2,369         120,203
Techne Corp.*                              3,079         117,556
QLT, Inc.*                                 6,980         116,217
Human Genome Sciences, Inc.*              10,634         116,017
Telik, Inc.*                               5,011         111,745
Digene Corp.*                              4,247         110,252
Angiotech Pharmaceuticals, Inc.*           5,089         103,154
United Therapeutics Corp.*                 2,906         101,507
Vicuron Pharmaceuticals, Inc.*             6,644          97,534
Incyte Corp.*+                             9,786          94,239
NPS Pharmaceuticals, Inc.*+                4,234          92,216
Vertex Pharmaceuticals, Inc.*+             8,577          90,058
Transkaryotic Therapies, Inc.*             4,823          85,512
Applera Corp. - Celera Genomics
  Group*                                   7,310          85,454
Serologicals Corp.*+                       3,550          82,821
Alkermes, Inc.*+                           7,167          82,707
Tanox, Inc.*                               4,809          81,128
Medarex, Inc.*+                           10,490          77,416
Myriad Genetics, Inc.*                     4,233          72,384
Ligand Pharmaceuticals, Inc. -
  Class B*                                 6,564          65,771
Regeneron Pharmaceuticals, Inc.*           7,165          62,192
Alexion Pharmaceuticals, Inc.*             3,450          62,100
deCODE genetics, Inc.*                     8,020          60,391
CV Therapeutics, Inc.*+                    4,808          60,100
Cubist Pharmaceuticals, Inc.*              6,027          59,547
Dendreon Corp.*                            6,706          56,397
Ariad Pharmaceuticals, Inc.*               8,413          56,283
Cell Genesys, Inc.*                        5,914          53,049
Protein Design Labs, Inc.*                 2,391          46,816
InterMune, Inc.*                           3,367          39,697
Oscient Pharmaceuticals Corp.*+           10,197          36,199
Martek Biosciences Corp.*+                   692          33,659
Cell Therapeutics, Inc.*+                  4,310          29,567
ICOS Corp.*                                1,223          29,523
Encysive Pharmaceuticals, Inc.*            2,608          23,550
Keryx Biopharmaceuticals, Inc.*            1,986          22,223
ILEX Oncology, Inc.*                         520          13,088
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $6,700,612)                                    8,940,863
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.9%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $   80,710          80,710
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $80,710)                                          80,710
                                                     -----------
SECURITIES LENDING COLLATERAL  34.3%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              3,122,094       3,122,094
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,122,094)                                    3,122,094
                                                     ===========
TOTAL INVESTMENTS 133.4%
  (Cost $9,903,416)                                  $12,143,667
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (33.4)%                                   $(3,038,014)
                                                     ===========
NET ASSETS - 100.0%                                  $ 9,105,653
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30, 2004.

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  97.9%
Procter & Gamble Co.                      30,960     $ 1,675,555
Altria Group, Inc.                        33,550       1,578,192
PepsiCo, Inc.                             30,043       1,461,592
Coca-Cola Co.                             32,750       1,311,637
Gillette Co.                              26,432       1,103,272
Anheuser-Busch Cos., Inc.                 17,960         897,102
Kellogg Co.                               20,170         860,452
Sara Lee Corp.                            37,550         858,393
General Mills, Inc.                       17,990         807,751
Sysco Corp.                               26,700         798,864
Kraft Foods, Inc. - Class A+              23,690         751,447
Kimberly-Clark Corp.                      11,370         734,388
H.J. Heinz Co.                            20,228         728,613
Colgate-Palmolive Co.                     15,920         719,266
Estee Lauder Cos., Inc. - Class
  A                                       15,480         647,064
Pepsi Bottling Group, Inc.+               22,700         616,305
Tyson Foods, Inc. - Class A+              34,130         546,763
Whole Foods Market, Inc.+                  6,160         528,466
Supervalu, Inc.+                          18,460         508,573
Hormel Foods Corp.+                       18,510         495,698
Dean Foods Co.*+                          16,340         490,527
7-Eleven, Inc.*                           22,058         440,719
Adolph Coors Co. - Class B                 6,230         423,142
Del Monte Foods Co.*                      39,845         417,974
J.M. Smucker Co.                           9,180         407,684
UST, Inc.                                  9,060         364,756
Pilgrim's Pride Corp.+                    13,240         358,539
Church & Dwight Co., Inc.                 12,420         348,505
Corn Products International,
  Inc.                                     7,535         347,363
Loews Corp. - Carolina Group              13,540         329,970
WM Wrigley Jr Co.+                         4,560         288,694
Ralcorp Holdings, Inc.*                    7,930         286,273
Coca-Cola Enterprises, Inc.               14,870         281,043
Performance Food Group Co.*+              11,620         275,394
Rayovac Corp.*                             9,710         255,859
Ruddick Corp.                             12,658         248,603
ConAgra Foods, Inc.+                       9,330         239,874
Hershey Foods Corp.+                       4,990         233,083
Energizer Holdings, Inc.*+                 4,990         230,039
Archer-Daniels-Midland Co.                12,040         204,439
Clorox Co.                                 3,660         195,078
Kroger Co.*+                              12,020         186,550
Campbell Soup Co.                          6,930         182,190
Sanderson Farms, Inc.                      5,320         177,954
Avon Products, Inc.+                       3,927         171,531
Alberto-Culver Co. - Class B               3,830         166,528
Natures Sunshine Products, Inc.            8,924         135,377
Albertson's, Inc.+                         5,610         134,247
Smithfield Foods, Inc.*                    5,050         126,250
NBTY, Inc.*                                5,030         108,447
Safeway, Inc.*+                            5,558         107,325
Reynolds American, Inc.+                   1,300          88,452
Brown-Forman Corp. - Class B               1,530          70,074
McCormick & Co., Inc.                        860          29,532
Constellation Brands, Inc. -
  Class A*                                   730          27,784
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $25,761,814)                                  26,009,192
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.9%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  239,197         239,197
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $239,197)                                        239,197
                                                     -----------
SECURITIES LENDING COLLATERAL  11.0%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              2,925,718       2,925,718
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,925,718)                                    2,925,718
                                                     ===========
TOTAL INVESTMENTS 109.8%
  (Cost $28,926,729)                                 $29,174,107
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (9.8)%                                    $(2,608,482)
                                                     ===========
NET ASSETS - 100.0%                                  $26,565,625
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
 2004.
--------------------------------------------------------------------------------

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.1%
Intel Corp.                               37,867      $  759,612
Applied Materials, Inc.*                  23,226         382,997
Texas Instruments, Inc.                   17,400         370,272
Maxim Integrated Products, Inc.+           5,808         245,620
Micron Technology, Inc.*+                 18,771         225,815
KLA-Tencor Corp.*                          5,372         222,831
Analog Devices, Inc.+                      5,526         214,298
Xilinx, Inc.+                              7,641         206,307
Lam Research Corp.*                        8,751         191,472
National Semiconductor Corp.*             11,970         185,415
Novellus Systems, Inc.*                    6,643         176,637
Linear Technology Corp.+                   4,873         176,598
Altera Corp.*+                             8,508         166,502
Broadcom Corp. - Class A*+                 6,047         165,023
Advanced Micro Devices, Inc.*+            12,434         161,642
Microchip Technology, Inc.                 5,844         156,853
Semtech Corp.*                             7,079         135,704
Cree, Inc.*+                               3,718         113,511
Teradyne, Inc.*                            8,076         108,218
Pericom Semiconductor Corp.*              11,036         106,608
Intersil Corp. - Class A                   6,661         106,110
Skyworks Solutions, Inc.*+                10,874         103,303
MEMC Electronic Materials, Inc.*          12,017         101,904
International Rectifier Corp.*             2,907          99,710
Fairchild Semiconductor
  International, Inc.*                     6,601          93,536
Rambus, Inc.*                              5,731          89,919
Micrel, Inc.*                              8,571          89,224
PMC - Sierra, Inc.*                        9,743          85,836
Varian Semiconductor Equipment
  Associates, Inc.*                        2,707          83,646
Cymer, Inc.*+                              2,903          83,200
ATMI, Inc.*                                3,922          80,323
Integrated Circuit Systems,
  Inc.*+                                   3,517          75,615
Axcelis Technologies, Inc.*                9,044          74,884
RF Micro Devices, Inc.*                   11,633          73,753
Nvidia Corp.*                              5,052          73,355
Atmel Corp.*+                             20,124          72,849
Silicon Laboratories, Inc.*                2,188          72,401
LSI Logic Corp.*                          16,650          71,761
Cabot Microelectronics Corp.*              1,931          69,999
Taiwan Semiconductor
  Manufacturing Co. Ltd. - SP
  ADR                                      9,803          69,993
Cypress Semiconductor Corp.*+              7,858          69,465
Helix Technology Corp.                     4,931          67,037
Integrated Device Technology,
  Inc.*                                    6,408          61,068
Cohu, Inc.                                 3,900          57,642
Applied Micro Circuits Corp.*+            17,843          55,849
Brooks Automation, Inc.*                   3,779          53,473
Power Integrations, Inc.*                  2,387          48,766
FEI Co.*                                   2,463          48,669
TriQuint Semiconductor, Inc.*             12,312          48,017
Microsemi Corp.*                           3,317          46,770
Actel Corp.*                               2,986          45,387
Amkor Technology, Inc.*                   12,251          44,716
Exar Corp.*+                               3,043          43,089
Lattice Semiconductor Corp.*               8,634          42,393
Photronics, Inc.*                          2,427          40,337
LTX Corp.*                                 6,900          37,329
Advanced Energy Industries,
  Inc.*                                    3,933          36,538
Kulicke & Soffa Industries,
  Inc.*                                    6,459          36,493
Conexant Systems, Inc.*+                  21,534          34,670
Ultratech, Inc.*                           1,925          30,165
Dupont Photomasks, Inc.*                   1,630          27,775
Kopin Corp.*                               5,943          24,188
STMicroelectronics NV                      1,392          24,054
Rudolph Technologies, Inc.*                1,391          23,285
Standard Microsystems Corp.*               1,192          20,872
Credence Systems Corp.*+                   2,466          17,755
ESS Technologies, Inc.*                    2,561          17,543
Infineon Technologies AG - SP
  ADR*                                       993          10,148
Alliance Semiconductor Corp.*              2,110           7,301
United Microelectronics Corp. -
  SP ADR*                                  2,047           6,919
Three-Five Systems, Inc.*                  2,263           6,201
                                                      ----------
TOTAL COMMON STOCKS
  (Cost $6,726,908)                                    7,277,170
                                                      ----------
                                            FACE
                                          AMOUNT
                                       ---------
REPURCHASE AGREEMENTS  0.8%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                    $ 61,065          61,065
                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $61,065)                                          61,065
                                                      ----------
SECURITIES LENDING COLLATERAL  6.8%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                                503,390         503,390
                                                      ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $503,390)                                        503,390
                                                      ==========

TOTAL INVESTMENTS 105.7%
  (Cost $7,291,363)                                   $7,841,625
                                                      ==========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (5.7)%                                     $ (419,849)
                                                      ==========
NET ASSETS - 100.0%                                   $7,421,776
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
  2004.
ADR - American Depository Receipt.

--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.5%
Exxon Mobil Corp.                         78,105     $ 3,774,815
BP  PLC - SP ADR                          50,150       2,885,129
ChevronTexaco Corp.                       43,040       2,308,666
Total SA - SP ADR+                        21,410       2,187,460
Royal Dutch Petroleum Co.                 36,110       1,863,276
ConocoPhillips                            18,819       1,559,154
Shell Transport & Trading  Co.
  PLC - SP ADR                            30,100       1,339,751
Repsol YPF SA - SP ADR                    53,719       1,177,520
Schlumberger Ltd.                         15,130       1,018,400
Anadarko Petroleum Corp.                  15,137       1,004,491
Devon Energy Corp.                        12,788         908,076
Weatherford International Ltd.*+          17,180         876,524
Occidental Petroleum Corp.                15,480         865,796
Kerr-McGee Corp.                          15,084         863,559
Burlington Resources, Inc.+               20,800         848,640
Apache Corp.                              16,278         815,691
Transocean, Inc.*+                        21,990         786,802
Rowan Cos., Inc.*+                        27,910         736,824
Marathon Oil Corp.                        17,575         725,496
Valero Energy Corp.+                       8,970         719,484
Sunoco, Inc.+                              9,703         717,828
Kinder Morgan, Inc.                       11,120         698,558
Murphy Oil Corp.                           8,050         698,498
Unocal Corp.+                             14,960         643,280
Offshore Logistics, Inc.*                 17,871         615,120
Amerada Hess Corp.                         6,440         573,160
Dril-Quip, Inc.*                          25,400         566,420
Premcor, Inc.*                            14,660         564,410
Baker Hughes, Inc.+                       12,654         553,233
Forest Oil Corp.*+                        18,350         552,702
XTO Energy, Inc.+                         16,667         541,344
Nabors Industries Ltd.*+                  11,360         537,896
EOG Resources, Inc.+                       7,470         491,899
Vintage Petroleum, Inc.                   24,250         486,698
Frontier Oil Corp.                        19,438         458,931
Cal Dive International, Inc.*             12,690         452,018
El Paso Corp.+                            47,648         437,885
Diamond Offshore Drilling+                13,210         435,798
BJ Services Co.+                           8,300         435,003
Chesapeake Energy Corp.+                  26,530         419,970
Plains Exploration & Production
  Co.*+                                   17,080         407,529
Newfield Exploration Co.*                  6,420         393,161
Hanover Compressor Co.*                   28,099         377,932
Pioneer Natural Resources Co.             10,453         360,416
Patterson-UTI Energy, Inc.                18,880         360,042
Southwestern Energy Co.*                   7,998         335,836
Unit Corp.*+                               9,500         333,260
Overseas Shipholding Group,                6,524         323,851
  Inc.
Ashland, Inc.                              5,698         319,544
Noble Energy, Inc.                         5,160         300,518
Williams Cos., Inc.                       23,060         279,026
Smith International, Inc.*+                4,330         262,961
Precision Drilling Corp.*+                 4,520         259,900
Stone Energy Corp.*                        5,795         253,589
Cimarex Energy Co.*                        6,799         237,557
Tetra Technologies, Inc.*                  7,218         224,119
St. Mary Land & Exploration Co.            5,200         207,012
Maverick Tube Corp.*+                      6,610         203,654
Patina Oil & Gas Corp.                     6,698         198,060
Swift Energy Co.*                          7,920         189,763
Helmerich & Payne, Inc.                    6,146         176,329
Noble Corp.*+                              3,880         174,406
National-Oilwell, Inc.*                    5,280         173,501
Veritas DGC, Inc.*+                        7,490         170,622
Oceaneering International,
  Inc.*+                                   4,604         169,611
Spinnaker Exploration Co.*+                4,790         167,842
Halliburton Co.                            4,405         148,404
CARBO Ceramics, Inc.                       2,017         145,506
Grant Prideco, Inc.*                       7,020         143,840
Remington Oil & Gas Corp.*                 4,840         127,050
Input/Output, Inc.*+                      11,430         117,843
Cabot Oil & Gas Corp.                      2,220          99,678
SAN Juan Basin Royalty TR                  3,220          98,242
Lone Star Technologies, Inc.*+             2,276          86,033
Atwood Oceanics, Inc.*                     1,780          84,621
Pogo Producing Co.                         1,639          77,771
Kinder Morgan Energy Partners-LP           1,410          66,044
Teekay Shipping Corp.                      1,200          51,708
Tesoro Petroleum Corp.*+                   1,730          51,087
OMI Corp.                                  3,160          50,623
General Maritime Corp*                     1,450          50,504
Frontline, Ltd.                            1,060          50,021
PetroKazakhstan, Inc.-Class A              1,391          47,670
Western Gas Resources, Inc.                1,530          43,743
W-H Energy Services, Inc.*                 1,726          35,815
Key Energy Services, Inc.*                   160           1,768
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $37,992,236)                                  46,584,217
                                                     -----------

                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  1.0%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  484,028         484,028
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $484,028)                                        484,028
                                                     -----------
SECURITIES LENDING COLLATERAL  12.3%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              5,833,543       5,833,543
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,833,543)                                    5,833,543
                                                     ===========
TOTAL INVESTMENTS 111.8%
  (Cost $44,309,807)                                 $52,901,788
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (11.8)%                                   $(5,578,776)
                                                     ===========
NET ASSETS - 100.0%                                  $47,323,012
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
  2004.
ADR--American Depository Receipt.

--------------------------------------------------------------------------------

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  97.2%
Schlumberger Ltd.                         38,976     $ 2,623,475
Transocean, Inc.*+                        46,612       1,667,777
Baker Hughes, Inc.+                       36,070       1,576,980
Nabors Industries Ltd.*+                  32,402       1,534,235
BJ Services Co.+                          27,036       1,416,957
Halliburton Co.                           41,215       1,388,533
Weatherford International Ltd.*+          23,532       1,200,603
Pride International, Inc.*+               57,584       1,139,587
Tidewater, Inc.                           31,319       1,019,433
Cal Dive International, Inc.*             26,653         949,380
Smith International, Inc.*+               15,199         923,035
Diamond Offshore Drilling+                27,390         903,596
Helmerich & Payne, Inc.                   30,791         883,394
FMC Technologies, Inc.*                   24,928         832,595
Grant Prideco, Inc.*+                     40,240         824,518
National-Oilwell, Inc.*                   24,878         817,491
Noble Corp.*+                             18,171         816,786
Cooper Cameron Corp.*                     14,859         814,868
Patterson-UTI Energy, Inc.                37,802         720,884
Unit Corp.*+                              19,853         696,443
Atwood Oceanics, Inc.*                    14,634         695,700
Rowan Cos., Inc.*+                        25,225         665,940
ENSCO International, Inc.                 20,248         661,502
Offshore Logistics, Inc.*                 17,771         611,678
Lone Star Technologies, Inc.*+            15,994         604,573
Varco International, Inc.*                22,162         594,385
W-H Energy Services, Inc.*                27,876         578,427
Maverick Tube Corp.*+                     17,669         544,382
CARBO Ceramics, Inc.                       6,999         504,908
Dril-Quip, Inc.*                          22,207         495,216
Oceaneering International,
  Inc.*+                                  10,547         388,552
Hydril*                                    8,103         348,024
Input/Output, Inc.*+                      28,560         294,454
Tetra Technologies, Inc.*                  8,535         265,012
Precision Drilling Corp.*+                 4,190         240,925
Veritas DGC, Inc.*+                        9,580         218,232
Universal Compression Holdings,
  Inc.*                                    4,710         160,470
Hanover Compressor Co.*                    9,945         133,760
SEACOR Holdings, Inc.*                     1,714          80,130
Core Laboratories NV*                      1,290          31,721
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $25,747,313)                                  30,868,561
                                                     -----------

                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  1.1%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  355,983     $   355,983
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $355,983)                                        355,983
                                                     -----------
SECURITIES LENDING COLLATERAL  18.4%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              5,827,099       5,827,099
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,827,099)                                    5,827,099
                                                     ===========
TOTAL INVESTMENTS 116.7%
  (Cost $31,930,395)                                 $37,051,643
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.7)%                                   $(5,308,770)
                                                     ===========
NET ASSETS - 100.0%                                  $31,742,873
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30, 2004.

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.2%
Citigroup, Inc.                           17,570     $   775,188
J.P. Morgan Chase & Co.                   14,557         578,350
Wachovia Corp.+                           12,023         564,480
MetLife, Inc.                             12,570         485,830
Washington Mutual, Inc.                   12,396         484,436
Countrywide Financial Corp.               12,190         480,164
Capital One Financial Corp.+               5,994         442,957
PNC Financial Services Group,
  Inc.                                     7,954         430,311
Chubb Corp.+                               5,910         415,355
KeyCorp                                   13,132         414,971
XL Capital Ltd.+                           5,497         406,723
Loews Corp.                                6,786         396,981
Vornado Realty Trust                       6,300         394,884
Banknorth Group, Inc.                     11,008         385,280
Principal Financial Group, Inc.+          10,681         384,196
Markel Corp.*                              1,206         371,930
Radian Group, Inc.+                        8,002         369,932
Everest Re Group Ltd.                      4,963         368,900
MGIC Investment Corp.+                     5,512         366,824
PMI Group, Inc.                            8,962         363,678
Hudson City Bancorp, Inc.                 10,136         362,261
SAFECO Corp.+                              7,920         361,548
Commerce Bancorp/NJ, Inc.+                 6,529         360,401
New York Community Bancorp, Inc.          17,260         354,520
CNA Financial Corp.*                      14,558         349,538
United Dominion Realty Trust,
  Inc.+                                   17,560         348,215
Independence Community Bank
  Corp.                                    8,900         347,545
Camden Property Trust+                     7,494         346,223
CBL & Associates Properties,
  Inc.+                                    5,626         342,905
Student Loan Corp.                         2,416         342,468
HCC Insurance Holdings, Inc.+             11,325         341,449
Shurgard Storage Centers, Inc.
  - Class A                                8,753         339,616
Astoria Financial Corp.                    9,546         338,787
Friedman Billings Ramsey Group,
  Inc. - Class A+                         17,556         335,320
Nationwide Financial Services              9,515         334,072
LandAmerica Financial Group,
  Inc.                                     7,331         333,560
Lexington Corporate  Properties
  Trust                                   15,297         332,098
Horace Mann Educators Corp.               18,673         328,271
Entertainment Properties Trust+            8,676         327,953
Annaly Mortgage Mgt.+                     19,038         326,121
Flagstar Bancorp, Inc.                    15,200         323,456
Greater Bay Bancorp+                      11,239         323,121
Susquehanna Bancshares, Inc.              12,929         318,053
Commercial Federal Corp.+                 11,707         315,855
Bank of New York Co., Inc.                10,322         301,093
Moody's Corp.                              4,040         295,930
HSBC Holdings Plc+                         3,640         290,472
American Express Co.                       5,410         278,399
Gold Banc Corp., Inc.                     20,365         274,724
Kookmin Bank - SP ADR*                     8,509         270,927
First Republic Bank+                       5,656         260,176
Nuveen Investments, Inc. -
  Class A                                  8,755         259,148
AMB Property Corp.                         6,250         231,375
Transatlantic Holdings, Inc.               4,115         223,650
T. Rowe Price Group, Inc.                  4,366         222,404
Mellon Financial Corp.                     7,666         212,271
Fremont General Corp.                      8,900         206,035
State Street Corp.                         4,780         204,154
Kilroy Realty Corp.                        4,970         189,009
Bank of America Corp.                      4,110         178,086
Eaton Vance Corp.+                         4,380         176,908
American International Group,
  Inc.                                     2,510         170,655
Simon Property Group, Inc.                 2,950         158,208
NewAlliance Bancshares, Inc.              10,480         150,388
MBNA Corp.                                 5,218         131,494
Odyssey Re Holdings Corp.+                 5,805         128,755
Legg Mason, Inc.+                          2,312         123,134
Golden West Financial Corp.                1,090         120,935
Blackrock, Inc.                            1,520         111,705
Franklin Resources, Inc.                   1,670          93,119
SLM Corp.                                  2,020          90,092
UBS AG                                     1,240          87,209
Trizec Properties, Inc.                    5,175          82,645
Providian Financial Corp.*+                5,159          80,171
Host Marriott Corp.*                       5,360          75,201
AmeriCredit Corp.*                         3,272          68,319
Wells Fargo & Co.                          1,034          61,657
Investors Financial Services
  Corp.                                    1,260          56,864
American Capital Strategies,
  Ltd.                                     1,530          47,950
First Marblehead Corp.*                    1,002          46,493
Prudential Financial, Inc.                   890          41,866
Capital Automotive REIT                      993          31,051
W.R. Berkley Corp.                           609          25,675
ProAssurance Corp.*                          730          25,565
Piper Jaffray Cos., Inc.*                    567          22,447
Fannie Mae                                   283          17,942
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $22,392,836)                                  23,139,027
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.8%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  193,868         193,868
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $193,868)                                        193,868
                                                     -----------
SECURITIES LENDING COLLATERAL  16.3%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              3,836,012       3,836,012
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,836,012)                                    3,836,012
                                                     ===========
TOTAL INVESTMENTS 115.3%
  (Cost $26,422,716)                                 $27,168,907
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.3)%                                   $(3,605,273)
                                                     ===========
NET ASSETS - 100.0%                                  $23,563,634
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
  2004.
ADR - American Depository Receipt.
REIT - Real Estate Investment Trust.

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  97.2%
Pfizer, Inc.                              73,422     $ 2,246,713
Johnson & Johnson, Inc.                   28,464       1,603,377
Abbott Laboratories                       24,707       1,046,589
Eli Lilly & Co.                           14,790         888,139
Merck & Co., Inc.                         26,450         872,850
Bristol-Myers Squibb Co.+                 35,080         830,344
Genentech, Inc.*+                         15,232         798,461
UnitedHealth Group, Inc.                  10,742         792,115
Wyeth                                     19,890         743,886
Amgen, Inc.*+                             12,424         704,192
Guidant Corp.+                            10,410         687,476
Medtronic, Inc.                           13,000         674,700
Boston Scientific Corp.*+                 15,580         618,993
Gilead Sciences, Inc.*+                   16,470         615,649
Biogen Idec, Inc.*+                        7,515         459,693
CIGNA Corp.                                6,210         432,402
Baxter International, Inc.                12,650         406,824
Aetna, Inc.                                4,050         404,717
Zimmer Holdings, Inc.*                     5,020         396,781
Allergan, Inc.+                            5,330         386,692
St. Jude Medical, Inc.*                    5,060         380,866
Genzyme Corp.*+                            6,770         368,356
WellPoint Health Networks, Inc.*           3,360         353,102
Anthem, Inc.*+                             3,997         348,738
Caremark Rx, Inc.*+                        9,916         318,006
Schering AG - SP ADR                       5,040         316,260
Becton Dickinson & Co.                     5,620         290,554
Forest Laboratories, Inc.*                 6,430         289,221
Quest Diagnostics, Inc.+                   2,930         258,485
IMS Health, Inc.                          10,660         254,987
Stryker Corp.                              5,230         251,458
Patterson Cos., Inc.*+                     3,180         243,461
Celgene Corp.*+                            4,160         242,237
Varian Medical Systems, Inc.*              7,000         241,990
HCA, Inc.+                                 6,160         235,004
Biomet, Inc.+                              5,010         234,869
McKesson Corp.+                            9,108         233,620
Millennium Pharmaceuticals,
  Inc.*+                                  16,520         226,489
C.R. Bard, Inc.                            3,960         224,255
Express Scripts, Inc.*+                    3,360         219,542
DENTSPLY International, Inc.               4,220         219,187
Cardinal Health, Inc.                      4,910         214,911
Sepracor, Inc.*+                           4,390         214,144
Bausch & Lomb, Inc.+                       3,120         207,324
Fisher Scientific
  International*+                          3,530         205,905
Schering-Plough Corp.+                    10,540         200,892
Applera Corp. - Applied                   10,460         197,380
  Biosystems Group
ImClone Systems, Inc.*+                    3,670         193,960
Laboratory Corp. of America
  Holdings*+                               4,200         183,624
Elan Corp. PLC -SP ADR*+                   7,720         180,648
Hillenbrand Industries, Inc.               3,457         174,682
Novo-Nordisk A/S - SP ADR                  3,180         174,169
Coventry Health Care, Inc.*+               3,120         166,514
Cephalon, Inc.*+                           3,280         157,112
Covance, Inc.*                             3,780         151,087
Henry Schein, Inc.*+                       2,390         148,921
Dade Behring Holdings, Inc.*               2,430         135,395
Chiron Corp.*+                             2,970         131,274
MGI Pharma, Inc.*                          4,700         125,443
Edwards Lifesciences Corp.*                3,697         123,850
Amylin Pharmaceuticals, Inc.*              5,810         119,221
Barr Pharmaceuticals, Inc.*                2,807         116,294
Humana, Inc.*                              5,650         112,887
Cerner Corp.*+                             2,580         111,611
Pacificare Health Systems, Inc.*           2,930         107,531
DaVita, Inc.*                              3,360         104,664
Omnicare, Inc.                             3,640         103,230
Andrx Corp.*                               4,583         102,476
Beckman Coulter, Inc.                      1,811         101,633
First Health Group Corp.*                  6,249         100,546
Manor Care, Inc.                           3,230          96,771
Invacare Corp.                             2,080          95,680
Sierra Health Services, Inc.*              1,990          95,381
Invitrogen Corp.*+                         1,730          95,133
Health Management Associates,
  Inc. - Class A+                          4,640          94,795
Hospira, Inc.*                             2,910          89,046
WellChoice, Inc.*                          2,300          85,859
Universal Health Services, Inc.
  - Class B+                               1,950          84,825
Pharmaceutical Product
  Development, Inc.*                       2,356          84,816
Health Net, Inc.*                          3,420          84,542
Accredo Health, Inc.*                      3,200          75,424
Visx, Inc.*+                               3,660          75,396
Community Health Systems, Inc.*            2,710          72,303
Haemonetics Corp./Mass*                    2,110          69,292
Vertex Pharmaceuticals, Inc.*+             6,366          66,843
American Healthways, Inc.*                 2,240          65,206
Conmed Corp.*                              2,430          63,909
Chemed Corp.                               1,080          60,199
Service Corp. International/US*            9,650          59,927
Priority Healthcare Corp. -                2,930          59,040
  Class B*
Sola International, Inc.*                  2,980          56,769
Arthocare Corp.*                           1,900          55,651
Analogic Corp.+                            1,162          48,444
Pediatrix Medical Group, Inc.*               800          43,880
Regeneron Pharmaceuticals, Inc.*           4,820          41,838
RehabCare Group, Inc.*                     1,467          33,785
Protein Design Labs, Inc.*+                1,590          31,132
Triad Hospitals, Inc.*                       851          29,308
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $25,644,036)                                  27,643,802
                                                     -----------
                                            FACE
                                          AMOUNT
-----------------------------------------------------------------
REPURCHASE AGREEMENTS  1.0%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  291,845         291,845
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $291,845)                                        291,845
                                                     -----------
SECURITIES LENDING COLLATERAL  15.4%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              4,373,813       4,373,813
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,373,813)                                    4,373,813
                                                     ===========
TOTAL INVESTMENTS 113.6%
  (Cost $30,309,694)                                 $32,309,460
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (13.6)%                                   $(3,869,628)
                                                     ===========
NET ASSETS - 100.0%                                  $28,439,832
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
  2004.
ADR--American Depository Receipt.

--------------------------------------------------------------------------------


INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.1%
Cisco Systems, Inc.*                      92,448     $ 1,673,309
eBay, Inc.*+                              14,665       1,348,300
Qualcomm, Inc.                            29,112       1,136,533
Time Warner, Inc.*+                       68,715       1,109,060
Yahoo!, Inc.*+                            30,277       1,026,693
Research In Motion Ltd.*+                 10,653         813,250
Amazon.com, Inc.*+                        17,549         717,052
Intuit, Inc.*+                            14,883         675,688
Symantec Corp.*+                          11,797         647,419
Qwest Communications
  International*                         160,816         535,517
McAfee, Inc.*+                            23,577         473,898
TIBCO Software, Inc.*                     47,310         402,608
Sun Microsystems, Inc.*                   96,543         390,034
Juniper Networks, Inc.*+                  16,345         385,742
WebMD Corp.*                              52,436         364,955
EarthLink, Inc.*+                         35,371         364,321
E*Trade Financial Corp.*                  30,934         353,266
F5 Networks, Inc.*+                       11,340         345,416
InterActiveCorp*+                         15,266         336,157
CheckFree Corp.*+                         11,814         326,893
Red Hat, Inc.*+                           25,111         307,359
VeriSign, Inc.*                           14,496         288,181
United Online, Inc.*                      25,360         243,963
Jupitermedia Corp.*                       10,490         186,722
Priceline.com, Inc.*+                      8,124         180,109
ValueClick, Inc.*                         18,772         177,208
Netflix, Inc.*+                           11,380         175,480
aQuantive, Inc.*                          17,040         164,436
Digitas, Inc.*                            21,270         164,417
Broadcom Corp. - Class A*+                 5,994         163,576
Siebel Systems, Inc.*                     17,985         135,607
Foundry Networks, Inc.*                   14,020         133,050
PalmOne, Inc.*+                            4,121         125,443
NetBank, Inc.                             11,430         114,414
Check Point Software
  Technologies Ltd.*+                      6,553         111,205
BEA Systems, Inc.*                        12,364          85,435
Monster Worldwide, Inc.*                   3,177          78,281
WebEx Communications, Inc.*                2,595          56,623
Sonicwall, Inc.*                           8,270          55,905
CNET Networks, Inc.*                       3,480          31,842
Akamai Technologies, Inc.*+                2,210          31,051
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $12,426,448)                                  16,436,418
                                                     -----------

                                            FACE
                                          AMOUNT
                                       ---------
REPURCHASE AGREEMENTS  1.1%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                   $ 188,234         188,234
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $188,234)                                        188,234
                                                     -----------
SECURITIES LENDING COLLATERAL  29.3%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              4,913,063       4,913,063
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,913,063)                                    4,913,063
                                                     ===========
TOTAL INVESTMENTS 128.5%
  (Cost $17,527,745)                                 $21,537,715
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (28.5)%                                   $(4,775,008)
                                                     ===========
NET ASSETS - 100.0%                                  $16,762,707
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30, 2004.

--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.2%
Time Warner, Inc.*+                       48,940     $   789,892
Walt Disney Co.                           28,880         651,244
McDonald's Corp.                          21,059         590,284
Viacom, Inc. - Class B                    14,220         477,223
Starbucks Corp.*+                         10,065         457,555
International Game Technology,
  Inc.                                    11,816         424,785
Marriott International, Inc. -
  Class A                                  7,505         389,960
Mattel, Inc.+                             19,869         360,225
Electronic Arts, Inc.*+                    7,440         342,166
Carnival Corp.+                            7,173         339,211
MGM Mirage, Inc.*                          6,580         326,697
Fox Entertainment Group, Inc. -
  Class A*+                                9,240         256,318
Brinker International, Inc.*+              8,201         255,461
Choice Hotels International,
  Inc.                                     4,338         249,825
Applebee's International, Inc.             9,752         246,531
Hasbro, Inc.+                             12,515         235,282
CEC Entertainment, Inc.*                   6,350         233,362
Ruby Tuesday, Inc.+                        8,367         233,188
Jack in the Box, Inc.*                     6,950         220,523
WMS Industries, Inc.*+                     8,270         212,456
Argosy Gaming Co.*                         4,966         194,667
Hilton Hotels Corp.                        9,980         188,023
THQ, Inc.*+                                9,500         184,870
Lone Star Steakhouse & Saloon,
  Inc.                                     7,103         183,470
Yum! Brands, Inc.+                         4,472         181,832
Ryan's Restaurant Group, Inc.*            12,250         181,790
Papa John's International,
  Inc.*+                                   5,820         178,558
4Kids Entertainment, Inc.*                 8,683         175,397
CBRL Group, Inc.+                          4,835         174,447
Krispy Kreme Doughnuts, Inc.*+            13,750         174,075
Landry's Restaurants, Inc.                 6,030         164,559
Arctic Cat, Inc.                           6,293         163,303
Multimedia Games, Inc.*                   10,250         158,875
Sonic Corp.*                               6,170         158,137
Eastman Kodak Co.+                         4,715         151,917
Sturm Ruger & Co., Inc.                   16,677         150,260
Starwood Hotels & Resorts
  Worldwide, Inc.                          3,100         143,902
Activision, Inc.*                         10,375         143,901
Polaris Industries, Inc.                   2,542         141,894
Outback Steakhouse, Inc.                   3,245         134,765
Darden Restaurants, Inc.                   5,715         133,274
Bally Total Fitness Holding               34,270         124,743
  Corp.*
Wendy's International, Inc.                3,623         121,733
News Corp. Ltd. - SP ADR+                  3,690         121,290
Scientific Games Corp. - Class
  A*                                       4,730          90,343
Mandalay Resort Group                      1,315          90,275
Marvel Enterprises, Inc.*                  5,810          84,594
Caesars Entertainment, Inc.*               4,611          77,004
Harrah's Entertainment, Inc.               1,438          76,185
Pixar, Inc.*+                                890          70,221
International Speedway Corp. -
  Class A                                  1,370          68,363
Shuffle Master, Inc.*+                     1,690          63,307
Action Performance Cos., Inc.              6,070          61,489
JAKKS Pacific, Inc.*                       2,400          55,200
Brunswick Corp.                            1,075          49,192
Meade Instruments Corp.*                  14,624          45,481
GTECH Holdings Corp.                       1,730          43,804
Station Casinos, Inc.                        510          25,010
Metro-Goldwyn-Mayer, Inc.*                 2,120          24,528
Boyd Gaming Corp.                            400          11,260
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $10,574,542)                                  12,058,126
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  1.5%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  189,486         189,486
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $189,486)                                        189,486
                                                     -----------
SECURITIES LENDING COLLATERAL  14.3%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              1,758,899       1,758,899
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,758,899)                                    1,758,899
                                                     -----------
TOTAL INVESTMENTS 114.0%
  (Cost $12,522,927)                                 $14,006,511
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (14.0)%                                   $(1,723,997)
                                                     ===========
NET ASSETS - 100.0%                                  $12,282,514
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
  2004.
ADR - American Depository Receipt.

--------------------------------------------------------------------------------

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  97.8%
Newmont Mining Corp.+                    107,614     $ 4,899,665
Freeport-McMoRan Copper & Gold,
  Inc. - Class B+                         91,908       3,722,274
Barrick Gold Corp.+                       99,610       2,095,794
AngloGold Ashanti Ltd. - SP ADR+          53,168       2,068,235
Placer Dome, Inc.                         97,348       1,935,278
Pan American Silver Corp.*                96,200       1,638,286
Coeur d'Alene Mines Corp.*+              338,313       1,603,604
Gold Fields Ltd. - SP ADR+               116,251       1,586,826
Goldcorp, Inc.+                          113,943       1,579,250
Harmony Gold Mining Co. Ltd. -
  SP ADR+                                113,238       1,542,302
Wheaton River Minerals Ltd.*+            396,401       1,248,663
Golden Star Resources Ltd.*+             229,039       1,207,036
Silver Standard Resources,
  Inc.*+                                  72,824       1,203,052
Hecla Mining Co.*                        159,037       1,183,235
Glamis Gold Ltd.*                         62,650       1,173,434
Bema Gold Corp.*                         353,867       1,128,836
Kinross Gold Corp.*                      156,938       1,064,040
Meridian Gold, Inc.*                      61,965       1,036,055
Apex Silver Mines Ltd.*                   46,888       1,017,470
Agnico-Eagle Mines Ltd.+                  66,778         953,590
Cia de Minas Buenaventura SA -
  SP ADR                                  39,695         942,756
Stillwater Mining Co.*                    59,227         918,019
Durban Roodepoort Deep Ltd. -
  SP ADR*+                               312,454         628,345
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $27,033,486)                                  36,376,045
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.7%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  272,998         272,998
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $272,998)                                        272,998
                                                     -----------
SECURITIES LENDING COLLATERAL  20.5%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              7,618,712       7,618,712
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $7,618,712)                                    7,618,712
                                                     -----------
TOTAL INVESTMENTS 119.0%
  (Cost $34,925,196)                                 $44,267,755
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.0)%                                   $(7,068,165)
                                                     ===========
NET ASSETS - 100.0%                                  $37,199,590
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
  2004.
ADR--American Depository Receipt.

--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.1%
Equity Office Properties Trust+           15,371     $   418,861
Simon Property Group, Inc.+                7,752         415,740
Equity Residential                        12,751         395,281
Rouse Co.                                  5,723         382,754
Vornado Realty Trust                       5,855         366,991
General Growth Properties, Inc.+          10,657         330,367
KIMCO Realty Corp.                         6,335         324,985
Archstone-Smith Trust                     10,221         323,392
Plum Creek Timber (REIT) Co.,
  Inc.                                     9,185         321,751
Boston Properties, Inc.                    5,756         318,825
Public Storage, Inc.+                      6,394         316,823
ProLogis                                   8,916         314,200
Duke Realty Corp.                          8,647         287,080
AvalonBay Communities, Inc.+               4,554         274,242
iStar Financial, Inc.                      6,580         271,293
Developers Diversified Realty
  Corp.                                    6,485         253,888
Health Care Property Investors,
  Inc.                                     9,244         240,344
Apartment Investment &
  Management Co. - Class A                 6,737         234,313
Liberty Property Trust                     5,733         228,403
Macerich Co.                               4,214         224,564
Weingarten Realty Investors                6,678         220,441
Mack-Cali Realty Corp.                     4,958         219,639
AMB Property Corp.                         5,790         214,346
Chelsea Property Group, Inc.               3,187         213,848
Regency Centers Corp.+                     4,590         213,389
Mills Corp.                                4,110         213,186
New Plan Excel Realty Trust                8,408         210,200
Hospitality Properties Trust               4,922         209,136
Pan Pacific Retail Properties,
  Inc.                                     3,659         197,952
United Dominion Realty Trust,
  Inc.+                                    9,866         195,643
Thornburg Mortgage, Inc.                   6,632         192,394
CenterPoint Properties Trust               4,390         191,316
Arden Realty, Inc.                         5,871         191,277
Rayonier, Inc.                             4,190         189,556
Federal Realty Investment Trust+           4,306         189,464
CBL & Associates Properties,
  Inc.+                                    3,081         187,787
Shurgard Storage Centers, Inc.
  - Class A                                4,681         181,623
BRE Properties - Class A+                  4,724         181,165
CarrAmerica Realty Corp.                   5,503         179,948
SL Green Realty Corp.                      3,450         178,744
HRPT Properties Trust                     16,240         178,478
Health Care REIT, Inc.                     5,066         178,323
Camden Property Trust+                     3,750         173,250
Reckson Associates Realty Corp.+           5,944         170,890
Prentiss Properties Trust                  4,697         169,092
Realty Income Corp.                        3,752         168,953
Pennsylvania Real Estate
  Investment Trust                         4,264         164,846
Essex Property Trust, Inc.                 2,280         163,818
Healthcare Realty Trust, Inc.              4,170         162,797
Cousins Properties, Inc.                   4,579         157,105
First Industrial Realty Trust,
  Inc.+                                    4,229         156,050
Crescent Real Estate EQT Co.+              9,894         155,732
Washington Real Estate
  Investment Trust                         4,961         150,318
Taubman Centers, Inc.                      5,814         150,176
Alexandria Real Estate
  Equities, Inc.                           2,248         147,739
Nationwide Health Properties,
  Inc.                                     7,063         146,557
Heritage Property Investment
  Trust                                    4,918         143,458
Highwoods Properties, Inc.                 5,729         140,991
Home Properties, Inc.                      3,496         138,302
Brandywine Realty Trust+                   4,856         138,299
Capital Automotive REIT                    4,372         136,712
Kilroy Realty Corp.                        3,593         136,642
Post Properties, Inc.                      4,521         135,178
Lexington Corporate  Properties
  Trust                                    5,933         128,805
Colonial Properties Trust                  3,113         125,205
Gables Residential Trust                   3,633         124,067
Glimcher Realty Trust                      4,970         120,771
Commercial Net Lease Realty                6,580         119,888
Corporate Office Properties
  Trust SBI MD                             4,674         119,748
Summit Properties, Inc.                    4,406         119,182
Entertainment Properties Trust+            3,146         118,919
LaSalle Hotel Properties                   4,276         118,018
PS Business Parks, Inc.                    2,938         117,079
Mid-America Apartment
  Communities, Inc.                        2,905         113,150
Manufactured Home Communities,
  Inc.                                     3,365         111,853
Eastgroup Properties                       3,302         109,626
Sun Communities, Inc.                      2,794         109,497
National Health Investors, Inc.            3,842         109,266
Cornerstone Realty Income
  Trust, Inc.                             10,678         104,217
Tanger Factory Outlet                      2,323         104,024
  Centers, Inc.
Sovran Self Storage, Inc.                  2,581         101,124
Innkeepers USA Trust                       7,746          96,360
FelCor Lodging Trust, Inc.*                8,513          96,282
AMLI Residential Properties
  Trust                                    3,130          95,621
Glenborough Realty Trust, Inc.             4,499          93,444
Parkway Properties, Inc./MD                1,902          88,348
Saul Centers, Inc.                         2,672          87,855
Equity Inns, Inc.                          8,691          85,867
CRT Properties, Inc.                       3,969          85,135
Kramont Realty Trust                       4,563          84,872
US Restaurant Properties, Inc.             4,941          83,453
Bedford Property Investors, Inc.           2,600          78,884
Ramco-Gershenson Properties+               2,901          78,559
Town & Country Trust                       2,960          75,332
Meristar Hospitality Corp.*               13,668          74,491
Correctional Properties Trust              2,497          68,168
Winston Hotels, Inc.                       6,311          67,528
Associated Estates Realty Corp.            6,572          65,654
Urstadt Biddle Properties, Inc.            3,675          56,007
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $15,203,007)                                  17,315,156
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.7%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  119,622         119,622
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $119,622)                                        119,622
                                                     -----------
SECURITIES LENDING COLLATERAL  7.4%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              1,310,065       1,310,065
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,310,065)                                    1,310,065
                                                     -----------
TOTAL INVESTMENTS 106.2%
  (Cost $16,632,694)                                 $18,744,843
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (6.2)%                                    $(1,099,169)
                                                     ===========
NET ASSETS - 100.0%                                  $17,645,674
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
  2004.
REIT - Real Estate Investment Trust.

--------------------------------------------------------------------------------
RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  81.0%
Wal-Mart Stores, Inc.                     16,910     $   899,612
Home Depot, Inc.                          17,015         666,988
eBay, Inc.*+                               5,990         550,721
Lowe's Cos., Inc.+                         9,060         492,411
Costco Wholesale Corp.+                    8,600         357,416
Target Corp.+                              7,155         323,764
Amazon.com, Inc.*+                         7,835         320,138
The Gap, Inc.+                            16,695         312,196
InterActiveCorp*+                         13,100         288,462
Sherwin-Williams Co.                       6,110         268,596
Limited Brands, Inc.+                     11,805         263,133
Weight Watchers International,
  Inc.*+                                   5,810         225,544
Walgreen Co.                               6,230         223,221
Staples, Inc.                              7,365         219,624
Office Depot, Inc.*+                      14,590         219,288
Abercrombie & Fitch Co. - Class
  A+                                       6,835         215,302
Boise Cascade Corp.                        6,360         211,661
Claire's Stores, Inc.                      8,200         205,328
BJ's Wholesale Club, Inc.*+                7,340         200,676
Neiman-Marcus Group, Inc. -
  Class A                                  3,410         196,075
CVS Corp.                                  4,585         193,166
Nordstrom, Inc.                            4,800         183,552
Advance Auto Parts, Inc.*+                 5,330         183,352
AutoZone, Inc.*+                           2,370         183,082
Regis Corp.                                4,500         180,990
Chico's FAS, Inc.*+                        5,270         180,234
Building Material Holding Corp.            6,344         174,587
Urban Outfitters, Inc.*+                   5,020         172,688
Rent-A-Center, Inc.*                       6,670         172,486
Insight Enterprises, Inc.*                10,055         169,326
Select Comfort Corp.*                      9,090         165,438
Dress Barn, Inc.*                          9,065         158,184
J Jill Group, Inc.*                        7,835         155,525
Movie Gallery, Inc.                        8,750         153,387
Rite Aid Corp.*+                          42,550         149,776
PETCO Animal Supplies, Inc.*               4,530         147,950
JC Penney Holding Co., Inc.+               4,170         147,118
Kmart Holding Corp.*+                      1,590         139,077
PEP Boys-Manny Moe & Jack+                 9,750         136,500
Payless Shoesource, Inc.*+                13,420         135,945
Kohl's Corp.*+                             2,600         125,294
Charming Shoppes, Inc.*                   16,609         118,256
United Auto Group, Inc.                    4,630         116,167
NeighborCare, Inc.*                        4,260         107,991
Best Buy Co., Inc.                         1,975         107,124
May Department Stores Co.                  4,090         104,827
AnnTaylor Stores Corp.*                    4,337         101,486
Aaron Rents, Inc.                          3,890          84,646
American Eagle Outfitters, Inc.+           2,175          80,149
Tractor Supply Co.*                        2,540          79,858
Bed Bath & Beyond, Inc.*                   1,840          68,282
Christopher & Banks Corp.                  4,190          67,082
Petsmart, Inc.                             2,250          63,877
TJX Cos., Inc.                             2,450          53,998
Sears Roebuck and Co.+                     1,205          48,019
Adesa, Inc.*                               2,860          46,990
AutoNation, Inc.*+                         2,730          46,628
Netflix, Inc.*+                            2,950          45,489
Federated Department Stores,
  Inc.                                       755          34,300
Stein Mart, Inc.*                          1,916          29,162
Longs Drug Stores Corp.                    1,160          28,072
Dollar General Corp.                       1,340          27,001
Genuine Parts Co.                            630          24,179
Sonic Automotive, Inc.                       930          18,647
Williams-Sonoma, Inc.*+                      340          12,767
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $9,789,342)                                   11,582,810
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.9%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  125,017         125,017
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $125,017)                                        125,017
                                                     -----------
SECURITIES LENDING COLLATERAL  16.5%
Investment in Securities Lending Short
Term Investment Portfolio Held by
U.S. Bank                              2,369,551       2,369,551
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,369,551)                                    2,369,551
                                                     -----------
TOTAL INVESTMENTS 98.4%
  (Cost $12,283,910)                                 $14,077,378
                                                     ===========
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.6%                                 $   227,278
                                                     ===========
NET ASSETS - 100.0%                                  $14,304,656
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30, 2004.

--------------------------------------------------------------------------------
TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.2%
Microsoft Corp.                           32,292     $   892,874
Intel Corp.                               25,025         502,001
Cisco Systems, Inc.*                      25,701         465,188
International Business Machines
  Corp.                                    4,566         391,489
Oracle Corp.*                             32,828         370,300
Hewlett-Packard Co.+                      17,637         330,694
Dell, Inc.*+                               7,590         270,204
Qualcomm, Inc.                             6,138         239,628
Yahoo!, Inc.*+                             5,920         200,747
Texas Instruments, Inc.                    8,686         184,838
Motorola, Inc.                            10,068         181,627
Corning, Inc.*+                           14,241         157,790
First Data Corp.                           3,601         156,643
Sun Microsystems, Inc.*                   36,405         147,076
Computer Associates
  International, Inc.+                     4,373         115,010
Intuit, Inc.*+                             2,468         112,047
Computer Sciences Corp.*                   2,338         110,120
Symantec Corp.*                            1,915         105,095
Analog Devices, Inc.+                      2,427          94,119
Adobe Systems, Inc.                        1,895          93,746
Lucent Technologies, Inc.*+               29,056          92,108
EMC Corp./Massachusetts*+                  7,800          90,012
Micron Technology, Inc.*+                  7,437          89,467
Applied Materials, Inc.*                   5,352          88,254
Lexmark International, Inc.*                 959          80,566
Network Appliance, Inc.*+                  3,234          74,382
Agilent Technologies, Inc.*                3,367          72,626
Iron Mountain, Inc.*                       2,015          68,208
Autodesk, Inc.+                            1,382          67,207
CDW Corp.+                                 1,139          66,096
Jabil Circuit, Inc.*+                      2,871          66,033
Xerox Corp.*+                              4,616          64,993
Apple Computer, Inc.*                      1,652          64,015
KLA-Tencor Corp.*                          1,522          63,133
Juniper Networks, Inc.*+                   2,661          62,800
Broadcom Corp. - Class A*+                 2,158          58,892
Harris Corp.                               1,049          57,632
National Semiconductor Corp.*+             3,700          57,313
Microchip Technology, Inc.                 2,126          57,062
Novellus Systems, Inc.*                    2,135          56,770
Cadence Design Systems, Inc.*+             4,123          53,764
Maxim Integrated Products, Inc.+           1,262          53,370
Paychex, Inc.                              1,762          53,124
McAfee, Inc.*+                             2,636          52,984
Electronic Data Systems Corp.              2,731          52,954
Sabre Holdings Corp.+                      2,075          50,900
Alliance Data Systems Corp.*               1,239          50,254
Veritas Software Corp.*                    2,811          50,036
Advanced Micro Devices, Inc.*+             3,691          47,983
Automatic Data Processing, Inc.            1,139          47,063
Tektronix, Inc.                            1,369          45,519
Storage Technology Corp.*                  1,775          44,836
Ingram Micro, Inc. - Class A*              2,696          43,406
Xilinx, Inc.+                              1,572          42,444
CheckFree Corp.*                           1,492          41,284
National Instruments Corp.+                1,359          41,137
Siebel Systems, Inc.*                      5,422          40,882
BMC Software, Inc.*                        2,511          39,699
SunGard Data Systems, Inc.*                1,635          38,864
Teradyne, Inc.*+                           2,721          36,461
Synopsys, Inc.*                            2,268          35,902
Zebra Technologies Corp. -
  Class A*                                   573          34,959
Polycom, Inc.*                             1,742          34,526
Scientific-Atlanta, Inc.                   1,332          34,525
Citrix Systems, Inc.*+                     1,955          34,252
Waters Corp.*+                               756          33,340
Red Hat, Inc.*                             2,711          33,183
QLogic Corp.*                              1,109          32,837
BearingPoint, Inc.*                        3,660          32,720
JDS Uniphase Corp.*                        9,705          32,706
Ceridian Corp.*                            1,745          32,125
TIBCO Software, Inc.*                      3,710          31,572
MEMC Electronic Materials,
  Inc.*+                                   3,717          31,520
Factset Research Systems, Inc.               609          29,354
Fiserv, Inc.*                                816          28,446
Parametric Technology Corp.*               5,322          28,100
Ask Jeeves, Inc.*                            846          27,673
Plantronics, Inc.                            624          26,982
Thermo Electron Corp.*                       996          26,912
Semtech Corp.*+                            1,389          26,627
Novell, Inc.*+                             4,193          26,458
Cognizant Technology Solutions
  Corp.*                                     866          26,422
PerkinElmer, Inc.                          1,522          26,209
PMC - Sierra, Inc.*+                       2,974          26,201
ADTRAN, Inc.+                              1,129          25,606
Hyperion Solutions Corp.*+                   736          25,017
Utstarcom, Inc.*+                          1,552          25,003
Avid Technology, Inc.*                       533          24,982
RSA Security, Inc.*                        1,239          23,913
RF Micro Devices, Inc.*                    3,627          22,995
Cognex Corp.                                 851          22,296
Varian Semiconductor                         716          22,124
  Equipment Associates, Inc.*
Nvidia Corp.*                              1,522          22,099
Anixter International, Inc.*+                623          21,861
Atmel Corp.*+                              5,968          21,604
Avocent Corp.*                               826          21,501
Comverse Technology, Inc.*+                1,109          20,882
Cymer, Inc.*+                                716          20,521
Benchmark Electronics, Inc.*                 686          20,443
Sanmina-SCI Corp.*                         2,894          20,403
Cypress Semiconductor Corp.*+              2,268          20,049
Micrel, Inc.*                              1,925          20,039
eFunds Corp.*                              1,049          19,501
Skyworks Solutions, Inc.*+                 2,015          19,142
Websense, Inc.*                              453          18,876
Adaptec, Inc.*                             2,388          18,149
Scansource, Inc.*                            280          17,864
Trimble Navigation Ltd.*                     556          17,570
Mercury Interactive Corp.*+                  496          17,300
Technitrol, Inc.*                            886          17,277
CSG Systems International, Inc.*           1,119          17,244
Akamai Technologies, Inc.*                 1,209          16,986
Axcelis Technologies, Inc.*                2,015          16,684
THQ, Inc.*                                   846          16,463
Flir Systems, Inc.*                          280          16,380
Vishay Intertechnology, Inc.*+             1,239          15,983
Global Imaging Systems, Inc.*                510          15,851
ADC Telecommunications, Inc.*              8,649          15,655
Mettler Toledo International,
  Inc.*                                      330          15,583
BEA Systems, Inc.*                         2,228          15,395
Progress Software Corp.*                     766          15,243
Black Box Corp.                              403          14,891
Rogers Corp.*                                343          14,574
Sandisk Corp.*                               493          14,356
Agilsys, Inc.                                826          14,282
WebEx Communications, Inc.*                  654          14,270
Hewitt Associates, Inc. - Class
  A*                                         526          13,918
DSP Group, Inc.*                             656          13,809
Filenet Corp.*                               766          13,374
Reynolds & Reynolds Co. - Class
  A                                          526          12,976
j2 Global Communications, Inc.*              390          12,320
Symmetricom, Inc.*                         1,209          11,437
Foundry Networks, Inc.*                    1,199          11,379
Silicon Laboratories, Inc.*                  310          10,258
DST Systems, Inc.*                           230          10,228
Helix Technology Corp.                       663           9,013
C-COR, Inc.*                               1,009           8,526
Itron, Inc.*                                 450           7,852
Radisys Corp.*                               523           7,296
Kulicke & Soffa Industries,
  Inc.*                                    1,259           7,113
Keithley Instruments, Inc.                   403           7,032
Jack Henry & Associates, Inc.                246           4,617
Electro Scientific Industries,
  Inc.*                                      260           4,511
Littelfuse, Inc.*                            120           4,144
Inter-Tel, Inc.                              190           4,108
MapInfo Corp.*                               179           1,933
SCM Microsystems, Inc.*                      590           1,617
Solectron Corp.*+                            286           1,416
CIENA Corp.*                                 506           1,002
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $7,689,004)                                    9,156,056
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  1.0%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $   89,005          89,005
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $89,005)                                          89,005
                                                     -----------
SECURITIES LENDING COLLATERAL  13.1%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              1,226,484       1,226,484
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,226,484)                                    1,226,484
                                                     -----------
TOTAL INVESTMENTS 112.3%
  (Cost $9,004,493)                                  $10,471,545
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (12.3)%                                   $(1,143,092)
                                                     ===========
NET ASSETS - 100.0%                                  $ 9,328,453
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30, 2004.

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                           MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.1%
Vodafone Group  PLC - SP ADR+             65,120     $ 1,570,043
Cisco Systems, Inc.*                      65,560       1,186,636
Verizon Communications, Inc.              25,550       1,006,159
SBC Communications, Inc.                  38,180         990,771
Qualcomm, Inc.                            22,570         881,133
Nokia OYJ - SP ADR                        59,360         814,419
Telefonaktiebolaget LM Ericsson
  - SP ADR*+                              25,305         790,528
BellSouth Corp.                           27,230         738,478
AT&T Wireless Services, Inc.*             49,740         735,157
Motorola, Inc.                            39,590         714,204
Sprint Corp.+                             32,200         648,186
Nextel Communications, Inc. -
  Class A*                                25,450         606,728
Corning, Inc.*                            47,040         521,203
Avaya, Inc.*                              33,330         464,620
Alltel Corp.+                              8,450         463,990
AT&T Corp.+                               29,831         427,180
Lucent Technologies, Inc.*+              124,990         396,218
CenturyTel, Inc.                          11,450         392,048
Juniper Networks, Inc.*+                  15,710         370,756
Alcatel SA - SP ADR*+                     29,650         347,795
Nextel Partners, Inc. - Class
  A*+                                     16,230         269,093
Scientific-Atlanta, Inc.                   9,500         246,240
Tellabs, Inc.*+                           25,660         235,815
JDS Uniphase Corp.*                       66,870         225,352
Telephone & Data Systems, Inc.             2,650         223,051
Citizens Communications Co.+              14,869         199,096
QLogic Corp.*+                             6,690         198,091
NII Holdings, Inc. - Class B*+             4,700         193,687
Western Wireless Corp.*                    7,400         190,254
General Communication, Inc. -
  Class A*                                20,589         186,330
Price Communications Corp.*               12,010         183,153
Harris Corp.+                              3,280         180,203
Plantronics, Inc.                          3,800         164,312
CommScope, Inc.*+                          6,260         135,216
ADTRAN, Inc.+                              5,880         133,358
Comverse Technology, Inc.*+                6,600         124,278
Boston Communications Group,
  Inc.*                                   14,030         123,043
Level 3 Communications, Inc.*+            46,570         120,616
Commonwealth Telephone
  Enterprises, Inc.*                       2,720         118,456
Utstarcom, Inc.*+                          7,160         115,348
Foundry Networks, Inc.*                   11,856         112,513
Andrew Corp.*                              8,987         110,001
ViaSat, Inc.*                              5,362         107,776
Polycom, Inc.*                             5,420         107,424
Belden CDT, Inc.                           4,110          89,598
Cia Telecomunicaciones de Chile
  SA-SP ADR                                8,010          88,831
Advanced Fibre Communications,
  Inc.*                                    5,560          88,404
Symmetricom, Inc.*                         8,358          79,067
Crown Castle International
  Corp.*                                   5,300          78,864
ADC Telecommunications, Inc.*             43,200          78,192
Inter-Tel, Inc.                            3,610          78,048
McDATA Corp.*                             14,610          73,488
Harmonic, Inc.*                           10,220          67,963
C-COR, Inc.*                               7,342          62,040
CIENA Corp.*                              30,930          61,241
Audiovox Corp. - Class A*                  3,540          59,614
Digi International, Inc.*                  4,950          56,579
Adaptec, Inc.*                             7,380          56,088
Bel Fuse, Inc. - Class B                   1,510          49,951
China Telecom Corp. Ltd. - SP
  ADR                                      1,520          49,096
Deutsche Telekom AG - SP ADR*+             2,360          44,038
Powerwave Technologies, Inc.*              6,440          39,670
Black Box Corp.                              990          36,581
American Tower Corp. - Class A*+           2,150          33,003
Telecomunicacoes Brasileiras SA
  - SP ADR                                   600          16,500
SCM Microsystems, Inc.*                    5,381          14,744
Alamosa Holdings, Inc.*+                   1,260           9,626
Brasil Telecom Participacoes
  S.A. ADR                                   290           9,396
MCI, Inc.                                    160           2,680
Tele Leste Celular
  Participacoes SA - SP ADR*                   8             122
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $16,804,992)                                  19,392,382
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.9%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  183,163         183,163
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $183,163)                                        183,163
                                                     -----------
SECURITIES LENDING COLLATERAL  8.7%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              1,719,598 $     1,719,598
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,719,598)                                    1,719,598
                                                     -----------
TOTAL INVESTMENTS 107.7%
  (Cost $18,707,753)                                 $21,295,143
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (7.7)%                                    $(1,522,291)
                                                     ===========
NET ASSETS - 100.0%                                  $19,772,852
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30,
  2004.
ADR--American Depository Receipt.

--------------------------------------------------------------------------------

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  98.0%
United Parcel Service, Inc. -
  Class B+                                35,160     $ 2,669,347
FedEx Corp.+                              19,650       1,683,808
Burlington Northern Santa Fe
  Corp.                                   43,740       1,675,679
Norfolk Southern Corp.+                   52,104       1,549,573
Union Pacific Corp.                       21,390       1,253,454
Southwest Airlines Co.                    68,500         932,970
Ryder System, Inc.+                       19,700         926,688
CSX Corp.+                                23,060         765,592
CNF, Inc.                                 18,080         741,099
Expeditors International
  Washington, Inc.+                       12,660         654,522
J.B.Hunt Transport Services,
  Inc.+                                   16,659         618,715
EGL, Inc.*+                               20,376         616,578
Yellow Roadway Corp.*+                    13,137         615,994
Swift Transportation Co., Inc.*+          36,370         611,743
Arkansas Best Corp.                       16,080         588,850
Alaska Air Group, Inc.*                   21,559         534,232
C.H. Robinson Worldwide, Inc.+            10,930         507,043
SkyWest, Inc.                             33,250         500,413
Sirva, Inc.*                              20,307         465,030
JetBlue Airways Corp.*+                   21,620         452,290
Kirby Corp.*                               9,911         397,927
Knight Transportation, Inc.*              18,016         385,903
Heartland Express, Inc.                   19,735         364,111
Alexander & Baldwin, Inc.                 10,092         342,522
Landstar System, Inc.*                     5,100         299,268
AMR Corp.*+                               40,530         297,085
Kansas City Southern*                     18,247         276,807
Canadian Pacific Railway Ltd.              8,410         216,810
Werner Enterprises, Inc.                  10,533         203,392
SCS Transportation, Inc.*                  9,590         181,635
USF Corp.+                                 4,240         152,174
Frontier Airlines, Inc.*                  17,807         136,758
Forward Air Corp.*+                        2,989         119,620
HUB Group, Inc. - Class A*                 2,820         105,045
FLYi, Inc.*+                              26,430         103,341
Delta Air Lines, Inc.*+                   17,690          58,200
ExpressJet Holdings, Inc.*+                5,010          50,150
Mesa Air Group, Inc.*                      8,740          44,574
AirTran Holdings, Inc.*                    1,370          13,645
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $19,563,714)                                  22,112,587
                                                     -----------

                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  1.0%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  228,623         228,623
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $228,623)                                        228,623
                                                     -----------
SECURITIES LENDING COLLATERAL  24.7%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              5,571,926       5,571,926
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,571,926)                                    5,571,926
                                                     -----------
TOTAL INVESTMENTS 123.7%
  (Cost $25,364,263)                                 $27,913,136
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.7)%                                   $(5,354,550)
                                                     ===========
NET ASSETS - 100.0%                                  $22,558,586
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30, 2004.

--------------------------------------------------------------------------------


UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  97.9%
PG&E Corp.*                               23,960     $   728,399
Consolidated Edison, Inc.+                15,943         670,244
Sempra Energy+                            17,453         631,624
DTE Energy Co.+                           14,703         620,320
KeySpan Corp.+                            15,309         600,113
Constellation Energy Group,
  Inc.+                                   15,007         597,879
Xcel Energy, Inc.+                        33,692         583,545
Energy East Corp.                         20,940         527,269
Equitable Resources, Inc.+                 9,542         518,226
Pepco Holdings, Inc.+                     25,591         509,261
NSTAR                                      9,812         481,769
Allegheny Energy, Inc.*+                  30,170         481,513
Northeast Utilities                       24,650         477,963
Southern Union Co.*+                      22,229         455,684
OGE Energy Corp.                          17,890         451,365
PNM Resources, Inc.                       19,680         442,997
Sierra Pacific Resources Corp.*+          47,770         427,541
WPS Resources Corp.                        9,478         426,415
Idacorp, Inc.                             14,372         417,650
Atmos Energy Corp.                        16,510         415,887
Duquesne Light Holdings, Inc.+            22,630         406,435
CMS Energy Corp.*+                        42,260         402,315
Avista Corp.                              22,015         398,472
Aquila, Inc.*+                           125,312         390,973
Unisource Energy Corp.                    16,050         390,818
Cleco Corp.                               22,571         389,124
CH Energy Group, Inc.                      8,257         378,171
Laclede Group, Inc.                       12,396         362,335
Cascade Natural Gas Corp.                 16,104         341,888
CenterPoint Energy, Inc.+                 32,587         337,601
Exelon Corp.                               9,026         331,164
Dynegy, Inc. - Class A*+                  66,330         330,987
El Paso Electric Co.*                     19,260         309,508
Duke Energy Corp.+                        12,419         284,271
Southern Co.                               9,448         283,251
Southwest Gas Corp.                       11,747         281,341
Dominion Resources, Inc./VA+               4,164         271,701
UIL Holding Corp.                          5,357         263,511
TXU Corp.                                  5,261         252,107
Reliant Resources, Inc.*+                 24,800         231,384
Wisconsin Energy Corp.+                    6,741         215,038
FirstEnergy Corp.+                         5,084         208,851
NRG Energy, Inc.*                          7,090         191,005
Entergy Corp.                              2,870         173,951
Texas Genco Holdings, Inc.                 3,700         172,605
FPL Group, Inc.+                           2,277         155,565
AES Corp.*                                15,570         155,544
American Electric Power Co.,               4,475         143,021
  Inc.+
Progress Energy, Inc.+                     2,721         115,207
Green Mountain Power Corp.                 4,251         110,739
Public Service Enterprise
  Group, Inc.+                             2,292          97,639
Ameren Corp.+                              1,605          74,071
Edison International+                      2,793          74,042
Calpine Corp.*+                           23,700          68,730
PPL Corp.                                  1,426          67,279
Aqua America, Inc.                         2,810          62,129
New Jersey Resources Corp.                 1,450          60,030
Cinergy Corp.+                             1,039          41,144
NiSource, Inc.                               210           4,412
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $18,301,908)                                  19,294,023
                                                     -----------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.9%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  1.71% due 10/01/04                  $  172,936         172,936
                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $172,936)                                        172,936
                                                     -----------
SECURITIES LENDING COLLATERAL  20.9%
Investment in Securities Lending Short
Term Investment Portfolio held by
U.S. Bank                              4,133,832       4,133,832
                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,133,832)                                    4,133,832
                                                     -----------
TOTAL INVESTMENTS 119.7%
  (Cost $22,608,676)                                 $23,600,791
                                                     ===========
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.7)%                                   $(3,892,010)
                                                     ===========
NET ASSETS - 100.0%                                  $19,708,781
*Non-Income Producing Securities.
+All or a portion of this security is on loan at September 30, 2004.




ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation on August 23, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Trust or in other factors with respect to the Trust that could have significantly affected the Trust's or RGA's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or RGA during such period.


ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Rydex Variable Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ CARL G. VERBONCOEUR
                          ------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date                                 October 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                                     Carl G. Verboncoeur, President

Date                                 October 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*            /S/ NICK BONOS
                         -------------------------------------------------------
                                     Nick Bonos, Vice President and Treasurer

Date                                 October 29, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.